NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
210,795 shares (cost $2,955,384)	$2,799,353
Stock Index Fund, Inc. - Initial Shares (DSIF)
26,608 shares (cost $647,160)	784,409
Stock Index Fund, Inc. - Service Shares (DSIFS)
64,108 shares (cost $1,805,740)	1,891,833
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
3,394 shares (cost $84,142)	101,521
Investors Growth Stock Series - Service Class (MIGSC)
131,830 shares (cost $1,226,769)	1,419,807
Mid Cap Growth Series - Service Class (MMCGSC)
286,331 shares (cost $1,690,214)	1,569,094
New Discovery Series - Service Class (MNDSC)
131,639 shares (cost $1,798,451)	1,808,715
Value Series - Service Class (MVFSC)
232,923 shares (cost $2,739,944)	2,920,855
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
16,079 shares (cost $257,690)	241,018
Core Plus Fixed Income Portfolio - Class II (MSVF2)
43,013 shares (cost $419,502)	437,439
Managed Allocation Fund - Moderate Growth II (VFMG2)
1,076,334 shares (cost $10,228,125)	9,504,029
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
884 shares (cost $11,333)	12,335
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
246,988 shares (cost $3,677,998)	4,258,065
American Funds NVIT Bond Fund - Class II (GVABD2)
168,118 shares (cost $1,753,848)	1,921,593
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
85,595 shares (cost $1,568,997)	1,679,373
American Funds NVIT Growth Fund - Class II (GVAGR2)
48,117 shares (cost $2,260,546)	2,483,312
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
18,508 shares (cost $618,873)	660,733
Federated NVIT High Income Bond Fund - Class III (HIBF3)
17,433 shares (cost $118,971)	113,836
NVIT Emerging Markets Fund - Class II (GEM2)
42,519 shares (cost $513,115)	426,886
NVIT Emerging Markets Fund - Class VI (GEM6)
297,819 shares (cost $3,225,861)	3,010,952
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
17,377 shares (cost $163,758)	138,666
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
6,495 shares (cost $55,675)	50,271
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
637 shares (cost $5,946)	6,337
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
3,309 shares (cost $36,441)	32,888
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
6,230 shares (cost $57,589)	50,338
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
62,795 shares (cost $605,787)	626,068
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
48,309 shares (cost $431,462)	459,416

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Cardinal Conservative Fund - Class II (NVCCN2)
49,796 shares (cost $506,988)	511,407
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
223,456 shares (cost $2,155,259)	2,178,698
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
53,351 shares (cost $510,866)	489,230
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
78,635 shares (cost $787,591)	798,144
NVIT Core Bond Fund - Class I (NVCBD1)
1,586 shares (cost $16,472)	17,267
NVIT Core Bond Fund - Class II (NVCBD2)
44,902 shares (cost $480,149)	487,631
NVIT Core Plus Bond Fund - Class II (NVLCP2)
48,383 shares (cost $548,869)	554,957
NVIT Fund - Class II (TRF2)
16,033 shares (cost $120,233)	144,619
NVIT Government Bond Fund - Class I (GBF)
844,836 shares (cost $9,982,105)	10,078,894
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
739,109 shares (cost $7,231,947)	6,467,200
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
25,579 shares (cost $319,971)	327,926
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,100 shares (cost $14,286)	15,208
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,007,731 shares (cost $9,771,692)	10,278,854
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,176,471 shares (cost $45,506,223)	43,142,948
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,056,289 shares (cost $22,814,457)	20,501,196
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,355,573 shares (cost $13,928,974)	14,084,404
NVIT Mid Cap Index Fund - Class I (MCIF)
32,508 shares (cost $517,975)	570,508
NVIT Mid Cap Index Fund - Class II (MCIF2)
172,101 shares (cost $2,984,755)	3,006,597
NVIT Money Market Fund - Class I (SAM)
19,754,108 shares (cost $19,754,108)	19,754,108
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
858 shares (cost $7,865)	7,479
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
7,196 shares (cost $85,578)	60,015
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
97,344 shares (cost $919,236)	806,980
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
3,346 shares (cost $28,704)	31,051
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
384,959 shares (cost $2,962,828)	3,095,069
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,319 shares (cost $105,875)	114,212
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
14,866 shares (cost $134,506)	147,624
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
65,379 shares (cost $1,037,515)	978,730
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
10,766 shares (cost $73,907)	106,370
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
136,897 shares (cost $1,204,385)	1,330,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Multi-Manager Small Company Fund - Class I (SCF)
23,921 shares (cost $456,062)	405,947
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
98,380 shares (cost $1,398,970)	1,628,195
NVIT Short Term Bond Fund - Class II (NVSTB2)
31,188 shares (cost $322,227)	321,548
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,274,849 shares (cost $49,571,264)	48,107,526
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2,635,700 shares (cost $39,797,262)	38,612,999
Templeton NVIT International Value Fund - Class III (NVTIV3)
4,228 shares (cost $54,714)	44,942
NVIT Real Estate Fund - Class II (NVRE2)
177,529 shares (cost $1,277,117)	1,601,308
VPS Growth and Income Portfolio - Class B (ALVGIB)
125,356 shares (cost $2,528,637)	2,238,854
VPS International Value Portfolio - Class B (ALVIVB)
47,954 shares (cost $1,008,200)	546,674
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
33,649 shares (cost $897,113)	876,225
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
200,950 shares (cost $3,004,523)	3,090,618
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
34,555 shares (cost $318,772)	420,534
Capital Appreciation Fund II - Service Shares (FCA2S)
195,839 shares (cost $1,153,753)	1,178,951
High Income Bond Fund II - Service Shares (FHIBS)
709,265 shares (cost $4,156,669)	4,773,354
Kaufmann Fund II - Primary Shares (FVK2)
24,372 shares (cost $321,228)	312,938
Quality Bond Fund II - Primary Shares (FQB)
190,131 shares (cost $2,036,732)	2,131,371
Quality Bond Fund II - Service Shares (FQBS)
534,556 shares (cost $5,632,864)	5,965,642
Equity-Income Portfolio - Initial Class (FEIP)
533,044 shares (cost $12,194,581)	9,962,589
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
183,959 shares (cost $1,539,440)	1,624,357
High Income Portfolio - Initial Class (FHIP)
1,698,634 shares (cost $9,589,871)	9,155,640
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
116,286 shares (cost $1,542,817)	1,552,423
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
92,959 shares (cost $1,104,687)	1,232,637
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
31,212 shares (cost $428,680)	412,004
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
159,532 shares (cost $2,242,363)	2,201,548
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
139,896 shares (cost $1,982,822)	1,917,980
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
80,203 shares (cost $1,126,163)	1,088,352
VIP Fund - Balanced Portfolio - Initial Class (FBP)
983,469 shares (cost $13,574,093)	14,388,145
VIP Fund - Balanced Portfolio - Service Class (FBS)
244,865 shares (cost $3,483,968)	3,570,128
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)
126,785 shares (cost $1,786,292)	1,829,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
111,810 shares (cost $902,019)	903,422
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
17,136 shares (cost $155,580)	140,004
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
447,911 shares (cost $10,412,972)	8,344,590
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
664,686 shares (cost $15,265,922)	12,236,860
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
408,812 shares (cost $5,576,301)	5,146,943
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
504,395 shares (cost $6,677,702)	6,309,978
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
297,500 shares (cost $4,005,843)	3,686,021
VIP Fund - Growth Portfolio - Initial Class (FGP)
274,696 shares (cost $8,678,159)	10,133,521
VIP Fund - Growth Portfolio - Service Class (FGS)
275,102 shares (cost $8,347,402)	10,126,521
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
201,524 shares (cost $7,296,198)	7,361,662
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
227,510 shares (cost $1,258,724)	1,221,729
VIP Fund - High Income Portfolio - Service Class (FHIS)
800,906 shares (cost $4,456,603)	4,292,855
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
634,978 shares (cost $3,307,268)	3,339,985
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
256,540 shares (cost $1,381,472)	1,349,400
VIP Fund - High Income Portfolio - Service Class R (FHISR)
85,985 shares (cost $441,400)	459,161
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
166,039 shares (cost $22,797,274)	21,473,791
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,340,145 shares (cost $16,658,694)	17,381,675
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
92,807 shares (cost $2,726,730)	2,698,834
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
211,122 shares (cost $6,120,856)	6,107,773
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
529,864 shares (cost $15,101,226)	15,143,510
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
10,812,823 shares (cost $10,812,823)	10,812,823
VIP Fund - Overseas Portfolio - Initial Class (FOP)
570,868 shares (cost $11,280,171)	7,780,930
VIP Fund - Overseas Portfolio - Service Class (FOS)
188,452 shares (cost $3,323,409)	2,559,184
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
124,275 shares (cost $2,376,390)	1,680,195
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
129,248 shares (cost $1,933,071)	1,730,634
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
30,005 shares (cost $514,094)	406,571
VIP Fund - Value Portfolio - Service Class 2 (FV2)
39,571 shares (cost $466,465)	416,283
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
24,269 shares (cost $163,332)	212,600
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
17,630 shares (cost $214,424)	186,877

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
5,902 shares (cost $44,176)	48,279
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
61,180 shares (cost $444,047)	488,218
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
54,464 shares (cost $959,759)	1,089,819
Templeton Foreign Securities Fund - Class 1 (TIF)
17,680 shares (cost $245,259)	225,953
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
37,469 shares (cost $278,502)	284,389
Socially Responsive Portfolio - I Class Shares (AMSRS)
17,946 shares (cost $235,901)	257,522
Global Securities Fund/VA - Class 3 (OVGS3)
17,479 shares (cost $492,406)	483,302
Global Securities Fund/VA - Class 4 (OVGS4)
110,582 shares (cost $3,117,218)	3,014,471
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,382 shares (cost $151,984)	147,791
Global Securities Fund/VA - Service Class (OVGSS)
72,870 shares (cost $2,091,013)	1,982,799
High Income Fund/VA - Class 3 (OVHI3)
89,674 shares (cost $186,420)	172,174
High Income Fund/VA - Non-Service Shares (OVHI)
62,418 shares (cost $405,099)	118,595
Main Street Fund(R)/VA - Service Class (OVGIS)
232,262 shares (cost $4,764,982)	4,768,344
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
25,476 shares (cost $386,987)	437,424
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
20,679 shares (cost $290,648)	351,949
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,475,944 shares (cost $7,937,447)	8,102,935
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
76,966 shares (cost $916,542)	930,514
Low Duration Portfolio - Advisor Class (PMVLAD)
150,212 shares (cost $1,567,167)	1,559,199
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
9,214 shares (cost $123,326)	140,968
Putnam VT International Equity Fund - IB Shares (PVTIGB)
11,069 shares (cost $156,087)	105,048
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
9,028 shares (cost $105,408)	118,001
Putnam VT Voyager Fund - IB Shares (PVTVB)
22,331 shares (cost $788,021)	709,239
Capital Growth Portfolio - Class II (ACEG2)
44,659 shares (cost $1,317,764)	1,400,069
Comstock Portfolio - Class II (ACC2)
445,217 shares (cost $5,626,714)	5,022,048
V.I. Capital Appreciation Fund - Series II (AVCA2)
34,850 shares (cost $858,348)	733,951
V.I. Capital Development Fund - Series I (AVCDI)
3,113 shares (cost $26,908)	38,754
V.I. Capital Development Fund - Series II (AVCD2)
9,522 shares (cost $119,553)	114,833
V.I. Core Equity Fund - Series I (AVGI)
7,419 shares (cost $185,578)	198,243
V.I. Core Equity Fund - Series II (AVCE2)
25,767 shares (cost $632,557)	683,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

V.I. International Growth Fund - Series II (AVIE2)
10,298 shares (cost $194,439)	268,561
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
17,240 shares (cost $170,121)	199,289
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
24,293 shares (cost $897,379)	747,752
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
206,835 shares (cost $1,923,879)	1,883,795
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
17,210 shares (cost $133,571)	132,173

Total Investments	$541,293,869
Accounts Payable	(78,365)

$541,215,504

Contract Owners’ Equity:
Accumulation units	540,346,279
Contracts in payout (annuitization) period (note 1f)	869,225

Total Contract Owners’ Equity (note 5)	$541,215,504

See accompanying notes to financial statements.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	MLVGA3	DSIF	DSIFS	DSRG	MIGSC	MMCGSC	MNDSC
Reinvested dividends	$10,069,603	66,474	16,902	31,614	1,448	4,093	-	-
Mortality and expense risk charges (note 2)	(7,384,507)	(28,637)	(10,607)	(23,256)	(1,469)	(19,832)	(23,779)	(29,881)

Net investment income (loss)	2,685,096	37,837	6,295	8,358	(21)	(15,739)	(23,779)	(29,881)
Realized gain (loss) on investments	(3,037,299)	19,934	57,166	(92,468)	14,659	104,383	(148,111)	338,829
Change in unrealized gain (loss) on investments	(18,698,548)	(267,348)	(55,786)	87,319	(13,702)	(91,923)	50,831	(888,191)

Net gain (loss) on investments	(21,735,847)	(247,414)	1,380	(5,149)	957	12,460	(97,280)	(549,362)

Reinvested capital gains	2,484,486	70,272	6,942	13,812	-	-	-	276,155

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,566,265)	(139,305)	14,617	17,021	936	(3,279)	(121,059)	(303,088)

Investment Activity:	MVFSC	MVIVSC	MSVF2	VFMG2	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$40,980	3,113	16,965	174,577	189	70,026	46,167	21,574
Mortality and expense risk charges (note 2)	(41,488)	(2,616)	(5,098)	(129,452)	(164)	(51,869)	(20,899)	(22,471)

Net investment income (loss)	(508)	497	11,867	45,125	25	18,157	25,268	(897)
Realized gain (loss) on investments	(220,463)	4,178	5,663	(429,985)	1,577	(173,909)	129,012	(52,147)
Change in unrealized gain (loss) on investments	152,407	(25,210)	3,756	(358,830)	(1,035)	156,384	(68,239)	(140,534)

Net gain (loss) on investments	(68,056)	(21,032)	9,419	(788,815)	542	(17,525)	60,773	(192,681)

Reinvested capital gains	13,021	-	-	-	27	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(55,543)	(20,535)	21,286	(743,690)	594	632	86,041	(193,578)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVAGR2	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR1
Reinvested dividends	$7,869	10,023	13,393	2,602	17,989	1,640	316	34
Mortality and expense risk charges (note 2)	(31,999)	(10,051)	(2,006)	(6,420)	(52,099)	(3,602)	(830)	(28)

Net investment income (loss)	(24,130)	(28)	11,387	(3,818)	(34,110)	(1,962)	(514)	6
Realized gain (loss) on investments	170,778	119,681	33,122	(85,774)	651,833	(10,430)	1,658	(371)
Change in unrealized gain (loss) on investments	(327,569)	(161,638)	(39,505)	(66,448)	(1,711,401)	(48,967)	(11,336)	391

Net gain (loss) on investments	(156,791)	(41,957)	(6,383)	(152,222)	(1,059,568)	(59,397)	(9,678)	20

Reinvested capital gains	-	-	-	-	-	-	420	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,921)	(41,985)	5,004	(156,040)	(1,093,678)	(61,359)	(9,772)	26

Investment Activity:	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$468	1,345	16,992	10,788	13,891	62,045	12,170	24,682
Mortality and expense risk charges (note 2)	(749)	(640)	(7,247)	(4,826)	(5,855)	(27,423)	(5,617)	(10,818)

Net investment income (loss)	(281)	705	9,745	5,962	8,036	34,622	6,553	13,864
Realized gain (loss) on investments	4,146	1,468	45,288	66,165	4,540	279,876	880	67,792
Change in unrealized gain (loss) on investments	(5,343)	(8,072)	(79,848)	(73,411)	(13,653)	(399,666)	(42,228)	(91,450)

Net gain (loss) on investments	(1,197)	(6,604)	(34,560)	(7,246)	(9,113)	(119,790)	(41,348)	(23,658)

Reinvested capital gains	-	811	4,055	1,718	2,796	14,900	4,740	5,105

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,478)	(5,088)	(20,760)	434	1,719	(70,268)	(30,055)	(4,689)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$513	11,450	8,419	1,534	311,741	135,897	7,967	365
Mortality and expense risk charges (note 2)	(202)	(4,150)	(3,748)	(2,248)	(123,122)	(94,330)	(4,580)	(203)

Net investment income (loss)	311	7,300	4,671	(714)	188,619	41,567	3,387	162
Realized gain (loss) on investments	18	4,619	5,788	16,152	(30,633)	(931,810)	5,654	1,670
Change in unrealized gain (loss) on investments	544	7,692	6,053	(19,448)	441,914	556,205	(10,560)	(1,869)

Net gain (loss) on investments	562	12,311	11,841	(3,296)	411,281	(375,605)	(4,906)	(199)

Reinvested capital gains	-	-	349	-	30,151	-	511	14

Net increase (decrease) in contract owners’ equity resulting from operations	$873	19,611	16,861	(4,010)	630,051	(334,038)	(1,008)	(23)

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2	SAM	NVMIG6
Reinvested dividends	$295,697	1,115,843	493,501	371,153	5,322	21,695	14	132
Mortality and expense risk charges (note 2)	(147,549)	(627,984)	(296,233)	(189,980)	(7,773)	(39,571)	(223,332)	(187)

Net investment income (loss)	148,148	487,859	197,268	181,173	(2,451)	(17,876)	(223,318)	(55)
Realized gain (loss) on investments	(41,144)	(1,171,600)	(1,053,568)	(321,961)	34,404	40,576	-	1,743
Change in unrealized gain (loss) on investments	70,128	253,901	296,424	310,627	(47,611)	(172,809)	-	(3,960)

Net gain (loss) on investments	28,984	(917,699)	(757,144)	(11,334)	(13,207)	(132,233)	-	(2,217)

Reinvested capital gains	38,842	-	-	-	9,324	49,686	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$215,974	(429,840)	(559,876)	169,839	(6,334)	(100,423)	(223,318)	(2,272)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF
Reinvested dividends	$1,339	16,998	-	30,549	-	1,321	-	598
Mortality and expense risk charges (note 2)	(961)	(11,354)	(557)	(46,150)	(1,745)	(1,824)	(12,666)	(1,421)

Net investment income (loss)	378	5,644	(557)	(15,601)	(1,745)	(503)	(12,666)	(823)
Realized gain (loss) on investments	(51,635)	(117,683)	6,983	142,806	36,093	5,614	(24,142)	13,576
Change in unrealized gain (loss) on investments	40,718	(59,924)	(7,460)	(513,539)	(41,676)	(13,332)	11,260	(21,094)

Net gain (loss) on investments	(10,917)	(177,607)	(477)	(370,733)	(5,583)	(7,718)	(12,882)	(7,518)

Reinvested capital gains	-	-	-	111,346	-	643	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,539)	(171,963)	(1,034)	(274,988)	(7,328)	(7,578)	(25,548)	(8,341)

Investment Activity:	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2
Reinvested dividends	$6,181	2,570	10,462	6,163	366,582	185,824	1,527	10,975
Mortality and expense risk charges (note 2)	(20,972)	(5,031)	(25,671)	(4,493)	(752,879)	(479,687)	(654)	(20,089)

Net investment income (loss)	(14,791)	(2,461)	(15,209)	1,670	(386,297)	(293,863)	873	(9,114)
Realized gain (loss) on investments	(55,884)	(39,217)	(233,048)	3,756	126,044	131,304	(2,177)	191,491
Change in unrealized gain (loss) on investments	(63,635)	8,886	95,993	(3,813)	(1,664,941)	(1,350,278)	(5,001)	(84,462)

Net gain (loss) on investments	(119,519)	(30,331)	(137,055)	(57)	(1,538,897)	(1,218,974)	(7,178)	107,029

Reinvested capital gains	-	-	-	-	191,262	154,548	60	6,918

Net increase (decrease) in contract owners’ equity resulting from operations	$(134,310)	(32,792)	(152,264)	1,613	(1,733,932)	(1,358,289)	(6,245)	104,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	FCA2S	FHIBS	FVK2
Reinvested dividends	$26,236	27,603	867	10,749	3,302	7,085	488,746	3,995
Mortality and expense risk charges (note 2)	(28,383)	(9,880)	(11,291)	(48,551)	(5,669)	(15,443)	(63,548)	(4,273)

Net investment income (loss)	(2,147)	17,723	(10,424)	(37,802)	(2,367)	(8,358)	425,198	(278)
Realized gain (loss) on investments	(326,627)	(15,093)	24,418	(100,127)	(86,546)	(19,929)	87,642	5,926
Change in unrealized gain (loss) on investments	461,231	(165,516)	(49,990)	(255,164)	74,775	(58,783)	(299,683)	(62,910)

Net gain (loss) on investments	134,604	(180,609)	(25,572)	(355,291)	(11,771)	(78,712)	(212,041)	(56,984)

Reinvested capital gains	-	-	-	-	1,321	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$132,457	(162,886)	(35,996)	(393,093)	(12,817)	(87,070)	213,157	(57,262)

Investment Activity:	FQB	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2
Reinvested dividends	$137,629	335,382	260,027	13,421	638,752	27,821	20,443	6,143
Mortality and expense risk charges (note 2)	(27,744)	(72,851)	(151,212)	(23,887)	(139,891)	(25,054)	(13,960)	(5,048)

Net investment income (loss)	109,885	262,531	108,815	(10,466)	498,861	2,767	6,483	1,095
Realized gain (loss) on investments	25,493	32,585	(496,750)	(69,916)	(197,591)	48,896	50,601	18,373
Change in unrealized gain (loss) on investments	(103,898)	(226,153)	353,158	(104,534)	(38,710)	(179,506)	(150,944)	(54,099)

Net gain (loss) on investments	(78,405)	(193,568)	(143,592)	(174,450)	(236,301)	(130,610)	(100,343)	(35,726)

Reinvested capital gains	-	-	-	-	-	3,348	2,647	891

Net increase (decrease) in contract owners’ equity resulting from operations	$31,480	68,963	(34,777)	(184,916)	262,560	(124,495)	(91,213)	(33,740)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FAMP	FAMS	FAM2	FBP	FBS	FB2	FDCA2	FDCAS
Reinvested dividends	$45,900	39,428	20,133	253,453	57,743	28,456	-	240
Mortality and expense risk charges (note 2)	(34,519)	(19,970)	(12,221)	(233,138)	(40,825)	(24,808)	(12,838)	(1,527)

Net investment income (loss)	11,381	19,458	7,912	20,315	16,918	3,648	(12,838)	(1,287)
Realized gain (loss) on investments	2,685	(12)	1,502	543,304	132,783	40,929	(104,030)	(7,849)
Change in unrealized gain (loss) on investments	(117,078)	(103,402)	(56,996)	(1,450,853)	(337,270)	(160,608)	79,787	2,609

Net gain (loss) on investments	(114,393)	(103,414)	(55,494)	(907,549)	(204,487)	(119,679)	(24,243)	(5,240)

Reinvested capital gains	11,237	10,090	5,659	40,627	10,140	5,232	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(91,775)	(73,866)	(41,923)	(846,607)	(177,429)	(110,799)	(37,081)	(6,527)

Investment Activity:	FEIS	FEI2	FGIP	FGIS	FGI2	FGP	FGS	FG2
Reinvested dividends	$211,444	291,646	95,641	109,367	59,518	39,610	28,405	9,901
Mortality and expense risk charges (note 2)	(93,835)	(158,491)	(77,017)	(66,307)	(44,495)	(158,158)	(113,911)	(92,193)

Net investment income (loss)	117,609	133,155	18,624	43,060	15,023	(118,548)	(85,506)	(82,292)
Realized gain (loss) on investments	(480,838)	(1,059,164)	84,442	79,592	(123,463)	712,547	51,437	373,430
Change in unrealized gain (loss) on investments	368,269	911,417	(87,546)	(78,347)	123,753	(717,137)	(58,457)	(365,300)

Net gain (loss) on investments	(112,569)	(147,747)	(3,104)	1,245	290	(4,590)	(7,020)	8,130

Reinvested capital gains	-	-	-	-	-	39,241	39,695	29,315

Net increase (decrease) in contract owners’ equity resulting from operations	$5,040	(14,592)	15,520	44,305	15,313	(83,897)	(52,831)	(44,847)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP	FIGBP	FMCP
Reinvested dividends	$83,734	294,879	233,642	92,376	31,537	439,434	571,613	7,677
Mortality and expense risk charges (note 2)	(16,958)	(46,238)	(41,457)	(17,344)	(4,635)	(269,646)	(223,345)	(40,375)

Net investment income (loss)	66,776	248,641	192,185	75,032	26,902	169,788	348,268	(32,698)
Realized gain (loss) on investments	61,317	(108,079)	(123,183)	160,206	24,863	172,767	248,305	(14,552)
Change in unrealized gain (loss) on investments	(101,894)	(1,734)	39,004	(197,003)	(38,776)	(681,164)	(625)	(327,080)

Net gain (loss) on investments	(40,577)	(109,813)	(84,179)	(36,797)	(13,913)	(508,397)	247,680	(341,632)

Reinvested capital gains	-	-	-	-	-	554,148	501,520	5,087

Net increase (decrease) in contract owners’ equity resulting from operations	$26,199	138,828	108,006	38,235	12,989	215,539	1,097,468	(369,243)

Investment Activity:	FMCS	FMC2	FMMP	FOP	FOS	FO2	FO2R	FOSR
Reinvested dividends	$10,139	3,712	13,129	129,501	39,576	23,117	24,756	6,293
Mortality and expense risk charges (note 2)	(75,479)	(210,223)	(148,358)	(136,631)	(32,126)	(22,362)	(26,201)	(5,427)

Net investment income (loss)	(65,340)	(206,511)	(135,229)	(7,130)	7,450	755	(1,445)	866
Realized gain (loss) on investments	(71,225)	(109,636)	-	(37,981)	187,848	(6,925)	(202,906)	(61,525)
Change in unrealized gain (loss) on investments	(781,407)	(1,865,349)	-	(1,769,528)	(776,189)	(384,554)	(202,609)	(33,081)

Net gain (loss) on investments	(852,632)	(1,974,985)	-	(1,807,509)	(588,341)	(391,479)	(405,515)	(94,606)

Reinvested capital gains	11,618	29,169	-	19,634	6,567	4,199	5,074	1,046

Net increase (decrease) in contract owners’ equity resulting from operations	$(906,354)	(2,152,327)	(135,229)	(1,795,005)	(574,324)	(386,525)	(401,886)	(92,694)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI	TIF	FTVFA2
Reinvested dividends	$3,342	2,115	1,850	-	-	20,193	5,795	53
Mortality and expense risk charges (note 2)	(5,014)	(2,681)	(2,336)	(620)	(7,719)	(13,310)	(3,152)	(3,974)

Net investment income (loss)	(1,672)	(566)	(486)	(620)	(7,719)	6,883	2,643	(3,921)
Realized gain (loss) on investments	(42,384)	(3,864)	(13,293)	(1,881)	(23,020)	39,125	9,316	21,182
Change in unrealized gain (loss) on investments	27,170	(18,916)	3,148	(3,494)	(26,948)	20,076	(41,144)	(22,564)

Net gain (loss) on investments	(15,214)	(22,780)	(10,145)	(5,375)	(49,968)	59,201	(31,828)	(1,382)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,886)	(23,346)	(10,631)	(5,995)	(57,687)	66,084	(29,185)	(5,303)

Investment Activity:	AMSRS	OVGS3	OVGS4	OVGS	OVGSS	OVHI3	OVHI	OVGIS
Reinvested dividends	$953	7,378	44,809	2,566	28,088	27,545	13,686	34,058
Mortality and expense risk charges (note 2)	(3,292)	(5,938)	(46,103)	(1,997)	(28,841)	(2,763)	(1,480)	(61,828)

Net investment income (loss)	(2,339)	1,440	(1,294)	569	(753)	24,782	12,206	(27,770)
Realized gain (loss) on investments	44,683	(16,412)	(317,033)	(3,538)	77,894	28,529	(113,682)	93,944
Change in unrealized gain (loss) on investments	(49,868)	(31,887)	(26,002)	(13,142)	(293,040)	(60,994)	98,414	(151,620)

Net gain (loss) on investments	(5,185)	(48,299)	(343,035)	(16,680)	(215,146)	(32,465)	(15,268)	(57,676)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,524)	(46,859)	(344,329)	(16,111)	(215,899)	(7,683)	(3,062)	(85,446)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	OVSC	OVSCS	OVSBS	PMVFAD	PMVLAD	PVGIB	PVTIGB	PVTSCB
Reinvested dividends	$3,563	1,089	292,645	11,476	25,613	1,906	4,091	621
Mortality and expense risk charges (note 2)	(5,309)	(3,086)	(108,768)	(6,902)	(17,170)	(1,803)	(1,428)	(1,419)

Net investment income (loss)	(1,746)	(1,997)	183,877	4,574	8,443	103	2,663	(798)
Realized gain (loss) on investments	20,352	24,882	60,354	14,470	20,007	1,991	(27,175)	(138)
Change in unrealized gain (loss) on investments	(26,254)	(30,481)	(369,289)	1,818	(28,435)	(10,228)	2,880	(5,225)

Net gain (loss) on investments	(5,902)	(5,599)	(308,935)	16,288	(8,428)	(8,237)	(24,295)	(5,363)

Reinvested capital gains	-	-	127,331	2,923	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,648)	(7,596)	2,273	23,785	15	(8,134)	(21,632)	(6,161)

Investment Activity:	PVTVB	ACEG2	ACC2	AVCA2	AVCDI	AVCD2	AVGI	AVCE2
Reinvested dividends	$-	-	83,548	-	-	-	2,352	5,731
Mortality and expense risk charges (note 2)	(13,611)	(20,842)	(69,420)	(11,988)	(724)	(2,404)	(2,727)	(9,125)

Net investment income (loss)	(13,611)	(20,842)	14,128	(11,988)	(724)	(2,404)	(375)	(3,394)
Realized gain (loss) on investments	101,260	84,804	(210,114)	4,809	372	7,048	7,934	5,463
Change in unrealized gain (loss) on investments	(345,459)	(176,252)	33,422	(79,026)	(4,181)	(16,271)	(8,623)	(15,466)

Net gain (loss) on investments	(244,199)	(91,448)	(176,692)	(74,217)	(3,809)	(9,223)	(689)	(10,003)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(257,810)	(112,290)	(162,564)	(86,205)	(4,533)	(11,627)	(1,064)	(13,397)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	AVIE2	AVMCCI	VWHAR	WRASP	WFVSCG	NVAGF3	NVGWL6
Reinvested dividends	$4,716	744	6,214	14,637	-	1,183	141
Mortality and expense risk charges (note 2)	(4,013)	(3,044)	(8,868)	(17,728)	(1,971)	(188)	(104)

Net investment income (loss)	703	(2,300)	(2,654)	(3,091)	(1,971)	995	37
Realized gain (loss) on investments	64,807	(14,571)	16,379	48,264	7,432	(4,994)	(1,204)
Change in unrealized gain (loss) on investments	(89,272)	1,272	(206,046)	(164,047)	(20,896)	3,508	-

Net gain (loss) on investments	(24,465)	(13,299)	(189,667)	(115,783)	(13,464)	(1,486)	(1,204)

Reinvested capital gains	-	-	6,685	-	-	1,614	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(23,762)	(15,599)	(185,636)	(118,874)	(15,435)	1,123	(1,167)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		MLVGA3		DSIF		DSIFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,685,096	2,734,281	37,837	5,058	6,295	7,580	8,358	6,761
Realized gain (loss) on investments	(3,037,299)	(37,324,642)	19,934	23,390	57,166	(229,836)	(92,468)	(165,918)
Change in unrealized gain (loss) on investments	(18,698,548)	118,488,197	(267,348)	73,426	(55,786)	349,989	87,319	416,010
Reinvested capital gains	2,484,486	2,081,638	70,272	10,512	6,942	-	13,812	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,566,265)	85,979,474	(139,305)	112,386	14,617	127,733	17,021	256,853

Equity transactions:
Purchase payments received from contract owners (note 3)	15,285,156	19,211,225	107,946	55,468	5,332	19,163	14,836	76,438
Transfers between funds	-	-	1,201,740	734,969	(19,479)	(278,065)	70,595	5,317
Redemptions (note 3)	(157,048,819)	(192,934,479)	(216,391)	(284,498)	(316,344)	(182,823)	(290,699)	(763,311)
Annuity benefits	(193,349)	(192,710)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(39,388)	(45,638)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(75,384)	(216,883)	(21)	(249)	(7)	(281)	(173)	(624)
Adjustments to maintain reserves	(78,018)	(520)	(166)	26	(30)	66	(96)	57

Net equity transactions	(142,149,802)	(174,179,005)	1,093,108	505,716	(330,528)	(441,940)	(205,537)	(682,123)

Net change in contract owners’ equity	(158,716,067)	(88,199,531)	953,803	618,102	(315,911)	(314,207)	(188,516)	(425,270)
Contract owners’ equity beginning of period	699,931,571	788,131,102	1,845,529	1,227,427	1,100,324	1,414,531	2,080,342	2,505,612

Contract owners’ equity end of period	$541,215,504	699,931,571	2,799,332	1,845,529	784,413	1,100,324	1,891,826	2,080,342

CHANGES IN UNITS:
Beginning units	50,317,786	62,967,784	140,639	101,563	87,671	132,305	147,732	201,886
Units purchased	5,408,238	21,294,483	105,840	102,200	13,638	36,085	37,972	57,524
Units redeemed	(15,510,263)	(33,944,481)	(22,553)	(63,124)	(40,465)	(80,719)	(52,353)	(111,678)

Ending units	40,215,761	50,317,786	223,926	140,639	60,844	87,671	133,351	147,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DSRG		MIGSC		MMCGSC		MNDSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(21)	(455)	(15,739)	(20,006)	(23,779)	(30,460)	(29,881)	(27,794)
Realized gain (loss) on investments	14,659	16,091	104,383	70,381	(148,111)	(327,918)	338,829	(152,830)
Change in unrealized gain (loss) on investments	(13,702)	12,278	(91,923)	137,865	50,831	922,303	(888,191)	906,944
Reinvested capital gains	-	-	-	-	-	-	276,155	-

Net increase (decrease) in contract owners’ equity resulting from operations	936	27,914	(3,279)	188,240	(121,059)	563,925	(303,088)	726,320

Equity transactions:
Purchase payments received from contract owners (note 3)	-	4,114	9,322	18,345	19,293	71,516	57,316	43,508
Transfers between funds	(814)	(16,733)	(47,044)	(18,681)	2,155	(56,157)	(150,902)	274,351
Redemptions (note 3)	(73,638)	(115,398)	(414,031)	(471,380)	(767,296)	(697,991)	(537,526)	(565,127)
Annuity benefits	-	-	-	(731)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(104)	(461)	(1,078)	(748)	(1,098)	(230)	(363)
Adjustments to maintain reserves	(8)	-	(978)	(87)	(153)	130	(127)	(234)

Net equity transactions	(74,460)	(128,121)	(453,192)	(473,612)	(746,749)	(683,600)	(631,469)	(247,865)

Net change in contract owners’ equity	(73,524)	(100,207)	(456,471)	(285,372)	(867,808)	(119,675)	(934,557)	478,455
Contract owners’ equity beginning of period	175,064	275,271	1,876,132	2,161,504	2,436,871	2,556,546	2,743,247	2,264,792

Contract owners’ equity end of period	$101,540	175,064	1,419,661	1,876,132	1,569,063	2,436,871	1,808,690	2,743,247

CHANGES IN UNITS:
Beginning units	14,745	28,301	169,342	217,516	266,237	358,057	181,790	202,161
Units purchased	430	5,992	19,798	42,741	20,718	85,666	29,681	79,054
Units redeemed	(6,708)	(19,548)	(61,232)	(90,915)	(102,719)	(177,486)	(76,514)	(99,425)

Ending units	8,467	14,745	127,908	169,342	184,236	266,237	134,957	181,790

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVFSC		MVIVSC		MSVF2		VFMG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(508)	8,507	497	(337)	11,867	34,295	45,125	(58,487)
Realized gain (loss) on investments	(220,463)	(364,227)	4,178	106	5,663	(67,227)	(429,985)	(639,654)
Change in unrealized gain (loss) on investments	152,407	718,562	(25,210)	8,539	3,756	82,431	(358,830)	1,913,128
Reinvested capital gains	13,021	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(55,543)	362,842	(20,535)	8,308	21,286	49,499	(743,690)	1,214,987

Equity transactions:
Purchase payments received from contract owners (note 3)	28,451	175,785	38,244	1,120	1,364	-	182,768	305,010
Transfers between funds	(84,697)	(118,033)	198,681	68,681	20,488	(185,183)	(248,860)	(238,465)
Redemptions (note 3)	(859,326)	(1,448,894)	(52,331)	(595)	(188,458)	(236,927)	(3,278,237)	(2,660,740)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(725)	(3,286)	(524)	-	(8)	(54)	(4,388)	(3,232)
Adjustments to maintain reserves	(124)	(258)	(17)	(2)	(60)	(40)	(17)	191

Net equity transactions	(916,421)	(1,394,686)	184,053	69,204	(166,674)	(422,204)	(3,348,734)	(2,597,236)

Net change in contract owners’ equity	(971,964)	(1,031,844)	163,518	77,512	(145,388)	(372,705)	(4,092,424)	(1,382,249)
Contract owners’ equity beginning of period	3,892,801	4,924,645	77,512	-	582,799	955,504	13,596,438	14,978,687

Contract owners’ equity end of period	$2,920,837	3,892,801	241,030	77,512	437,411	582,799	9,504,014	13,596,438

CHANGES IN UNITS:
Beginning units	276,669	386,745	7,202	-	50,365	87,666	1,066,389	1,286,972
Units purchased	17,230	94,589	32,444	7,260	11,454	23,476	64,485	103,073
Units redeemed	(82,332)	(204,665)	(16,570)	(58)	(25,701)	(60,777)	(334,658)	(323,656)

Ending units	211,567	276,669	23,076	7,202	36,118	50,365	796,216	1,066,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$25	(68)	18,157	25,602	25,268	25,993	(897)	(5,582)
Realized gain (loss) on investments	1,577	290	(173,909)	(434,166)	129,012	(8,975)	(52,147)	(288,254)
Change in unrealized gain (loss) on investments	(1,035)	2,037	156,384	943,171	(68,239)	110,143	(140,534)	502,163
Reinvested capital gains	27	57	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	594	2,316	632	534,607	86,041	127,161	(193,578)	208,327

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	68,335	111,149	2,424	109,212	9,117	69,614
Transfers between funds	2,120	18,938	118,857	(144,927)	(65,932)	(66,502)	(75,691)	(4,070)
Redemptions (note 3)	(8,376)	(3,240)	(1,130,423)	(1,360,050)	(496,710)	(649,344)	(470,296)	(598,163)
Annuity benefits	-	-	-	-	-	-	(3,334)	(3,133)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10)	-	(291)	(1,524)	(339)	(1,048)	(35)	(817)
Adjustments to maintain reserves	5	(14)	(62)	(75)	(111)	(126)	(120)	209

Net equity transactions	(6,261)	15,684	(943,584)	(1,395,427)	(560,668)	(607,808)	(540,359)	(536,360)

Net change in contract owners’ equity	(5,667)	18,000	(942,952)	(860,820)	(474,627)	(480,647)	(733,937)	(328,033)
Contract owners’ equity beginning of period	18,000	-	5,200,988	6,061,808	2,396,198	2,876,845	2,413,294	2,741,327

Contract owners’ equity end of period	$12,333	18,000	4,258,036	5,200,988	1,921,571	2,396,198	1,679,357	2,413,294

CHANGES IN UNITS:
Beginning units	1,295	-	502,659	651,642	216,731	273,839	210,497	265,398
Units purchased	187	1,546	26,675	185,865	32,619	103,148	18,224	83,050
Units redeemed	(586)	(251)	(117,066)	(334,848)	(83,006)	(160,256)	(65,441)	(137,951)

Ending units	896	1,295	412,268	502,659	166,344	216,731	163,280	210,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAGR2		GVAGI2		HIBF3		GEM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(24,130)	(22,990)	(28)	(649)	11,387	21,440	(3,818)	(8,133)
Realized gain (loss) on investments	170,778	(369,170)	119,681	(35,777)	33,122	(8,974)	(85,774)	(25,540)
Change in unrealized gain (loss) on investments	(327,569)	768,400	(161,638)	110,405	(39,505)	20,724	(66,448)	121,844
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(180,921)	376,240	(41,985)	73,979	5,004	33,190	(156,040)	88,171

Equity transactions:
Purchase payments received from contract owners (note 3)	7,972	19,658	-	17,461	-	14,870	-	-
Transfers between funds	145,054	630,613	(2,631)	64,041	(72,634)	5,184	(80,700)	(31,971)
Redemptions (note 3)	(437,365)	(627,397)	(159,761)	(292,032)	(109,389)	(49,310)	(95,881)	(153,456)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(365)	(449)	(195)	(96)	-	-	(16)	(28)
Adjustments to maintain reserves	(125)	223	(37)	40	(11)	(24)	(72)	(10)

Net equity transactions	(284,829)	22,648	(162,624)	(210,586)	(182,034)	(29,280)	(176,669)	(185,465)

Net change in contract owners’ equity	(465,750)	398,888	(204,609)	(136,607)	(177,030)	3,910	(332,709)	(97,294)
Contract owners’ equity beginning of period	2,949,018	2,550,130	865,342	1,001,949	290,850	286,940	759,614	856,908

Contract owners’ equity end of period	$2,483,268	2,949,018	660,733	865,342	113,820	290,850	426,905	759,614

CHANGES IN UNITS:
Beginning units	292,377	296,662	101,249	128,907	21,643	24,087	24,842	32,278
Units purchased	53,404	133,572	25,621	30,778	3,611	10,960	148	3,111
Units redeemed	(84,728)	(137,857)	(46,996)	(58,436)	(16,993)	(13,404)	(6,806)	(10,547)

Ending units	261,053	292,377	79,874	101,249	8,261	21,643	18,184	24,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEM6		NVIE6		NVNMO2		NVNSR1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(34,110)	(74,610)	(1,962)	(1,089)	(514)	(1,237)	6	-
Realized gain (loss) on investments	651,833	(1,365,766)	(10,430)	(915)	1,658	10,143	(371)	-
Change in unrealized gain (loss) on investments	(1,711,401)	2,334,212	(48,967)	17,066	(11,336)	(2,134)	391	-
Reinvested capital gains	-	-	-	-	420	9,010	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,093,678)	893,836	(61,359)	15,062	(9,772)	15,782	26	-

Equity transactions:
Purchase payments received from contract owners (note 3)	29,106	193,977	3,359	4,625	8,750	6,870	2,600	-
Transfers between funds	(1,613,479)	1,018,225	45,409	54,978	(15,718)	(28,255)	9,511	-
Redemptions (note 3)	(1,368,322)	(1,292,015)	(13,101)	(115,929)	(37,890)	(1,055)	(5,800)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(653)	(2,170)	(8)	(5)	-	-	-	-
Adjustments to maintain reserves	(118)	(59)	(20)	(33)	(5)	(15)	4	-

Net equity transactions	(2,953,466)	(82,042)	35,639	(56,364)	(44,863)	(22,455)	6,315	-

Net change in contract owners’ equity	(4,047,144)	811,794	(25,720)	(41,302)	(54,635)	(6,673)	6,341	-
Contract owners’ equity beginning of period	7,058,106	6,246,312	164,382	205,684	104,902	111,575	-	-

Contract owners’ equity end of period	$3,010,962	7,058,106	138,662	164,382	50,267	104,902	6,341	-

CHANGES IN UNITS:
Beginning units	307,087	313,458	21,028	29,502	11,886	14,452	-	-
Units purchased	35,649	186,567	39,896	19,861	1,705	8,211	2,107	-
Units redeemed	(171,453)	(192,938)	(40,955)	(28,335)	(7,063)	(10,777)	(1,431)	-

Ending units	171,283	307,087	19,969	21,028	6,528	11,886	676	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(281)	(37)	705	(206)	9,745	(1,586)	5,962	(2,299)
Realized gain (loss) on investments	4,146	753	1,468	1,439	45,288	66,636	66,165	36,775
Change in unrealized gain (loss) on investments	(5,343)	(546)	(8,072)	(1,395)	(79,848)	(2,465)	(73,411)	19,707
Reinvested capital gains	-	-	811	2,870	4,055	-	1,718	24

Net increase (decrease) in contract owners’ equity resulting from operations	(1,478)	170	(5,088)	2,708	(20,760)	62,585	434	54,207

Equity transactions:
Purchase payments received from contract owners (note 3)	55,185	1,440	-	1,795	16,228	25,026	10,400	17,250
Transfers between funds	(74,013)	131,259	32,870	27,903	49,858	114,210	55,557	69,269
Redemptions (note 3)	(18,552)	(75,038)	(17,987)	(15,603)	(107,644)	(379,310)	(106,556)	(185,376)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1)	(54)	(17)	-	-	(218)	(297)
Adjustments to maintain reserves	(10)	(4)	(23)	13	(38)	3,911	(8)	(17)

Net equity transactions	(37,390)	57,656	14,806	14,091	(41,596)	(236,163)	(40,825)	(99,171)

Net change in contract owners’ equity	(38,868)	57,826	9,718	16,799	(62,356)	(173,578)	(40,391)	(44,964)
Contract owners’ equity beginning of period	71,753	13,927	40,618	23,819	688,412	861,990	499,801	544,765

Contract owners’ equity end of period	$32,885	71,753	50,336	40,618	626,056	688,412	459,410	499,801

CHANGES IN UNITS:
Beginning units	7,407	1,750	4,410	2,949	66,979	91,943	50,889	61,751
Units purchased	9,171	18,717	3,599	6,851	16,476	18,589	21,985	29,587
Units redeemed	(13,053)	(13,060)	(2,144)	(5,390)	(20,981)	(43,553)	(23,841)	(40,449)

Ending units	3,525	7,407	5,865	4,410	62,474	66,979	49,033	50,889

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,036	120	34,622	(6,015)	6,553	(829)	13,864	(2,053)
Realized gain (loss) on investments	4,540	57,504	279,876	254,576	880	18,203	67,792	96,758
Change in unrealized gain (loss) on investments	(13,653)	(31,965)	(399,666)	(8,464)	(42,228)	244	(91,450)	28,902
Reinvested capital gains	2,796	7,476	14,900	-	4,740	-	5,105	2,398

Net increase (decrease) in contract owners’ equity resulting from operations	1,719	33,135	(70,268)	240,097	(30,055)	17,618	(4,689)	126,005

Equity transactions:
Purchase payments received from contract owners (note 3)	5,650	2,352	16,082	138,156	-	16,930	-	15,692
Transfers between funds	(11,424)	666	302,171	686,911	7,542	410,125	(90,081)	1,140,506
Redemptions (note 3)	(11,343)	(237,781)	(779,211)	(955,680)	(5,549)	(82,548)	(635,330)	(532,563)
Annuity benefits	-	-	(11,492)	(2,812)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,614)	-	(285)	(194)	(75)	-	(239)
Adjustments to maintain reserves	(36)	(20)	(71,721)	122,609	(18)	2	(34)	1

Net equity transactions	(17,153)	(236,397)	(544,171)	(11,101)	1,781	344,434	(725,445)	623,397

Net change in contract owners’ equity	(15,434)	(203,262)	(614,439)	228,996	(28,274)	362,052	(730,134)	749,402
Contract owners’ equity beginning of period	526,828	730,090	2,715,369	2,486,373	517,499	155,447	1,528,271	778,869

Contract owners’ equity end of period	$511,394	526,828	2,100,930	2,715,369	489,225	517,499	798,137	1,528,271

CHANGES IN UNITS:
Beginning units	49,131	72,094	258,090	272,785	53,888	18,195	146,653	80,979
Units purchased	3,179	32,928	48,081	165,757	790	55,212	38,989	159,466
Units redeemed	(4,747)	(55,891)	(92,958)	(180,452)	(657)	(19,519)	(107,741)	(93,792)

Ending units	47,563	49,131	213,213	258,090	54,021	53,888	77,901	146,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCBD1		NVCBD2		NVLCP2		TRF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$311	250	7,300	8,196	4,671	5,534	(714)	(1,120)
Realized gain (loss) on investments	18	283	4,619	47,858	5,788	10,562	16,152	(3,847)
Change in unrealized gain (loss) on investments	544	109	7,692	(16,640)	6,053	10,963	(19,448)	31,421
Reinvested capital gains	-	157	-	5,659	349	7,815	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	873	799	19,611	45,073	16,861	34,874	(4,010)	26,454

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	6,307	15,766	17,233	9,000	1,642	3,582
Transfers between funds	-	5,967	143,658	331,348	409,983	(235,561)	(2,798)	(8,045)
Redemptions (note 3)	-	(372)	(170,577)	(461,144)	(176,295)	(227,117)	(93,286)	(25,755)
Annuity benefits	-	-	(3,381)	(3,362)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(61)	(52)	-	(230)	(44)	(21)
Adjustments to maintain reserves	(5)	(6)	(28)	43	(24)	(5)	(21)	(32)

Net equity transactions	(5)	5,589	(24,082)	(117,401)	250,897	(453,913)	(94,507)	(30,271)

Net change in contract owners’ equity	868	6,388	(4,471)	(72,328)	267,758	(419,039)	(98,517)	(3,817)
Contract owners’ equity beginning of period	16,390	10,002	492,080	564,408	287,198	706,237	243,131	246,948

Contract owners’ equity end of period	$17,258	16,390	487,609	492,080	554,956	287,198	144,614	243,131

CHANGES IN UNITS:
Beginning units	1,463	945	42,830	53,305	23,657	62,464	26,560	28,643
Units purchased	-	776	18,681	84,741	46,865	28,877	1,637	13,833
Units redeemed	-	(258)	(20,771)	(95,216)	(26,908)	(67,684)	(12,199)	(15,916)

Ending units	1,463	1,463	40,740	42,830	43,614	23,657	15,998	26,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GBF		GVIDA		NVDBL2		NVDCA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$188,619	256,754	41,567	40,514	3,387	131	162	3
Realized gain (loss) on investments	(30,633)	320,715	(931,810)	(1,248,435)	5,654	(2,037)	1,670	20
Change in unrealized gain (loss) on investments	441,914	(466,670)	556,205	2,263,758	(10,560)	18,975	(1,869)	2,157
Reinvested capital gains	30,151	476,648	-	-	511	609	14	31

Net increase (decrease) in contract owners’ equity resulting from operations	630,051	587,447	(334,038)	1,055,837	(1,008)	17,678	(23)	2,211

Equity transactions:
Purchase payments received from contract owners (note 3)	137,911	203,288	159,259	93,365	-	-	-	-
Transfers between funds	(143,395)	(198,627)	(179,678)	(12,761)	62,793	257,729	-	14,497
Redemptions (note 3)	(3,178,930)	(4,854,408)	(1,951,179)	(2,871,350)	(89,560)	(20,854)	(8,442)	-
Annuity benefits	-	(1,008)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,657)	(13,595)	(2,409)	(3,329)	-	(208)	-	-
Adjustments to maintain reserves	(1,278)	(455)	(160)	-	(17)	10	4	(16)

Net equity transactions	(3,187,349)	(4,864,805)	(1,974,167)	(2,794,075)	(26,784)	236,677	(8,438)	14,481

Net change in contract owners’ equity	(2,557,298)	(4,277,358)	(2,308,205)	(1,738,238)	(27,792)	254,355	(8,461)	16,692
Contract owners’ equity beginning of period	12,635,998	16,913,356	8,775,432	10,513,670	355,704	101,349	23,664	6,972

Contract owners’ equity end of period	$10,078,700	12,635,998	6,467,227	8,775,432	327,912	355,704	15,203	23,664

CHANGES IN UNITS:
Beginning units	911,816	1,261,907	632,405	862,813	28,401	8,765	1,764	577
Units purchased	90,827	297,915	44,293	145,843	5,077	30,610	-	1,764
Units redeemed	(317,908)	(648,006)	(186,188)	(376,251)	(7,198)	(10,974)	(608)	(577)

Ending units	684,735	911,816	490,510	632,405	26,280	28,401	1,156	1,764

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDC		GVIDM		GVDMA		GVDMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$148,148	147,732	487,859	546,709	197,268	211,504	181,173	212,250
Realized gain (loss) on investments	(41,144)	(269,308)	(1,171,600)	(2,160,462)	(1,053,568)	(1,258,624)	(321,961)	(821,145)
Change in unrealized gain (loss) on investments	70,128	692,749	253,901	7,456,513	296,424	4,286,680	310,627	2,037,136
Reinvested capital gains	38,842	37,030	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	215,974	608,203	(429,840)	5,842,760	(559,876)	3,239,560	169,839	1,428,241

Equity transactions:
Purchase payments received from contract owners (note 3)	242,802	599,512	1,143,548	1,533,607	891,517	474,251	160,978	815,351
Transfers between funds	70,323	2,101,076	(2,008,298)	(2,233,779)	(454,894)	(2,057,625)	174,159	681,164
Redemptions (note 3)	(3,643,696)	(5,171,326)	(16,581,667)	(23,352,608)	(8,268,263)	(7,714,597)	(4,403,330)	(8,572,546)
Annuity benefits	(57,163)	(48,803)	-	-	-	-	(42,985)	(31,297)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,213)	(5,205)	(10,752)	(30,909)	(5,403)	(7,240)	(3,386)	(5,277)
Adjustments to maintain reserves	8,164	(63,491)	(12)	6,476	(243)	5,239	8,805	(76,404)

Net equity transactions	(3,382,783)	(2,588,237)	(17,457,181)	(24,077,213)	(7,837,286)	(9,299,972)	(4,105,759)	(7,189,009)

Net change in contract owners’ equity	(3,166,809)	(1,980,034)	(17,887,021)	(18,234,453)	(8,397,162)	(6,060,412)	(3,935,920)	(5,760,768)
Contract owners’ equity beginning of period	13,446,964	15,426,998	61,029,906	79,264,359	28,898,325	34,958,737	18,021,843	23,782,611

Contract owners’ equity end of period	$10,280,155	13,446,964	43,142,885	61,029,906	20,501,163	28,898,325	14,085,923	18,021,843

CHANGES IN UNITS:
Beginning units	1,034,421	1,264,065	4,481,861	6,413,045	2,074,231	2,817,169	1,326,730	1,915,167
Units purchased	63,364	453,875	236,171	983,092	169,547	541,419	74,140	453,514
Units redeemed	(320,092)	(683,519)	(1,516,225)	(2,914,276)	(725,251)	(1,284,357)	(374,974)	(1,041,951)

Ending units	777,693	1,034,421	3,201,807	4,481,861	1,518,527	2,074,231	1,025,896	1,326,730

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MCIF		MCIF2		SAM		NVMIG6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,451)	1,127	(17,876)	(7,618)	(223,318)	(277,564)	(55)	(231)
Realized gain (loss) on investments	34,404	(10,468)	40,576	(229,216)	-	-	1,743	322
Change in unrealized gain (loss) on investments	(47,611)	188,454	(172,809)	1,019,522	-	-	(3,960)	1,872
Reinvested capital gains	9,324	886	49,686	3,727	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,334)	179,999	(100,423)	786,415	(223,318)	(277,564)	(2,272)	1,963

Equity transactions:
Purchase payments received from contract owners (note 3)	3,631	4,654	52,149	33,525	5,763,371	7,788,909	-	-
Transfers between funds	(10,786)	(15,952)	324,826	(108,892)	6,520,584	1,949,886	(4,301)	17,355
Redemptions (note 3)	(288,704)	(205,668)	(914,557)	(975,002)	(14,294,126)	(17,918,858)	(11,403)	(3,384)
Annuity benefits	-	-	-	-	(5,165)	(4,711)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(382)	(410)	(1,378)	(7,413)	(22,572)	-	-
Adjustments to maintain reserves	(7)	(10)	(137)	63	(798)	(8,221)	(6)	(10)

Net equity transactions	(295,866)	(217,358)	(538,129)	(1,051,684)	(2,023,547)	(8,215,567)	(15,710)	13,961

Net change in contract owners’ equity	(302,200)	(37,359)	(638,552)	(265,269)	(2,246,865)	(8,493,131)	(17,982)	15,924
Contract owners’ equity beginning of period	872,688	910,047	3,645,106	3,910,375	22,000,876	30,494,007	25,457	9,533

Contract owners’ equity end of period	$570,488	872,688	3,006,554	3,645,106	19,754,011	22,000,876	7,475	25,457

CHANGES IN UNITS:
Beginning units	50,797	66,192	227,723	305,639	2,057,422	2,836,313	2,763	1,163
Units purchased	9,767	6,220	40,764	62,324	1,806,057	2,322,777	-	6,121
Units redeemed	(26,158)	(21,615)	(73,783)	(140,240)	(1,997,439)	(3,101,668)	(1,850)	(4,521)

Ending units	34,406	50,797	194,704	227,723	1,866,040	2,057,422	913	2,763

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDIV3		GVDIV6		NVMLG2		NVMLV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$378	1,527	5,644	11,211	(557)	(845)	(15,601)	(33,850)
Realized gain (loss) on investments	(51,635)	(13,028)	(117,683)	(595,243)	6,983	11,630	142,806	140,241
Change in unrealized gain (loss) on investments	40,718	17,317	(59,924)	639,832	(7,460)	(4,756)	(513,539)	162,006
Reinvested capital gains	-	-	-	-	-	2,844	111,346	191,876

Net increase (decrease) in contract owners’ equity resulting from operations	(10,539)	5,816	(171,963)	55,800	(1,034)	8,873	(274,988)	460,273

Equity transactions:
Purchase payments received from contract owners (note 3)	4,666	50	3,580	116,366	-	-	39,123	39,267
Transfers between funds	(6,096)	455	(72,228)	(64,815)	(22,393)	24,394	(205,079)	(178,817)
Redemptions (note 3)	(63,336)	(16,992)	(221,516)	(520,718)	(11,159)	(40,449)	(844,128)	(1,140,528)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(44)	(646)	-	(30)	(260)	(2,147)
Adjustments to maintain reserves	(2)	(27)	(59)	(84)	(4)	(67)	(160)	(125)

Net equity transactions	(64,768)	(16,514)	(290,267)	(469,897)	(33,556)	(16,152)	(1,010,504)	(1,282,350)

Net change in contract owners’ equity	(75,307)	(10,698)	(462,230)	(414,097)	(34,590)	(7,279)	(1,285,492)	(822,077)
Contract owners’ equity beginning of period	135,325	146,023	1,269,214	1,683,311	65,641	72,920	4,380,532	5,202,609

Contract owners’ equity end of period	$60,018	135,325	806,984	1,269,214	31,051	65,641	3,095,040	4,380,532

CHANGES IN UNITS:
Beginning units	11,941	12,901	114,188	159,390	7,142	9,045	496,336	657,221
Units purchased	412	2,337	4,924	54,442	1,771	4,809	24,153	78,251
Units redeemed	(5,969)	(3,297)	(31,306)	(99,644)	(5,387)	(6,712)	(142,967)	(239,136)

Ending units	6,384	11,941	87,806	114,188	3,526	7,142	377,522	496,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMG2		NVMMV2		SCGF2		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,745)	(1,919)	(503)	289	(12,666)	(11,792)	(823)	(695)
Realized gain (loss) on investments	36,093	17,291	5,614	24,445	(24,142)	(112,790)	13,576	4,611
Change in unrealized gain (loss) on investments	(41,676)	25,826	(13,332)	712	11,260	337,458	(21,094)	26,889
Reinvested capital gains	-	-	643	9,727	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,328)	41,198	(7,578)	35,173	(25,548)	212,876	(8,341)	30,805

Equity transactions:
Purchase payments received from contract owners (note 3)	-	17,806	-	-	27,406	19,721	1,985	115
Transfers between funds	(29,157)	52,028	2,598	17,289	9,463	47,618	(575)	(20,177)
Redemptions (note 3)	(74,320)	(36,754)	(16,050)	(140,751)	(207,290)	(277,179)	(34,781)	(13,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(34)	-	-	(60)	(121)	-	(65)
Adjustments to maintain reserves	(13)	(85)	(5)	(99)	(129)	(58)	(17)	(28)

Net equity transactions	(103,490)	32,961	(13,457)	(123,561)	(170,610)	(210,019)	(33,388)	(33,530)

Net change in contract owners’ equity	(110,818)	74,159	(21,035)	(88,388)	(196,158)	2,857	(41,729)	(2,725)
Contract owners’ equity beginning of period	225,041	150,882	168,659	257,047	1,174,847	1,171,990	148,074	150,799

Contract owners’ equity end of period	$114,223	225,041	147,624	168,659	978,689	1,174,847	106,345	148,074

CHANGES IN UNITS:
Beginning units	23,044	19,388	16,464	29,701	114,677	142,093	9,500	12,182
Units purchased	3,164	17,916	2,029	6,470	25,044	33,446	1,043	698
Units redeemed	(13,849)	(14,260)	(3,575)	(19,707)	(42,383)	(60,862)	(3,379)	(3,380)

Ending units	12,359	23,044	14,918	16,464	97,338	114,677	7,164	9,500

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCVF2		SCF		SCF2		NVSTB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(14,791)	(18,423)	(2,461)	(4,134)	(15,209)	(29,614)	1,670	1,032
Realized gain (loss) on investments	(55,884)	(620,993)	(39,217)	(60,659)	(233,048)	(538,332)	3,756	18,639
Change in unrealized gain (loss) on investments	(63,635)	1,101,661	8,886	168,999	95,993	1,097,344	(3,813)	(10,501)
Reinvested capital gains	-	-	-	-	-	-	-	1,200

Net increase (decrease) in contract owners’ equity resulting from operations	(134,310)	462,245	(32,792)	104,206	(152,264)	529,398	1,613	10,370

Equity transactions:
Purchase payments received from contract owners (note 3)	6,201	40,175	664	26,119	19,289	44,812	36,696	21,488
Transfers between funds	(157,599)	(72,384)	(27,824)	(63,004)	(53,139)	(68,227)	(115,144)	251,115
Redemptions (note 3)	(533,217)	(1,002,683)	(59,934)	(52,518)	(710,659)	(777,647)	(247,667)	(390,048)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(305)	(1,312)	-	(241)	(1,001)	(1,377)	(105)	(7)
Adjustments to maintain reserves	(138)	758	(54)	12	(105)	(215)	(24)	(47)

Net equity transactions	(685,058)	(1,035,446)	(87,148)	(89,632)	(745,615)	(802,654)	(326,244)	(117,499)

Net change in contract owners’ equity	(819,368)	(573,201)	(119,940)	14,574	(897,879)	(273,256)	(324,631)	(107,129)
Contract owners’ equity beginning of period	2,149,988	2,723,189	525,883	511,309	2,526,056	2,799,312	646,175	753,304

Contract owners’ equity end of period	$1,330,620	2,149,988	405,943	525,883	1,628,177	2,526,056	321,544	646,175

CHANGES IN UNITS:
Beginning units	150,741	240,942	30,919	38,291	149,418	205,252	61,124	72,229
Units purchased	6,469	78,506	1,358	12,276	2,051	34,209	6,441	59,758
Units redeemed	(57,389)	(168,707)	(6,710)	(19,648)	(47,772)	(90,043)	(37,267)	(70,863)

Ending units	99,821	150,741	25,567	30,919	103,697	149,418	30,298	61,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVOLG1		NVOLG2		NVTIV3		NVRE2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(386,297)	(47,726)	(293,863)	(28,884)	873	627	(9,114)	9,472
Realized gain (loss) on investments	126,044	(1,064)	131,304	1,807	(2,177)	(2,118)	191,491	162,053
Change in unrealized gain (loss) on investments	(1,664,941)	200,004	(1,350,278)	165,095	(5,001)	(6,079)	(84,462)	146,831
Reinvested capital gains	191,262	16,948	154,548	13,160	60	9,393	6,918	143,851

Net increase (decrease) in contract owners’ equity resulting from operations	(1,733,932)	168,162	(1,358,289)	151,178	(6,245)	1,823	104,833	462,207

Equity transactions:
Purchase payments received from contract owners (note 3)	602,178	21,477	646,882	86,179	-	10,000	7,407	35,112
Transfers between funds	(1,673,966)	61,916,512	(1,794,690)	50,596,992	5,089	9,898	14,671	41,395
Redemptions (note 3)	(10,118,014)	(1,075,106)	(9,185,612)	(546,017)	(25,555)	(28,503)	(413,884)	(508,154)
Annuity benefits	(10,858)	-	(1,211)	-	-	-	-	-
Contract maintenance charges (note 2)	(16,078)	(1,018)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,260)	-	(5,418)	(936)	-	(18)	(290)	(724)
Adjustments to maintain reserves	(2,737)	13,352	(2,730)	(6,257)	(16)	285	(150)	(121)

Net equity transactions	(11,220,735)	60,875,217	(10,342,779)	50,129,961	(20,482)	(8,338)	(392,246)	(432,492)

Net change in contract owners’ equity	(12,954,667)	61,043,379	(11,701,068)	50,281,139	(26,727)	(6,515)	(287,413)	29,715
Contract owners’ equity beginning of period	61,062,143	18,764	50,313,980	32,841	71,666	78,181	1,888,706	1,858,991

Contract owners’ equity end of period	$48,107,476	61,062,143	38,612,912	50,313,980	44,939	71,666	1,601,293	1,888,706

CHANGES IN UNITS:
Beginning units	4,389,025	1,450	3,620,630	2,535	5,264	6,039	203,791	258,334
Units purchased	54,314	4,524,813	105,364	3,708,226	522	1,884	24,218	103,142
Units redeemed	(858,189)	(137,238)	(845,934)	(90,131)	(1,974)	(2,659)	(63,351)	(157,685)

Ending units	3,585,150	4,389,025	2,880,060	3,620,630	3,812	5,264	164,658	203,791

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVGIB		ALVIVB		ALVPGB		ALVSVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,147)	(38,431)	17,723	12,621	(10,424)	(11,092)	(37,802)	(49,024)
Realized gain (loss) on investments	(326,627)	(427,807)	(15,093)	2,401	24,418	52,371	(100,127)	(288,970)
Change in unrealized gain (loss) on investments	461,231	782,644	(165,516)	(18,927)	(49,990)	35,339	(255,164)	1,520,672
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	132,457	316,406	(162,886)	(3,905)	(35,996)	76,618	(393,093)	1,182,678

Equity transactions:
Purchase payments received from contract owners (note 3)	23,655	38,794	-	-	4,986	31,857	24,077	100,183
Transfers between funds	(219,131)	(104,948)	(29,577)	(81,748)	27,659	(99,931)	(234,510)	(115,405)
Redemptions (note 3)	(649,215)	(741,396)	(254,507)	(613,646)	(244,941)	(435,829)	(1,395,847)	(2,071,345)
Annuity benefits	-	(316)	-	-	-	-	-	(449)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(483)	(1,486)	(393)	(211)	(35)	(1,103)	(435)	(3,653)
Adjustments to maintain reserves	(551)	(123)	(71)	137	(69)	76	(732)	91

Net equity transactions	(845,725)	(809,475)	(284,548)	(695,468)	(212,400)	(504,930)	(1,607,447)	(2,090,578)

Net change in contract owners’ equity	(713,268)	(493,069)	(447,434)	(699,373)	(248,396)	(428,312)	(2,000,540)	(907,900)
Contract owners’ equity beginning of period	2,952,030	3,445,099	994,116	1,693,489	1,124,622	1,552,934	5,090,995	5,998,895

Contract owners’ equity end of period	$2,238,762	2,952,030	546,682	994,116	876,226	1,124,622	3,090,455	5,090,995

CHANGES IN UNITS:
Beginning units	265,237	347,388	59,622	104,992	105,587	159,972	256,254	380,442
Units purchased	11,475	54,128	-	13,781	10,994	42,002	7,295	97,276
Units redeemed	(85,348)	(136,279)	(18,367)	(59,151)	(30,152)	(96,387)	(91,438)	(221,464)

Ending units	191,364	265,237	41,255	59,622	86,429	105,587	172,111	256,254

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DVSCS		FCA2S		FHIBS		FVK2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,367)	(2,914)	(8,358)	(10,728)	425,198	480,845	(278)	(3,873)
Realized gain (loss) on investments	(86,546)	(77,826)	(19,929)	30,694	87,642	(378,241)	5,926	792
Change in unrealized gain (loss) on investments	74,775	204,838	(58,783)	132,352	(299,683)	693,496	(62,910)	54,619
Reinvested capital gains	1,321	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,817)	124,098	(87,070)	152,318	213,157	796,100	(57,262)	51,538

Equity transactions:
Purchase payments received from contract owners (note 3)	6,627	729	16,611	35,999	27,994	66,610	856	22,108
Transfers between funds	36,027	(51,950)	28,399	989,992	114,454	220,238	14,440	431,098
Redemptions (note 3)	(180,669)	(135,804)	(504,958)	(638,349)	(1,707,761)	(2,290,000)	(76,490)	(58,584)
Annuity benefits	-	-	-	-	(3,614)	(3,399)	(2,704)	(1,720)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(120)	(137)	(2,350)	(980)	(3,653)	(18)	(224)
Adjustments to maintain reserves	(46)	9	(53)	(13)	(229)	24	56	(10,162)

Net equity transactions	(138,063)	(187,136)	(460,138)	385,279	(1,570,136)	(2,010,180)	(63,860)	382,516

Net change in contract owners’ equity	(150,880)	(63,038)	(547,208)	537,597	(1,356,979)	(1,214,080)	(121,122)	434,054
Contract owners’ equity beginning of period	571,410	634,448	1,726,149	1,188,552	6,130,267	7,344,347	434,054	-

Contract owners’ equity end of period	$420,530	571,410	1,178,941	1,726,149	4,773,288	6,130,267	312,932	434,054

CHANGES IN UNITS:
Beginning units	34,198	47,606	150,136	117,030	335,213	458,406	37,784	-
Units purchased	3,130	3,670	8,637	151,930	36,147	164,050	2,660	50,662
Units redeemed	(12,049)	(17,078)	(49,022)	(118,824)	(119,689)	(287,243)	(8,335)	(12,878)

Ending units	25,279	34,198	109,751	150,136	251,671	335,213	32,109	37,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FQB		FQBS		FC2		FEIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$109,885	121,588	262,531	340,283	-	(233,570)	108,815	39,519
Realized gain (loss) on investments	25,493	(4,725)	32,585	83,852	-	(6,899,422)	(496,750)	(818,010)
Change in unrealized gain (loss) on investments	(103,898)	100,979	(226,153)	165,996	-	9,785,531	353,158	2,192,762
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,480	217,842	68,963	590,131	-	2,652,539	(34,777)	1,414,271

Equity transactions:
Purchase payments received from contract owners (note 3)	11,034	6,344	20,454	154,205	-	250,597	170,419	76,764
Transfers between funds	(183,929)	(76)	47,098	455,507	-	(21,259,665)	135,591	(147,493)
Redemptions (note 3)	(597,015)	(442,626)	(1,393,886)	(2,849,465)	-	(6,590,516)	(1,853,819)	(1,654,386)
Annuity benefits	-	-	-	(410)	-	-	(24)	(128)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(2,543)	(2,616)
Contingent deferred sales charges (note 2)	(25)	(416)	(978)	(4,401)	-	(12,350)	(76)	(95)
Adjustments to maintain reserves	(49)	24	(591)	(343)	-	1,055	202	583

Net equity transactions	(769,984)	(436,750)	(1,327,903)	(2,244,907)	-	(27,610,879)	(1,550,250)	(1,727,371)

Net change in contract owners’ equity	(738,504)	(218,908)	(1,258,940)	(1,654,776)	-	(24,958,340)	(1,585,027)	(313,100)
Contract owners’ equity beginning of period	2,869,871	3,088,779	7,224,479	8,879,255	-	24,958,340	11,547,611	11,860,711

Contract owners’ equity end of period	$2,131,367	2,869,871	5,965,539	7,224,479	-	-	9,962,584	11,547,611

CHANGES IN UNITS:
Beginning units	201,987	233,092	515,949	684,106	-	2,136,017	695,726	811,187
Units purchased	14,614	24,018	43,473	236,247	-	456,479	29,991	30,965
Units redeemed	(68,065)	(55,123)	(137,537)	(404,404)	-	(2,592,496)	(123,034)	(146,426)

Ending units	148,536	201,987	421,885	515,949	-	-	602,683	695,726

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FVSS2		FHIP		FAMGP		FAMGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(10,466)	(25,649)	498,861	650,642	2,767	(3,547)	6,483	1,544
Realized gain (loss) on investments	(69,916)	(669,593)	(197,591)	(249,819)	48,896	15,495	50,601	8,563
Change in unrealized gain (loss) on investments	(104,534)	1,264,806	(38,710)	838,998	(179,506)	219,423	(150,944)	204,360
Reinvested capital gains	-	-	-	-	3,348	5,481	2,647	5,056

Net increase (decrease) in contract owners’ equity resulting from operations	(184,916)	569,564	262,560	1,239,821	(124,495)	236,852	(91,213)	219,523

Equity transactions:
Purchase payments received from contract owners (note 3)	11,582	39,021	53,985	27,625	48,364	40,497	540	540
Transfers between funds	(17,550)	(190,093)	(149,692)	(265,115)	(1,996)	203,378	(17,649)	6,339
Redemptions (note 3)	(601,340)	(894,367)	(1,671,701)	(1,398,939)	(281,434)	(160,241)	(295,225)	(129,157)
Annuity benefits	-	(368)	(1,551)	(1,447)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,114)	(2,487)	(417)	(466)	-	-
Contingent deferred sales charges (note 2)	(227)	(1,407)	(92)	(147)	(111)	(4)	-	-
Adjustments to maintain reserves	(600)	82	80	28	(83)	(5)	(34)	(25)

Net equity transactions	(608,135)	(1,047,132)	(1,771,085)	(1,640,482)	(235,677)	83,159	(312,368)	(122,303)

Net change in contract owners’ equity	(793,051)	(477,568)	(1,508,525)	(400,661)	(360,172)	320,011	(403,581)	97,220
Contract owners’ equity beginning of period	2,417,303	2,894,871	10,664,167	11,064,828	1,912,573	1,592,562	1,636,213	1,538,993

Contract owners’ equity end of period	$1,624,252	2,417,303	9,155,642	10,664,167	1,552,401	1,912,573	1,232,632	1,636,213

CHANGES IN UNITS:
Beginning units	163,220	245,996	735,446	857,007	121,214	115,825	122,835	132,853
Units purchased	29,057	72,252	10,173	8,108	4,064	19,228	65	928
Units redeemed	(70,924)	(155,028)	(130,996)	(129,669)	(19,381)	(13,839)	(23,104)	(10,946)

Ending units	121,353	163,220	614,623	735,446	105,897	121,214	99,796	122,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FAMG2		FAMP		FAMS		FAM2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,095	(1,458)	11,381	8,101	19,458	10,731	7,912	3,501
Realized gain (loss) on investments	18,373	7,359	2,685	(47,046)	(12)	(4,480)	1,502	8,170
Change in unrealized gain (loss) on investments	(54,099)	65,386	(117,078)	346,155	(103,402)	231,320	(56,996)	129,172
Reinvested capital gains	891	1,695	11,237	13,747	10,090	9,981	5,659	5,888

Net increase (decrease) in contract owners’ equity resulting from operations	(33,740)	72,982	(91,775)	320,957	(73,866)	247,552	(41,923)	146,731

Equity transactions:
Purchase payments received from contract owners (note 3)	21,053	10,356	48,221	59,005	16,335	1,695	600	-
Transfers between funds	(35,198)	(2,308)	(111,416)	(98,051)	99,146	(157,408)	47,903	(136,810)
Redemptions (note 3)	(86,182)	(112,868)	(286,560)	(468,999)	(158,594)	(213,612)	(108,197)	(186,994)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(502)	(523)	-	-	-	-
Contingent deferred sales charges (note 2)	(82)	-	(19)	(215)	-	-	-	-
Adjustments to maintain reserves	(46)	(32)	(35)	(70)	(52)	(50)	(40)	(16)

Net equity transactions	(100,455)	(104,852)	(350,311)	(508,853)	(43,165)	(369,375)	(59,734)	(323,820)

Net change in contract owners’ equity	(134,195)	(31,870)	(442,086)	(187,896)	(117,031)	(121,823)	(101,657)	(177,089)
Contract owners’ equity beginning of period	546,181	578,051	2,643,596	2,831,492	2,034,990	2,156,813	1,190,019	1,367,108

Contract owners’ equity end of period	$411,986	546,181	2,201,510	2,643,596	1,917,959	2,034,990	1,088,362	1,190,019

CHANGES IN UNITS:
Beginning units	53,307	64,796	150,460	182,047	132,822	159,093	97,159	125,832
Units purchased	2,084	2,879	6,141	26,788	10,116	627	4,759	67
Units redeemed	(12,023)	(14,368)	(26,221)	(58,375)	(12,957)	(26,898)	(9,481)	(28,740)

Ending units	43,368	53,307	130,380	150,460	129,981	132,822	92,437	97,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FBP		FBS		FB2		FCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$20,315	43,902	16,918	23,714	3,648	8,025	-	(303,252)
Realized gain (loss) on investments	543,304	46,087	132,783	207,151	40,929	2,102	-	(2,980,110)
Change in unrealized gain (loss) on investments	(1,450,853)	2,441,313	(337,270)	491,936	(160,608)	340,827	-	6,362,199
Reinvested capital gains	40,627	93,958	10,140	25,523	5,232	13,122	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(846,607)	2,625,260	(177,429)	748,324	(110,799)	364,076	-	3,078,837

Equity transactions:
Purchase payments received from contract owners (note 3)	368,780	161,447	9,204	15,786	17,630	39,605	-	257,352
Transfers between funds	(424,618)	113,902	(58,598)	(222,567)	30,131	(135,110)	-	(25,554,129)
Redemptions (note 3)	(2,938,873)	(2,538,609)	(930,932)	(965,046)	(590,785)	(383,602)	-	(2,954,299)
Annuity benefits	(11,467)	(10,547)	-	-	-	-	-	(124)
Contract maintenance charges (note 2)	(3,171)	(3,592)	-	-	-	-	-	(6,305)
Contingent deferred sales charges (note 2)	(28)	(614)	(198)	-	-	(4)	-	(1,177)
Adjustments to maintain reserves	77	1,056	(56)	37	(17)	124	-	679

Net equity transactions	(3,009,300)	(2,276,957)	(980,580)	(1,171,790)	(543,041)	(478,987)	-	(28,258,003)

Net change in contract owners’ equity	(3,855,907)	348,303	(1,158,009)	(423,466)	(653,840)	(114,911)	-	(25,179,166)
Contract owners’ equity beginning of period	18,244,013	17,895,710	4,728,133	5,151,599	2,483,331	2,598,242	-	25,179,166

Contract owners’ equity end of period	$14,388,106	18,244,013	3,570,124	4,728,133	1,829,491	2,483,331	-	-

CHANGES IN UNITS:
Beginning units	817,011	931,893	306,509	390,093	190,496	231,984	-	1,195,533
Units purchased	31,356	38,494	2,602	2,513	8,050	4,757	-	60,825
Units redeemed	(167,829)	(153,376)	(66,068)	(86,097)	(50,845)	(46,245)	-	(1,256,358)

Ending units	680,538	817,011	243,043	306,509	147,701	190,496	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FCS		FDCA2		FDCAS		FEIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(149,030)	(12,838)	(11,338)	(1,287)	(1,436)	117,609	63,254
Realized gain (loss) on investments	-	(2,753,630)	(104,030)	(102,732)	(7,849)	(24,674)	(480,838)	(697,009)
Change in unrealized gain (loss) on investments	-	5,089,170	79,787	313,014	2,609	55,184	368,269	1,915,503
Reinvested capital gains	-	1	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,186,511	(37,081)	198,944	(6,527)	29,074	5,040	1,281,748

Equity transactions:
Purchase payments received from contract owners (note 3)	-	88,189	14,496	12,591	-	-	34,121	90,599
Transfers between funds	-	(17,780,508)	(204,835)	83,458	(613)	22,686	(363,286)	(632,662)
Redemptions (note 3)	-	(2,346,054)	(237,838)	(290,650)	(32,600)	(78,915)	(1,474,747)	(1,249,421)
Annuity benefits	-	(2,845)	-	-	-	-	-	(677)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(836)	(362)	(639)	-	-	(31)	(624)
Adjustments to maintain reserves	-	(531)	(39)	267	(20)	(6)	(967)	(10,191)

Net equity transactions	-	(20,042,585)	(428,578)	(194,973)	(33,233)	(56,235)	(1,804,910)	(1,802,976)

Net change in contract owners’ equity	-	(17,856,074)	(465,659)	3,971	(39,760)	(27,161)	(1,799,870)	(521,228)
Contract owners’ equity beginning of period	-	17,856,074	1,369,071	1,365,100	179,759	206,920	10,144,449	10,665,677

Contract owners’ equity end of period	$-	-	903,412	1,369,071	139,999	179,759	8,344,579	10,144,449

CHANGES IN UNITS:
Beginning units	-	1,018,989	153,523	178,282	19,399	26,109	760,681	910,610
Units purchased	-	32,142	38,622	51,109	22	2,864	8,695	31,918
Units redeemed	-	(1,051,131)	(87,714)	(75,868)	(3,744)	(9,574)	(142,744)	(181,847)

Ending units	-	-	104,431	153,523	15,677	19,399	626,632	760,681

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FEI2		FGIP		FGIS		FGI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$133,155	50,774	18,624	(41,537)	43,060	(27,953)	15,023	(30,457)
Realized gain (loss) on investments	(1,059,164)	(1,905,183)	84,442	82,623	79,592	(335,796)	(123,463)	(172,927)
Change in unrealized gain (loss) on investments	911,417	3,820,841	(87,546)	666,580	(78,347)	1,244,232	123,753	736,568
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,592)	1,966,432	15,520	707,666	44,305	880,483	15,313	533,184

Equity transactions:
Purchase payments received from contract owners (note 3)	202,067	165,106	69,118	117,602	85,164	85,167	31,964	68,757
Transfers between funds	(367,083)	(512,462)	(78,885)	(249,588)	(91,727)	(202,415)	(38,010)	(146,262)
Redemptions (note 3)	(3,059,524)	(4,145,899)	(825,122)	(808,826)	(930,308)	(1,207,268)	(883,228)	(763,782)
Annuity benefits	-	-	(48)	(141)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,283)	(1,620)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,626)	(6,749)	(137)	(432)	(72)	(159)	(291)	(353)
Adjustments to maintain reserves	(188)	346	(106)	42	(96)	1,057	(137)	(88)

Net equity transactions	(3,227,354)	(4,499,658)	(836,463)	(942,963)	(937,039)	(1,323,618)	(889,702)	(841,728)

Net change in contract owners’ equity	(3,241,946)	(2,533,226)	(820,943)	(235,297)	(892,734)	(443,135)	(874,389)	(308,544)
Contract owners’ equity beginning of period	15,478,786	18,012,012	5,967,873	6,203,170	7,202,720	7,645,855	4,560,380	4,868,924

Contract owners’ equity end of period	$12,236,840	15,478,786	5,146,930	5,967,873	6,309,986	7,202,720	3,685,991	4,560,380

CHANGES IN UNITS:
Beginning units	1,286,076	1,727,974	369,824	435,060	545,122	656,856	460,031	558,980
Units purchased	49,219	257,050	10,857	11,738	11,439	8,112	26,151	49,361
Units redeemed	(314,066)	(698,948)	(62,089)	(76,974)	(81,815)	(119,846)	(116,241)	(148,310)

Ending units	1,021,229	1,286,076	318,592	369,824	474,746	545,122	369,941	460,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGOP		FGOS		FGO2		FGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(422,940)	-	(72,974)	-	(13,561)	(118,548)	(120,836)
Realized gain (loss) on investments	-	(3,272,580)	-	(335,971)	-	288,256	712,547	(194,453)
Change in unrealized gain (loss) on investments	-	10,280,181	-	2,016,772	-	9,486	(717,137)	2,453,932
Reinvested capital gains	-	-	-	-	-	-	39,241	36,063

Net increase (decrease) in contract owners’ equity resulting from operations	-	6,584,661	-	1,607,827	-	284,181	(83,897)	2,174,706

Equity transactions:
Purchase payments received from contract owners (note 3)	-	300,088	-	73,733	-	33,944	220,162	130,607
Transfers between funds	-	(35,467,837)	-	(8,560,163)	-	(1,486,060)	(219,016)	(115,050)
Redemptions (note 3)	-	(4,396,355)	-	(1,317,023)	-	(295,570)	(1,665,259)	(1,158,775)
Annuity benefits	-	(7,125)	-	-	-	(1,053)	-	-
Contract maintenance charges (note 2)	-	(11,819)	-	-	-	-	(3,068)	(3,211)
Contingent deferred sales charges (note 2)	-	(1,223)	-	(175)	-	(38)	(65)	(941)
Adjustments to maintain reserves	-	(8,960)	-	139	-	(547)	433	111

Net equity transactions	-	(39,593,231)	-	(9,803,489)	-	(1,749,324)	(1,666,813)	(1,147,259)

Net change in contract owners’ equity	-	(33,008,570)	-	(8,195,662)	-	(1,465,143)	(1,750,710)	1,027,447
Contract owners’ equity beginning of period	-	33,008,570	-	8,195,662	-	1,465,143	11,884,213	10,856,766

Contract owners’ equity end of period	$-	-	-	-	-	-	10,133,503	11,884,213

CHANGES IN UNITS:
Beginning units	-	2,164,700	-	1,040,394	-	223,840	762,754	853,099
Units purchased	-	68,686	-	9,655	-	10,794	32,210	77,786
Units redeemed	-	(2,233,386)	-	(1,050,049)	-	(234,634)	(137,112)	(168,131)

Ending units	-	-	-	-	-	-	657,852	762,754

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGS		FG2		FHIPR		FHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(85,506)	(91,717)	(82,292)	(97,730)	66,776	66,146	248,641	320,011
Realized gain (loss) on investments	51,437	(345,231)	373,430	63,973	61,317	153,881	(108,079)	(190,284)
Change in unrealized gain (loss) on investments	(58,457)	2,714,527	(365,300)	1,796,776	(101,894)	(85,116)	(1,734)	486,570
Reinvested capital gains	39,695	37,199	29,315	29,197	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,831)	2,314,778	(44,847)	1,792,216	26,199	134,911	138,828	616,297

Equity transactions:
Purchase payments received from contract owners (note 3)	42,309	83,416	101,416	63,250	217,418	34,463	(97)	(4)
Transfers between funds	(139,251)	(313,733)	(47,387)	(483,092)	120,192	(164,280)	(116,762)	(129,967)
Redemptions (note 3)	(1,806,389)	(1,398,833)	(1,760,162)	(2,004,044)	(242,420)	(176,143)	(722,521)	(920,491)
Annuity benefits	-	-	-	-	-	-	-	(904)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(189)	(353)	(733)	(1,288)	-	-	-	(45)
Adjustments to maintain reserves	(125)	44	(61)	(108)	(50)	41	(1,162)	(235)

Net equity transactions	(1,903,645)	(1,629,459)	(1,706,927)	(2,425,282)	95,140	(305,919)	(840,542)	(1,051,646)

Net change in contract owners’ equity	(1,956,476)	685,319	(1,751,774)	(633,066)	121,339	(171,008)	(701,714)	(435,349)
Contract owners’ equity beginning of period	12,082,996	11,397,677	9,113,411	9,746,477	1,100,382	1,271,390	4,994,374	5,429,723

Contract owners’ equity end of period	$10,126,520	12,082,996	7,361,637	9,113,411	1,221,721	1,100,382	4,292,660	4,994,374

CHANGES IN UNITS:
Beginning units	897,310	1,042,498	1,287,067	1,659,007	95,239	123,555	400,252	490,276
Units purchased	9,429	16,600	65,270	185,172	41,921	28,759	-	-
Units redeemed	(147,759)	(161,788)	(298,324)	(557,112)	(34,070)	(57,075)	(65,906)	(90,024)

Ending units	758,980	897,310	1,054,013	1,287,067	103,090	95,239	334,346	400,252

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FHI2		FHI2R		FHISR		FIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$192,185	259,369	75,032	91,176	26,902	29,261	169,788	167,536
Realized gain (loss) on investments	(123,183)	(252,818)	160,206	149,739	24,863	44,617	172,767	104,740
Change in unrealized gain (loss) on investments	39,004	575,702	(197,003)	(17,441)	(38,776)	(19,765)	(681,164)	2,244,829
Reinvested capital gains	-	-	-	-	-	-	554,148	454,912

Net increase (decrease) in contract owners’ equity resulting from operations	108,006	582,253	38,235	223,474	12,989	54,113	215,539	2,972,017

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	34,707	49,337	24,705	39,685	163,502	181,670
Transfers between funds	(45,195)	(170,812)	170,565	(73,076)	30	(15,328)	(177,592)	(110,911)
Redemptions (note 3)	(964,185)	(1,649,283)	(437,720)	(667,982)	(49,935)	(109,407)	(2,684,306)	(3,542,252)
Annuity benefits	-	-	-	-	-	-	(1,399)	(1,436)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(2,141)	(2,539)
Contingent deferred sales charges (note 2)	(220)	(1,486)	(114)	(2,556)	(14)	(1)	(169)	(360)
Adjustments to maintain reserves	(110)	(183)	(102)	(88)	(22)	(46)	(379)	131

Net equity transactions	(1,009,710)	(1,821,764)	(232,664)	(694,365)	(25,236)	(85,097)	(2,702,484)	(3,475,697)

Net change in contract owners’ equity	(901,704)	(1,239,511)	(194,429)	(470,891)	(12,247)	(30,984)	(2,486,945)	(503,680)
Contract owners’ equity beginning of period	4,241,656	5,481,167	1,543,788	2,014,679	471,404	502,388	23,960,668	24,464,348

Contract owners’ equity end of period	$3,339,952	4,241,656	1,349,359	1,543,788	459,157	471,404	21,473,723	23,960,668

CHANGES IN UNITS:
Beginning units	328,452	485,203	133,279	195,840	40,281	48,313	1,678,112	1,943,775
Units purchased	571	50,794	39,210	82,614	6,567	9,308	49,045	66,036
Units redeemed	(77,349)	(207,545)	(58,915)	(145,175)	(8,736)	(17,340)	(237,359)	(331,699)

Ending units	251,674	328,452	113,574	133,279	38,112	40,281	1,489,798	1,678,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FIGBP		FMCP		FMCS		FMC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$348,268	487,100	(32,698)	(28,787)	(65,340)	(62,554)	(206,511)	(238,752)
Realized gain (loss) on investments	248,305	227,801	(14,552)	(32,581)	(71,225)	(298,309)	(109,636)	(1,348,707)
Change in unrealized gain (loss) on investments	(625)	438,158	(327,080)	806,929	(781,407)	2,375,827	(1,865,349)	6,918,373
Reinvested capital gains	501,520	227,455	5,087	9,993	11,618	26,893	29,169	75,021

Net increase (decrease) in contract owners’ equity resulting from operations	1,097,468	1,380,514	(369,243)	755,554	(906,354)	2,041,857	(2,152,327)	5,405,935

Equity transactions:
Purchase payments received from contract owners (note 3)	168,286	111,896	114,786	110,647	258,555	26,438	90,983	295,113
Transfers between funds	(408,120)	395,670	(81,535)	66,812	(402,978)	(33,351)	(618,852)	(932,474)
Redemptions (note 3)	(4,167,597)	(3,223,454)	(380,143)	(385,020)	(1,669,874)	(1,497,910)	(4,521,253)	(6,758,230)
Annuity benefits	-	-	-	-	-	(534)	(2,009)	(1,815)
Contract maintenance charges (note 2)	(1,326)	(1,653)	(2,718)	(3,177)	-	-	-	-
Contingent deferred sales charges (note 2)	(166)	(484)	(371)	(534)	(57)	(218)	(3,403)	(12,573)
Adjustments to maintain reserves	(356)	(325)	(67)	68	(665)	76	(56)	390

Net equity transactions	(4,409,279)	(2,718,350)	(350,048)	(211,204)	(1,815,019)	(1,505,499)	(5,054,590)	(7,409,589)

Net change in contract owners’ equity	(3,311,811)	(1,337,836)	(719,291)	544,350	(2,721,373)	536,358	(7,206,917)	(2,003,654)
Contract owners’ equity beginning of period	20,693,390	22,031,226	3,418,130	2,873,780	8,828,989	8,292,631	22,350,443	24,354,097

Contract owners’ equity end of period	$17,381,579	20,693,390	2,698,839	3,418,130	6,107,616	8,828,989	15,143,526	22,350,443

CHANGES IN UNITS:
Beginning units	1,108,219	1,257,159	79,372	84,859	200,317	239,781	891,471	1,178,982
Units purchased	54,762	101,706	3,166	5,835	6,939	7,802	76,820	223,391
Units redeemed	(284,397)	(250,646)	(11,505)	(11,322)	(50,489)	(47,266)	(276,260)	(510,902)

Ending units	878,584	1,108,219	71,033	79,372	156,767	200,317	692,031	891,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FMMP		FOP		FOS		FO2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(135,229)	(156,359)	(7,130)	(4,573)	7,450	10,799	755	315
Realized gain (loss) on investments	-	-	(37,981)	(106,024)	187,848	106,079	(6,925)	(17,694)
Change in unrealized gain (loss) on investments	-	-	(1,769,528)	1,209,574	(776,189)	272,185	(384,554)	260,020
Reinvested capital gains	-	7,900	19,634	20,116	6,567	6,687	4,199	4,190

Net increase (decrease) in contract owners’ equity resulting from operations	(135,229)	(148,459)	(1,795,005)	1,119,093	(574,324)	395,750	(386,525)	246,831

Equity transactions:
Purchase payments received from contract owners (note 3)	1,120,386	529,120	113,295	186,605	-	1,147	-	-
Transfers between funds	2,682,811	3,092,365	24,476	(560,140)	(74,797)	(99,503)	(26,954)	(30,697)
Redemptions (note 3)	(6,452,721)	(6,535,903)	(1,813,490)	(1,673,852)	(507,856)	(335,092)	(255,094)	(528,160)
Annuity benefits	-	(25,621)	(890)	(830)	-	-	-	-
Contract maintenance charges (note 2)	(1,680)	(2,041)	(2,347)	(2,571)	-	-	-	-
Contingent deferred sales charges (note 2)	(325)	(501)	(185)	(1,039)	(31)	(69)	(28)	(398)
Adjustments to maintain reserves	(74)	(95)	628	910	(55)	133	(103)	(36)

Net equity transactions	(2,651,603)	(2,942,676)	(1,678,513)	(2,050,917)	(582,739)	(433,384)	(282,179)	(559,291)

Net change in contract owners’ equity	(2,786,832)	(3,091,135)	(3,473,518)	(931,824)	(1,157,063)	(37,634)	(668,704)	(312,460)
Contract owners’ equity beginning of period	13,599,712	16,690,847	11,254,486	12,186,310	3,716,249	3,753,883	2,348,888	2,661,348

Contract owners’ equity end of period	$10,812,880	13,599,712	7,780,968	11,254,486	2,559,186	3,716,249	1,680,184	2,348,888

CHANGES IN UNITS:
Beginning units	1,033,965	1,254,704	661,127	799,518	256,381	290,240	234,497	295,619
Units purchased	358,760	560,070	21,822	34,424	-	4,540	-	7,552
Units redeemed	(560,660)	(780,809)	(123,338)	(172,815)	(41,125)	(38,399)	(29,372)	(68,674)

Ending units	832,065	1,033,965	559,611	661,127	215,256	256,381	205,125	234,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FO2R		FOSR		FV2		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,445)	(4,014)	866	1,124	(1,672)	(215)	(566)	(1,695)
Realized gain (loss) on investments	(202,906)	(975,917)	(61,525)	(89,868)	(42,384)	(24,592)	(3,864)	(69,298)
Change in unrealized gain (loss) on investments	(202,609)	1,251,297	(33,081)	139,732	27,170	96,629	(18,916)	133,133
Reinvested capital gains	5,074	5,077	1,046	1,032	-	317	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(401,886)	276,443	(92,694)	52,020	(16,886)	72,139	(23,346)	62,140

Equity transactions:
Purchase payments received from contract owners (note 3)	23,119	246,128	27,473	17,443	-	6,633	-	9,439
Transfers between funds	(132,701)	(180,987)	(1,368)	(33,785)	5,778	(1,567)	(21,982)	(87,113)
Redemptions (note 3)	(609,703)	(1,203,984)	(109,285)	(101,111)	(72,090)	(85,234)	(35,015)	(33,275)
Annuity benefits	-	-	-	(320)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(341)	(1,503)	(13)	(193)	(22)	(22)	-	(27)
Adjustments to maintain reserves	(162)	10	(368)	(40)	62	(32)	(16)	2

Net equity transactions	(719,788)	(1,140,336)	(83,561)	(118,006)	(66,272)	(80,222)	(57,013)	(110,974)

Net change in contract owners’ equity	(1,121,674)	(863,893)	(176,255)	(65,986)	(83,158)	(8,083)	(80,359)	(48,834)
Contract owners’ equity beginning of period	2,852,274	3,716,167	582,795	648,781	499,436	507,519	292,945	341,779

Contract owners’ equity end of period	$1,730,600	2,852,274	406,540	582,795	416,278	499,436	212,586	292,945

CHANGES IN UNITS:
Beginning units	208,729	285,270	42,123	52,089	42,696	50,426	18,259	26,841
Units purchased	19,379	101,759	2,841	3,638	5,905	803	401	2,128
Units redeemed	(71,338)	(178,300)	(9,044)	(13,604)	(11,577)	(8,533)	(3,997)	(10,710)

Ending units	156,770	208,729	35,920	42,123	37,024	42,696	14,663	18,259

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FVS		FAGRS		FAGR2		FTVRDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(486)	801	(620)	(594)	(7,719)	(11,416)	6,883	8,996
Realized gain (loss) on investments	(13,293)	(7,480)	(1,881)	(12,712)	(23,020)	(168,049)	39,125	4,631
Change in unrealized gain (loss) on investments	3,148	42,740	(3,494)	26,067	(26,948)	369,249	20,076	232,056
Reinvested capital gains	-	158	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,631)	36,219	(5,995)	12,761	(57,687)	189,784	66,084	245,683

Equity transactions:
Purchase payments received from contract owners (note 3)	674	-	-	-	1,061	14,173	10,490	7,250
Transfers between funds	(18,210)	(1,772)	(11,312)	1,562	(13,604)	(86,280)	(81,449)	(6,197)
Redemptions (note 3)	(35,893)	(28,047)	(444)	(21,418)	(305,101)	(297,484)	(302,411)	(322,364)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(90)	(1,361)	(3)	(241)
Adjustments to maintain reserves	(29)	(14)	(8)	(20)	(68)	(99)	(18)	29

Net equity transactions	(53,458)	(29,833)	(11,764)	(19,876)	(317,802)	(371,051)	(373,391)	(321,523)

Net change in contract owners’ equity	(64,089)	6,386	(17,759)	(7,115)	(375,489)	(181,267)	(307,307)	(75,840)
Contract owners’ equity beginning of period	250,963	244,577	66,031	73,146	863,684	1,044,951	1,397,132	1,472,972

Contract owners’ equity end of period	$186,874	250,963	48,272	66,031	488,195	863,684	1,089,825	1,397,132

CHANGES IN UNITS:
Beginning units	20,918	23,767	6,048	8,266	82,434	123,408	99,592	125,910
Units purchased	3,205	70	263	259	4,757	19,530	10,878	18,513
Units redeemed	(7,975)	(2,919)	(1,408)	(2,477)	(35,242)	(60,504)	(36,670)	(44,831)

Ending units	16,148	20,918	4,903	6,048	51,949	82,434	73,800	99,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TIF		FTVFA2		AMSRS		OVCAFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,643	3,103	(3,921)	3,759	(2,339)	(3,155)	-	(70,980)
Realized gain (loss) on investments	9,316	942	21,182	39,357	44,683	(321)	-	515,265
Change in unrealized gain (loss) on investments	(41,144)	18,934	(22,564)	(19,773)	(49,868)	51,112	-	(95,983)
Reinvested capital gains	-	-	-	31	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(29,185)	22,979	(5,303)	23,374	(7,524)	47,636	-	348,302

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3,887	31,972	-	24	-	172,420
Transfers between funds	(23,510)	-	68,610	29,784	65,480	97,973	-	(6,286,813)
Redemptions (note 3)	(53,922)	(31,174)	(187,050)	(171,570)	(108,925)	(94,941)	-	(1,644,544)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(15)	(13)	(63)	(320)	-	(2,758)
Adjustments to maintain reserves	(5)	1	15	(28)	(40)	(24)	-	34

Net equity transactions	(77,437)	(31,173)	(114,553)	(109,855)	(43,548)	2,712	-	(7,761,661)

Net change in contract owners’ equity	(106,622)	(8,194)	(119,856)	(86,481)	(51,072)	50,348	-	(7,413,359)
Contract owners’ equity beginning of period	332,603	340,797	404,258	490,739	308,598	258,250	-	7,413,359

Contract owners’ equity end of period	$225,981	332,603	284,402	404,258	257,526	308,598	-	-

CHANGES IN UNITS:
Beginning units	21,610	23,759	43,505	57,780	22,926	22,205	-	745,696
Units purchased	2,279	-	10,024	34,334	8,588	14,928	-	95,561
Units redeemed	(7,519)	(2,149)	(21,991)	(48,609)	(11,586)	(14,207)	-	(841,257)

Ending units	16,370	21,610	31,538	43,505	19,928	22,926	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGS3		OVGS4		OVGS		OVGSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,440	2,071	(1,294)	7,254	569	1,311	(753)	4,603
Realized gain (loss) on investments	(16,412)	(22,387)	(317,033)	(374,753)	(3,538)	8,950	77,894	47,515
Change in unrealized gain (loss) on investments	(31,887)	98,577	(26,002)	1,003,649	(13,142)	21,896	(293,040)	329,515
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(46,859)	78,261	(344,329)	636,150	(16,111)	32,157	(215,899)	381,633

Equity transactions:
Purchase payments received from contract owners (note 3)	821	16,474	37,842	99,259	-	-	-	-
Transfers between funds	(18,821)	27,240	(226,984)	(98,162)	(8,558)	(82,169)	(75,792)	(231,651)
Redemptions (note 3)	(47,864)	(82,025)	(1,243,249)	(1,444,654)	(38,552)	(198,256)	(536,706)	(1,028,518)
Annuity benefits	-	-	-	(616)	(3,281)	(3,004)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3)	(289)	(2,236)	(3,614)	-	(157)	(241)	(668)
Adjustments to maintain reserves	(52)	(5)	(845)	306	37	(27)	(95)	61

Net equity transactions	(65,919)	(38,605)	(1,435,472)	(1,447,481)	(50,354)	(283,613)	(612,834)	(1,260,776)

Net change in contract owners’ equity	(112,778)	39,656	(1,779,801)	(811,331)	(66,465)	(251,456)	(828,733)	(879,143)
Contract owners’ equity beginning of period	596,064	556,408	4,794,198	5,605,529	214,244	465,700	2,811,525	3,690,668

Contract owners’ equity end of period	$483,286	596,064	3,014,397	4,794,198	147,779	214,244	1,982,792	2,811,525

CHANGES IN UNITS:
Beginning units	39,528	41,001	324,505	435,440	12,245	31,161	168,541	254,036
Units purchased	1,896	9,994	20,891	85,195	-	4,640	1,252	29,737
Units redeemed	(6,003)	(11,467)	(119,328)	(196,130)	(2,793)	(23,556)	(38,589)	(115,232)

Ending units	35,421	39,528	226,068	324,505	9,452	12,245	131,204	168,541

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVHI3		OVHI		OVGIS		OVSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,782	10,746	12,206	10,378	(27,770)	(13,216)	(1,746)	(2,443)
Realized gain (loss) on investments	28,529	(93,442)	(113,682)	(233,036)	93,944	(90,844)	20,352	20,981
Change in unrealized gain (loss) on investments	(60,994)	107,228	98,414	244,424	(151,620)	904,401	(26,254)	105,080
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,683)	24,532	(3,062)	21,766	(85,446)	800,341	(7,648)	123,618

Equity transactions:
Purchase payments received from contract owners (note 3)	296	23,571	-	-	96,573	93,452	2,857	3,856
Transfers between funds	113,559	(31,673)	(5,465)	(24,977)	(270,399)	(70,282)	(47,630)	(32,130)
Redemptions (note 3)	(129,313)	(20,661)	(32,440)	(45,816)	(1,194,107)	(2,036,176)	(116,827)	(110,790)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(66)	-	(78)	(1,219)	(4,522)	(9)	(260)
Adjustments to maintain reserves	(11)	(9)	(32)	(20)	(140)	524	(81)	(20)

Net equity transactions	(15,469)	(28,838)	(37,937)	(70,891)	(1,369,292)	(2,017,004)	(161,690)	(139,344)

Net change in contract owners’ equity	(23,152)	(4,306)	(40,999)	(49,125)	(1,454,738)	(1,216,663)	(169,338)	(15,726)
Contract owners’ equity beginning of period	195,325	199,631	159,598	208,723	6,223,078	7,439,741	606,718	622,444

Contract owners’ equity end of period	$172,173	195,325	118,599	159,598	4,768,340	6,223,078	437,380	606,718

CHANGES IN UNITS:
Beginning units	68,583	79,552	39,017	58,027	526,930	726,603	34,925	43,822
Units purchased	44,036	16,594	1,258	1,005	27,037	158,354	4,092	6,696
Units redeemed	(50,434)	(27,563)	(10,288)	(20,015)	(144,563)	(358,027)	(13,038)	(15,593)

Ending units	62,185	68,583	29,987	39,017	409,404	526,930	25,979	34,925

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVSCS		OVSBS		PMVFAD		PMVLAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,997)	(1,690)	183,877	988,665	4,574	587	8,443	9,679
Realized gain (loss) on investments	24,882	(1,485)	60,354	144,504	14,470	(267)	20,007	14,636
Change in unrealized gain (loss) on investments	(30,481)	55,117	(369,289)	514,387	1,818	16,603	(28,435)	78,844
Reinvested capital gains	-	-	127,331	-	2,923	3,547	-	5,826

Net increase (decrease) in contract owners’ equity resulting from operations	(7,596)	51,942	2,273	1,647,556	23,785	20,470	15	108,985

Equity transactions:
Purchase payments received from contract owners (note 3)	4,951	5,000	116,652	95,861	3,301	20,932	1,954	30,463
Transfers between funds	143,177	(23,660)	(798,956)	(109,620)	585,358	288,288	721,834	1,381,817
Redemptions (note 3)	(52,830)	(94,405)	(2,817,244)	(4,151,935)	(112,602)	(15,240)	(923,908)	(1,515,939)
Annuity benefits	-	-	(7,199)	(7,529)	-	-	(6,536)	(6,614)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(2,407)	(9,069)	(112)	(142)	(207)	(542)
Adjustments to maintain reserves	(47)	(33)	(1,121)	15,168	(96)	33	(11)	314

Net equity transactions	95,251	(113,098)	(3,510,275)	(4,167,124)	475,849	293,871	(206,874)	(110,501)

Net change in contract owners’ equity	87,655	(61,156)	(3,508,002)	(2,519,568)	499,634	314,341	(206,859)	(1,516)
Contract owners’ equity beginning of period	264,291	325,447	11,610,758	14,130,326	430,769	116,428	1,765,918	1,767,434

Contract owners’ equity end of period	$351,946	264,291	8,102,756	11,610,758	930,403	430,769	1,559,059	1,765,918

CHANGES IN UNITS:
Beginning units	26,813	37,025	677,118	942,990	36,578	10,695	152,598	161,276
Units purchased	16,430	18,297	25,796	179,631	53,086	30,420	92,418	351,305
Units redeemed	(6,128)	(28,509)	(228,240)	(445,503)	(15,679)	(4,537)	(110,037)	(359,983)

Ending units	37,115	26,813	474,674	677,118	73,985	36,578	134,979	152,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PVGIB		PVTIGB		PVTSCB		PVTVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$103	666	2,663	4,546	(798)	(1,250)	(13,611)	287
Realized gain (loss) on investments	1,991	(1,834)	(27,175)	(42,428)	(138)	(88,067)	101,260	152,949
Change in unrealized gain (loss) on investments	(10,228)	22,739	2,880	48,557	(5,225)	124,956	(345,459)	43,318
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,134)	21,571	(21,632)	10,675	(6,161)	35,639	(257,810)	196,554

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	20	3,499	3,884	14,896	6,873
Transfers between funds	(1,000)	(4,746)	2,107	(8,215)	(3,752)	(22,021)	(134,328)	188,121
Redemptions (note 3)	(26,828)	(37,420)	(50,248)	(33,230)	(20,421)	(74,249)	(287,188)	(212,799)
Annuity benefits	-	-	-	-	(2,861)	(2,547)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3)	(39)	-	(79)	-	(68)	(425)	(156)
Adjustments to maintain reserves	(28)	(9)	(15)	(20)	(18)	(4)	(84)	(18)

Net equity transactions	(27,859)	(42,214)	(48,156)	(41,524)	(23,553)	(95,005)	(407,129)	(17,979)

Net change in contract owners’ equity	(35,993)	(20,643)	(69,788)	(30,849)	(29,714)	(59,366)	(664,939)	178,575
Contract owners’ equity beginning of period	176,960	197,603	174,856	205,705	147,693	207,059	1,374,162	1,195,587

Contract owners’ equity end of period	$140,967	176,960	105,068	174,856	117,979	147,693	709,223	1,374,162

CHANGES IN UNITS:
Beginning units	13,453	17,134	13,155	16,878	9,780	17,044	96,300	100,291
Units purchased	-	2,971	187	1,190	414	427	20,337	69,921
Units redeemed	(2,084)	(6,652)	(3,689)	(4,913)	(1,734)	(7,691)	(55,881)	(73,912)

Ending units	11,369	13,453	9,653	13,155	8,460	9,780	60,756	96,300

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACEG2		ACC2		AVCA2		AVCDI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(20,842)	(27,309)	14,128	(75,615)	(11,988)	(8,846)	(724)	(1,013)
Realized gain (loss) on investments	84,804	168,250	(210,114)	(687,308)	4,809	(30,600)	372	(22,234)
Change in unrealized gain (loss) on investments	(176,252)	185,601	33,422	1,666,640	(79,026)	182,288	(4,181)	37,835
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(112,290)	326,542	(162,564)	903,717	(86,205)	142,842	(4,533)	14,588

Equity transactions:
Purchase payments received from contract owners (note 3)	11,887	15,626	18,605	92,403	2,232	12,839	-	115
Transfers between funds	(832)	(58,099)	(148,197)	(251,089)	(70,314)	(24,368)	(4,569)	(23,599)
Redemptions (note 3)	(431,804)	(911,548)	(1,412,064)	(2,224,568)	(268,450)	(345,407)	(39,088)	(21,365)
Annuity benefits	-	-	-	(355)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(262)	(640)	(206)	(3,575)	(224)	(152)	-	(103)
Adjustments to maintain reserves	(115)	(99)	(569)	(122)	(100)	(92)	(36)	22

Net equity transactions	(421,126)	(954,760)	(1,542,431)	(2,387,306)	(336,856)	(357,180)	(43,693)	(44,930)

Net change in contract owners’ equity	(533,416)	(628,218)	(1,704,995)	(1,483,589)	(423,061)	(214,338)	(48,226)	(30,342)
Contract owners’ equity beginning of period	1,933,473	2,561,691	6,726,954	8,210,543	1,157,006	1,371,344	86,965	117,307

Contract owners’ equity end of period	$1,400,057	1,933,473	5,021,959	6,726,954	733,945	1,157,006	38,739	86,965

CHANGES IN UNITS:
Beginning units	173,486	273,597	531,183	745,932	118,430	160,721	6,135	9,758
Units purchased	12,301	40,679	24,389	106,842	4,216	28,575	12	1,345
Units redeemed	(50,339)	(140,790)	(146,496)	(321,591)	(40,024)	(70,866)	(3,161)	(4,968)

Ending units	135,448	173,486	409,076	531,183	82,622	118,430	2,986	6,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVCD2		AVGI		AVCE2		AVIE2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,404)	(2,783)	(375)	(715)	(3,394)	(5,686)	703	1,923
Realized gain (loss) on investments	7,048	(69,361)	7,934	(921)	5,463	(30,932)	64,807	92,546
Change in unrealized gain (loss) on investments	(16,271)	111,321	(8,623)	23,824	(15,466)	81,939	(89,272)	(57,099)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,627)	39,177	(1,064)	22,188	(13,397)	45,321	(23,762)	37,370

Equity transactions:
Purchase payments received from contract owners (note 3)	(364)	15,158	86	3,817	5,892	40,005	-	-
Transfers between funds	15,731	35,656	(345)	(73,760)	41,098	27,918	-	(42,735)
Redemptions (note 3)	(139,498)	(85,161)	(88,740)	(142,034)	(113,044)	(570,842)	(140,963)	(180,829)
Annuity benefits	(3,616)	(3,241)	-	-	(6,820)	(6,757)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(23)	-	(115)	(30)	(660)	(85)	(65)
Adjustments to maintain reserves	(12)	121	(12)	9	(471)	(33)	8	(12)

Net equity transactions	(127,759)	(37,490)	(89,011)	(212,083)	(73,375)	(510,369)	(141,040)	(223,641)

Net change in contract owners’ equity	(139,386)	1,687	(90,075)	(189,895)	(86,772)	(465,048)	(164,802)	(186,271)
Contract owners’ equity beginning of period	254,212	252,525	288,315	478,210	769,741	1,234,789	433,385	619,656

Contract owners’ equity end of period	$114,826	254,212	198,240	288,315	682,969	769,741	268,583	433,385

CHANGES IN UNITS:
Beginning units	18,466	21,689	26,149	46,564	68,359	123,027	22,521	35,995
Units purchased	5,332	9,689	8	4,436	10,932	32,979	368	4,350
Units redeemed	(14,848)	(12,912)	(7,972)	(24,851)	(17,392)	(87,647)	(7,739)	(17,824)

Ending units	8,950	18,466	18,185	26,149	61,899	68,359	15,150	22,521

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVMCCI		VWHAR		WRASP		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,300)	(2,960)	(2,654)	(1,019)	(3,091)	1,010	(1,971)	(2,824)
Realized gain (loss) on investments	(14,571)	(46,023)	16,379	94	48,264	33,986	7,432	(3,980)
Change in unrealized gain (loss) on investments	1,272	94,449	(206,046)	56,420	(164,047)	53,615	(20,896)	6,398
Reinvested capital gains	-	-	6,685	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,599)	45,466	(185,636)	55,495	(118,874)	88,611	(15,435)	(406)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,115	24,810	104,500	8,632	99,603	152,401	4,399	47,976
Transfers between funds	(4,893)	(187,368)	555,451	327,029	858,554	585,388	31,834	190,451
Redemptions (note 3)	(128,973)	(107,297)	(117,691)	-	(424,649)	(595,397)	(85,372)	(124,806)
Annuity benefits	-	-	-	-	-	-	(3,741)	(3,357)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(120)	-	-	(10)	(173)	(96)	-
Adjustments to maintain reserves	(20)	(1)	(30)	9	(107)	(138)	(15)	630

Net equity transactions	(132,771)	(269,976)	542,230	335,670	533,391	142,081	(52,991)	110,894

Net change in contract owners’ equity	(148,370)	(224,510)	356,594	391,165	414,517	230,692	(68,426)	110,488
Contract owners’ equity beginning of period	347,677	572,187	391,165	-	1,469,249	1,238,557	200,580	90,092

Contract owners’ equity end of period	$199,307	347,677	747,759	391,165	1,883,766	1,469,249	132,154	200,580

CHANGES IN UNITS:
Beginning units	21,857	40,559	33,086	-	115,062	115,948	11,321	6,874
Units purchased	255	4,078	80,392	33,086	90,035	118,721	4,784	40,977
Units redeemed	(8,573)	(22,780)	(36,993)	-	(44,040)	(119,607)	(8,233)	(36,530)

Ending units	13,539	21,857	76,485	33,086	161,057	115,062	7,872	11,321

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVAGF3		NVGWL6		FVGS2		FALFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$995	2,638	37	-	-	(1,012)	-	14,960
Realized gain (loss) on investments	(4,994)	1,724	(1,204)	-	-	(137,772)	-	(687,471)
Change in unrealized gain (loss) on investments	3,508	(600)	-	-	-	154,334	-	707,289
Reinvested capital gains	1,614	1,664	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,123	5,426	(1,167)	-	-	15,550	-	34,778

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	(15,305)	-	1,294
Transfers between funds	(61,562)	41,709	1,166	-	-	(466,072)	-	(1,023,493)
Redemptions (note 3)	(4,194)	(50,995)	-	-	-	(16,117)	-	(43,059)
Annuity benefits	-	-	-	-	-	(624)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(241)	-	(35)
Adjustments to maintain reserves	(4)	(1)	1	-	-	10,866	-	(22)

Net equity transactions	(65,760)	(9,287)	1,167	-	-	(487,493)	-	(1,065,315)

Net change in contract owners’ equity	(64,637)	(3,861)	-	-	-	(471,943)	-	(1,030,537)
Contract owners’ equity beginning of period	64,637	68,498	-	-	-	471,943	-	1,030,537

Contract owners’ equity end of period	$-	64,637	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	5,329	6,049	-	-	-	36,281	-	119,548
Units purchased	1,329	3,501	1,582	-	-	45	-	2,468
Units redeemed	(6,658)	(4,221)	(1,582)	-	-	(36,326)	-	(122,016)

Ending units	-	5,329	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FVIE2		AVBV2
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	58	-	-
Realized gain (loss) on investments	-	7,710	-	-
Change in unrealized gain (loss) on investments	-	(14,509)	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(6,741)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	1
Transfers between funds	-	(83,956)	-	-
Redemptions (note 3)	-	(8,536)	-	(1)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	-	(34)	-	-

Net equity transactions	-	(92,526)	-	-

Net change in contract owners’ equity	-	(99,267)	-	-
Contract owners’ equity beginning of period	-	99,267	-	-

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	8,430	-	-
Units purchased	-	-	-	-
Units redeemed	-	(8,430)	-	-

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

U.S. Real Estate Portfolio - Class II (MSVREB)*

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NVIT Real Estate Fund - Class II (NVRE2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Kaufmann Fund II - Primary Shares (FVK2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Asset Manager Portfolio - Service Class (FAMS)

VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Fund - Balanced Portfolio - Initial Class (FBP)

VIP Fund - Balanced Portfolio - Service Class (FBS)

VIP Fund - Balanced Portfolio - Service Class 2 (FB2)

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)

VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class 2 (FHI2)

VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Index 500 Portfolio - Initial Class (FIP)

VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Money Market Portfolio - Initial Class (FMMP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Portfolio - Service Class 2 (FV2)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)

VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)

VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Regency Portfolio - S Class Shares (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. International Growth Fund - Series II (AVIE2)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

* At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select		All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%		0.95%
Reduced Purchase Payment Option	-	-		0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-		0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-		0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-		0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-		0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-		0.15	%(3)
Greater of One-Year or 5% Enhanced	-	-		0.20	%(3)
One-Year Step Up	-	0.05	%(2)	0.05	%(4)
5% Enhanced	-	0.10	%(2)	0.10	%(4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-		0.45%
Option 2	-	-		0.30%
Extra Value Option (EV)	-	-		0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-		0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-		0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.50%		3.65%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	MLVGA3	DSIF	DSIFS	DSRG	MIGSC	MMCGSC	MNDSC

0.95%	$1,541,767	$8,898	$2,307	$7,779	$300	$4,387	$5,803	$5,360
1.00%	558,247	2,267	-	193	-	28	742	970
1.05%	159,745	301	-	199	-	104	116	229
1.10%	1,059,518	3,411	7,200	4,038	1,169	2,168	3,267	5,219
1.15%	410,605	844	42	867	-	2,703	1,828	3,958
1.20%	163,093	415	173	619	-	1,641	1,210	652
1.25%	136,323	4,004	-	1,610	-	1,171	891	633
1.30%	519,752	1,585	-	903	-	874	1,324	2,040
1.35%	77,223	4,327	457	1,083	-	195	650	75
1.40%	2,099,105	2,231	-	463	-	2,305	2,907	7,943
1.45%	113,283	2	-	1,151	-	358	372	21
1.50%	74,081	-	428	-	-	-	24	70
1.55%	107,191	164	-	300	-	78	1,572	1,167
1.60%	202,816	112	-	3,309	-	1,321	1,554	837
1.65%	44,817	17	-	-	-	161	311	268
1.70%	32,213	59	-	18	-	1,340	262	-
1.75%	24,877	-	-	684	-	285	301	439
1.80%	20,734	-	-	40	-	-	-	-
1.85%	4,006	-	-	-	-	-	159	-
1.90%	1,654	-	-	-	-	675	111	-
1.95%	4,876	-	-	-	-	-	375	-
2.00%	19,659	-	-	-	-	-	-	-
2.05%	47	-	-	-	-	-	-	-
2.10%	2,648	-	-	-	-	-	-	-
2.15%	6,041	-	-	-	-	38	-	-
2.20%	186	-	-	-	-	-	-	-

Totals	$7,384,507	$28,637	$10,607	$23,256	$1,469	$19,832	$23,779	$29,881

	MVFSC	MVIVSC	MSVF2	VFMG2	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.95%	$7,521	$536	$1,736	$36,759	$-	$13,699	$8,496	$7,276
1.00%	1,261	90	630	-	20	2,991	1,320	4,612
1.05%	680	62	-	806	-	765	268	624
1.10%	8,166	622	1,228	73,288	1	27,317	4,928	5,095
1.15%	4,424	264	746	9,072	4	2,716	1,749	616
1.20%	1,342	41	94	3,188	5	227	1,066	279
1.25%	423	-	-	316	-	-	105	108
1.30%	2,623	42	63	1,845	-	135	83	1,176
1.35%	178	-	-	2,802	-	2,106	217	31
1.40%	4,095	360	306	736	134	1,288	615	2,082
1.45%	1,068	-	-	-	-	-	-	9
1.50%	168	-	77	640	-	212	720	-
1.55%	1,413	440	-	-	-	-	133	16
1.60%	3,863	-	184	-	-	334	114	80
1.65%	2,226	-	27	-	-	79	-	35
1.70%	864	159	-	-	-	-	-	114
1.75%	707	-	7	-	-	-	-	-
1.80%	48	-	-	-	-	-	1,085	318
1.85%	48	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	370	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$41,488	$2,616	$5,098	$129,452	$164	$51,869	$20,899	$22,471

	GVAGR2	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR1

0.95%	$12,348	$2,937	$323	$3,492	$14,270	$414	$19	$23
1.00%	2,346	1,201	-	-	4,230	85	80	-
1.05%	55	42	-	533	2,221	-	-	-
1.10%	7,426	2,510	1,621	375	5,409	429	456	5
1.15%	1,863	1,245	-	408	2,165	125	-	-
1.20%	364	49	8	131	2,833	45	-	-
1.25%	130	-	-	-	535	-	-	-
1.30%	228	128	-	-	961	-	-	-
1.35%	1,826	1,636	54	-	1,164	-	113	-
1.40%	2,686	267	-	533	11,596	2,443	162	-
1.45%	-	-	-	84	400	25	-	-
1.50%	-	-	-	-	41	-	-	-
1.55%	562	36	-	504	4,183	36	-	-
1.60%	-	-	-	317	630	-	-	-
1.65%	1,399	-	-	-	20	-	-	-
1.70%	51	-	-	-	53	-	-	-
1.75%	-	-	-	-	489	-	-	-
1.80%	715	-	-	-	6	-	-	-
1.85%	-	-	-	43	14	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	879	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$31,999	$10,051	$2,006	$6,420	$52,099	$3,602	$830	$28

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.95%	$91	$275	$3,251	$630	$572	$11,289	$424	$1,859
1.00%	90	7	-	195	1,107	1,592	-	1,820
1.05%	-	-	-	-	-	235	-	-
1.10%	397	-	2,457	841	1,946	6,740	5,115	4,594
1.15%	-	-	81	2,048	969	5,513	-	-
1.20%	-	250	-	-	-	-	-	-
1.25%	-	-	-	-	1,217	210	-	-
1.30%	-	-	506	-	-	-	-	-
1.35%	-	2	-	1	-	-	-	102
1.40%	-	106	841	78	-	595	78	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	171	-	-	-	-	-	-	2,399
1.65%	-	-	-	1,033	-	-	-	-
1.70%	-	-	111	-	44	1,097	-	44
1.75%	-	-	-	-	-	152	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$749	$640	$7,247	$4,826	$5,855	$27,423	$5,617	$10,818

	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA	NVDBL2	NVDCA2

0.95%	$-	$1,671	$1,345	$429	$37,994	$16,273	$340	$-
1.00%	-	1,120	179	70	5,919	247	-	-
1.05%	-	96	-	-	3,323	2,022	-	-
1.10%	96	197	977	650	28,396	15,267	2,412	203
1.15%	-	253	28	60	8,643	10,426	-	-
1.20%	-	98	47	163	5,047	1,846	-	-
1.25%	-	30	-	335	2,706	2,030	-	-
1.30%	-	212	756	33	3,354	2,651	-	-
1.35%	106	-	42	-	3,116	672	-	-
1.40%	-	-	247	75	10,105	13,152	1,091	-
1.45%	-	-	-	6	1,837	6,427	-	-
1.50%	-	36	36	-	1,122	-	-	-
1.55%	-	198	31	-	4,605	1,733	-	-
1.60%	-	-	3	108	5,134	13,048	-	-
1.65%	-	-	-	312	650	6,244	-	-
1.70%	-	239	57	7	311	568	278	-
1.75%	-	-	-	-	237	425	-	-
1.80%	-	-	-	-	377	822	-	-
1.85%	-	-	-	-	208	331	459	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	38	46	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	100	-	-

	$202	$4,150	$3,748	$2,248	$123,122	$94,330	$4,580	$203

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2	SAM	NVMIG6

0.95%	$23,622	$121,389	$68,631	$32,042	$1,989	$11,699	$83,436	$70
1.00%	695	6,521	2,751	1,871	-	885	7,518	9
1.05%	1,294	2,552	922	1,373	-	440	4,602	-
1.10%	26,175	127,675	38,137	46,865	4,569	7,211	59,916	32
1.15%	13,724	90,454	30,495	27,143	501	2,879	20,637	10
1.20%	13,804	21,569	10,554	7,564	-	1,193	10,086	-
1.25%	976	22,179	26,621	4,032	-	846	7,258	-
1.30%	11,605	31,406	3,795	13,590	-	1,998	2,249	-
1.35%	1,807	8,156	4,795	955	254	697	2,967	-
1.40%	29,860	94,483	46,144	24,438	-	3,909	9,821	66
1.45%	57	14,181	16,860	2,366	-	954	2,781	-
1.50%	121	1,940	900	1,513	460	-	1,333	-
1.55%	11,679	12,839	7,361	4,090	-	2,114	1,143	-
1.60%	7,187	59,604	16,339	16,294	-	3,562	3,288	-
1.65%	2,656	4,826	6,448	2,297	-	44	811	-
1.70%	1,126	2,668	2,778	2,191	-	60	808	-
1.75%	-	1,076	8,250	592	-	578	536	-
1.80%	552	2,544	2,438	-	-	-	119	-
1.85%	-	632	280	94	-	166	129	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	564	126	-	-	-	-	-
2.00%	-	143	-	-	-	-	3,628	-
2.05%	-	47	-	-	-	-	-	-
2.10%	-	536	1,608	-	-	-	266	-
2.15%	609	-	-	670	-	336	-	-
2.20%	-	-	-	-	-	-	-	-

	$147,549	$627,984	$296,233	$189,980	$7,773	$39,571	$223,332	$187

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF

0.95%	$251	$3,674	$111	$11,475	$959	$505	$4,573	$212
1.00%	-	769	-	2,198	48	-	706	-
1.05%	-	245	-	771	-	-	235	-
1.10%	710	2,920	338	5,286	465	802	1,808	1,197
1.15%	-	1,039	-	2,976	22	-	628	-
1.20%	-	529	-	1,698	111	-	355	12
1.25%	-	167	108	1,092	140	107	801	-
1.30%	-	656	-	879	-	-	338	-
1.35%	-	195	-	446	-	-	65	-
1.40%	-	1,075	-	7,226	-	410	947	-
1.45%	-	35	-	424	-	-	-	-
1.50%	-	10	-	1,239	-	-	-	-
1.55%	-	39	-	2,171	-	-	770	-
1.60%	-	-	-	6,063	-	-	602	-
1.65%	-	-	-	381	-	-	57	-
1.70%	-	1	-	857	-	-	146	-
1.75%	-	-	-	512	-	-	-	-
1.80%	-	-	-	173	-	-	-	-
1.85%	-	-	-	-	-	-	2	-
1.90%	-	-	-	265	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	18	-	-	633	-
2.20%	-	-	-	-	-	-	-	-

	$961	$11,354	$557	$46,150	$1,745	$1,824	$12,666	$1,421

	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2

0.95%	$5,033	$1,414	$5,499	$1,840	$9,379	$161,217	$47	$7,237
1.00%	1,319	-	660	-	-	110,399	289	434
1.05%	618	-	52	-	-	24,316	-	1,328
1.10%	3,511	3,341	5,048	97	10,899	67,509	169	3,929
1.15%	1,177	-	4,472	1,596	-	18,157	-	1,256
1.20%	627	74	1,164	30	181	12,924	-	764
1.25%	553	-	325	-	-	7,099	80	503
1.30%	1,310	-	379	143	121,653	9,764	-	767
1.35%	507	75	110	-	684	5,833	-	354
1.40%	1,406	-	2,695	584	594,737	21,000	69	2,357
1.45%	44	-	328	-	9,114	6,462	-	44
1.50%	223	127	134	36	6,232	3,784	-	150
1.55%	2,280	-	1,075	167	-	6,575	-	545
1.60%	904	-	404	-	-	7,294	-	112
1.65%	12	-	17	-	-	4,205	-	18
1.70%	999	-	389	-	-	3,958	-	-
1.75%	410	-	143	-	-	1,085	-	4
1.80%	4	-	143	-	-	1,806	-	287
1.85%	35	-	-	-	-	193	-	-
1.90%	-	-	-	-	-	299	-	-
1.95%	-	-	129	-	-	1,633	-	-
2.00%	-	-	2,505	-	-	3,538	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	595	-	-
2.20%	-	-	-	-	-	42	-	-

	$20,972	$5,031	$25,671	$4,493	$752,879	$479,687	$654	$20,089

	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	FCA2S	FHIBS	FVK2

0.95%	$7,016	$2,375	$3,434	$9,824	$1,349	$4,546	$12,937	$944
1.00%	697	126	190	2,781	-	611	3,587	-
1.05%	199	41	62	3,175	-	119	588	-
1.10%	7,137	896	2,919	10,982	3,459	3,986	14,197	2,339
1.15%	1,983	949	1,206	3,019	27	2,629	7,088	-
1.20%	1,199	92	200	1,311	308	611	2,017	83
1.25%	1,605	163	-	1,035	-	354	916	-
1.30%	1,806	441	1,043	595	-	197	2,549	37
1.35%	583	41	2	538	259	403	302	101
1.40%	2,072	2,178	1,161	8,591	-	240	5,803	-
1.45%	142	-	203	124	-	148	565	-
1.50%	40	-	26	731	267	-	383	769
1.55%	1,012	449	197	2,337	-	12	3,478	-
1.60%	787	1,340	408	1,240	-	656	8,099	-
1.65%	349	102	106	43	-	235	208	-
1.70%	341	331	2	986	-	108	766	-
1.75%	597	-	132	112	-	-	4	-
1.80%	-	32	-	377	-	588	61	-
1.85%	127	-	-	27	-	-	-	-
1.90%	85	-	-	-	-	-	-	-
1.95%	-	65	-	376	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	606	259	-	347	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$28,383	$9,880	$11,291	$48,551	$5,669	$15,443	$63,548	$4,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FQB	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2

0.95%	$6,338	$17,305	$-	$6,107	$-	$-	$5,956	$2,194
1.00%	-	7,778	-	2,076	-	-	7,295	1,862
1.05%	-	-	-	1,079	-	-	243	1
1.10%	18,986	20,968	-	3,366	-	-	150	300
1.15%	58	3,045	-	1,581	-	-	-	-
1.20%	210	2,040	-	1,390	-	-	33	148
1.25%	-	3,219	-	626	-	-	16	43
1.30%	-	6,840	20,954	1,513	17,877	3,632	-	-
1.35%	739	1,050	-	227	-	-	-	-
1.40%	321	3,770	122,923	1,066	116,079	20,730	267	80
1.45%	-	911	2,286	389	1,083	576	-	90
1.50%	916	1,031	5,049	48	4,852	116	-	141
1.55%	176	1,996	-	697	-	-	-	80
1.60%	-	1,678	-	1,535	-	-	-	109
1.65%	-	34	-	106	-	-	-	-
1.70%	-	710	-	202	-	-	-	-
1.75%	-	365	-	515	-	-	-	-
1.80%	-	72	-	1,313	-	-	-	-
1.85%	-	39	-	23	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	28	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$27,744	$72,851	$151,212	$23,887	$139,891	$25,054	$13,960	$5,048

	FAMP	FAMS	FAM2	FBP	FBS	FB2	FDCA2

0.95%	$-	$8,880	$3,541	$-	$20,268	$6,606	$3,369
1.00%	-	6,879	3,948	-	16,600	5,211	1,065
1.05%	-	4,211	2	-	3,452	240	323
1.10%	-	-	582	-	448	6,779	4,444
1.15%	-	-	2,093	-	49	1,162	698
1.20%	-	-	370	-	8	313	643
1.25%	-	-	264	-	-	1,121	911
1.30%	5,164	-	-	35,118	-	27	-
1.35%	-	-	-	-	-	598	74
1.40%	28,519	-	664	193,287	-	963	776
1.45%	481	-	75	1,647	-	99	63
1.50%	355	-	401	3,086	-	470	279
1.55%	-	-	-	-	-	262	33
1.60%	-	-	281	-	-	957	90
1.65%	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	70
1.75%	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-

	$34,519	$19,970	$12,221	$233,138	$40,825	$24,808	$12,838

	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2

0.95%	$1,437	$42,106	$43,109	$-	$27,280	$12,207
1.00%	54	23,443	9,903	-	25,139	5,568
1.05%	-	9,565	2,172	-	13,374	1,237
1.10%	-	13,646	35,302	-	-	10,831
1.15%	-	94	16,937	-	77	2,197
1.20%	36	338	5,876	-	43	3,042
1.25%	-	103	10,261	-	285	1,989
1.30%	-	89	4,335	11,158	12	1,189
1.35%	-	1,513	2,252	-	-	470
1.40%	-	777	10,135	61,769	97	2,304
1.45%	-	1,354	1,621	2,593	-	436
1.50%	-	807	1,404	1,497	-	97
1.55%	-	-	3,016	-	-	564
1.60%	-	-	3,530	-	-	1,815
1.65%	-	-	1,343	-	-	-
1.70%	-	-	1,494	-	-	2
1.75%	-	-	628	-	-	228
1.80%	-	-	1,035	-	-	-
1.85%	-	-	21	-	-	-
1.90%	-	-	131	-	-	88
1.95%	-	-	-	-	-	-
2.00%	-	-	3,612	-	-	-
2.05%	-	-	-	-	-	-
2.10%	-	-	78	-	-	-
2.15%	-	-	252	-	-	231
2.20%	-	-	44	-	-	-

	$1,527	$93,835	$158,491	$77,017	$66,307	$44,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FGP	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR

0.95%	$-	$45,492	$28,876	$-	$23,084	$13,165	$5,068	$2,781
1.00%	-	53,693	12,275	-	15,784	4,550	202	808
1.05%	-	11,977	1,303	-	5,304	1,212	-	1,035
1.10%	-	705	18,967	-	242	8,734	2,460	-
1.15%	-	91	7,997	-	181	4,966	1,333	3
1.20%	-	348	5,214	-	30	1,825	591	8
1.25%	-	459	2,221	-	-	1,364	333	-
1.30%	28,409	74	531	-	-	747	3,405	-
1.35%	-	70	1,545	-	-	284	788	-
1.40%	116,506	147	4,474	15,972	7	1,848	1,007	-
1.45%	6,670	17	457	458	1,003	440	-	-
1.50%	6,573	590	240	528	603	493	1	-
1.55%	-	-	2,633	-	-	1,185	2,127	-
1.60%	-	76	3,156	-	-	439	-	-
1.65%	-	172	711	-	-	115	-	-
1.70%	-	-	497	-	-	-	15	-
1.75%	-	-	250	-	-	11	-	-
1.80%	-	-	840	-	-	75	14	-
1.85%	-	-	6	-	-	4	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$158,158	$113,911	$92,193	$16,958	$46,238	$41,457	$17,344	$4,635

	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS

0.95%	$66,180	$42,033	$-	$37,376	$66,306	$27,581	$-	$13,163
1.00%	38,649	23,338	-	28,670	21,207	7,342	-	16,538
1.05%	11,823	14,293	-	5,374	2,404	3,641	-	1,466
1.10%	9,215	8,392	-	1,289	49,474	4,373	-	149
1.15%	1,571	2,885	-	278	10,139	916	-	124
1.20%	1,212	1,514	-	349	7,159	146	-	55
1.25%	472	465	-	267	4,347	-	-	60
1.30%	20,667	27,126	40,375	-	3,975	16,305	22,484	11
1.35%	664	88	-	-	2,836	-	-	-
1.40%	107,145	98,138	-	-	14,564	81,516	111,870	50
1.45%	5,645	2,858	-	1,440	3,902	344	1,378	510
1.50%	4,987	1,812	-	205	2,442	6,191	899	-
1.55%	445	353	-	-	6,923	-	-	-
1.60%	115	2	-	-	4,983	3	-	-
1.65%	632	1	-	198	1,471	-	-	-
1.70%	224	47	-	-	880	-	-	-
1.75%	-	-	-	-	727	-	-	-
1.80%	-	-	-	-	3,379	-	-	-
1.85%	-	-	-	33	75	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	58	-	-	-
2.00%	-	-	-	-	2,567	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	405	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$269,646	$223,345	$40,375	$75,479	$210,223	$148,358	$136,631	$32,126

	FO2	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2

0.95%	$8,317	$7,789	$2,599	$1,005	$1,354	$1,381	$300	$1,673
1.00%	5,194	2,429	756	416	-	838	320	376
1.05%	-	314	231	547	-	117	-	-
1.10%	3,643	5,891	807	1,704	1,065	-	-	1,309
1.15%	844	2,848	-	700	262	-	-	1,669
1.20%	1,183	1,102	12	107	-	-	-	673
1.25%	207	288	-	-	-	-	-	11
1.30%	76	1,609	-	-	-	-	-	-
1.35%	23	704	18	85	-	-	-	230
1.40%	999	1,780	-	314	-	-	-	1,024
1.45%	-	-	1,004	131	-	-	-	220
1.50%	278	266	-	-	-	-	-	31
1.55%	564	591	-	-	-	-	-	44
1.60%	243	136	-	-	-	-	-	-
1.65%	238	10	-	-	-	-	-	-
1.70%	101	104	-	-	-	-	-	3
1.75%	-	113	-	5	-	-	-	58
1.80%	-	-	-	-	-	-	-	149
1.85%	156	67	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	160	-	-	-	-	-	-
2.15%	296	-	-	-	-	-	-	249
2.20%	-	-	-	-	-	-	-	-

	$22,362	$26,201	$5,427	$5,014	$2,681	$2,336	$620	$7,719

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FTVRDI	TIF	FTVFA2	AMSRS	OVGS3	OVGS4	OVGS	OVGSS

0.95%	$3,226	$537	$1,074	$1,045	$1,612	$10,609	$434	$6,075
1.00%	-	-	90	312	-	4,698	-	813
1.05%	-	59	-	-	-	2,921	-	38
1.10%	8,708	2,475	874	200	3,782	7,414	1,539	7,667
1.15%	-	-	1,283	105	-	4,292	-	5,985
1.20%	319	-	192	66	9	1,275	-	487
1.25%	-	-	-	96	-	1,956	-	324
1.30%	58	-	33	147	-	2,347	-	1,218
1.35%	601	81	-	-	157	3,289	24	130
1.40%	4	-	428	816	-	2,117	-	2,399
1.45%	-	-	-	3	-	27	-	116
1.50%	394	-	-	200	378	59	-	170
1.55%	-	-	-	-	-	608	-	466
1.60%	-	-	-	-	-	961	-	1,563
1.65%	-	-	-	-	-	117	-	337
1.70%	-	-	-	197	-	519	-	357
1.75%	-	-	-	-	-	39	-	-
1.80%	-	-	-	105	-	7	-	-
1.85%	-	-	-	-	-	4	-	6
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	141	-	690
2.00%	-	-	-	-	-	2,703	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$13,310	$3,152	$3,974	$3,292	$5,938	$46,103	$1,997	$28,841

	OVHI3	OVHI	OVGIS	OVSC	OVSCS	OVSBS	PMVFAD	PMVLAD

0.95%	$621	$409	$16,604	$1,554	$473	$35,176	$877	$4,080
1.00%	-	-	1,010	-	178	4,172	1,465	5,408
1.05%	-	-	364	115	153	1,865	76	92
1.10%	2,142	869	14,988	3,466	1,298	23,932	985	2,897
1.15%	-	108	5,622	100	107	16,210	174	997
1.20%	-	15	3,779	33	419	3,836	-	31
1.25%	-	-	2,118	-	-	2,679	145	304
1.30%	-	-	1,692	-	71	4,319	-	771
1.35%	-	31	1,068	41	80	2,290	84	1,951
1.40%	-	48	5,067	-	306	5,784	2,975	480
1.45%	-	-	2,383	-	-	1,427	-	2
1.50%	-	-	407	-	1	432	-	-
1.55%	-	-	1,397	-	-	695	-	-
1.60%	-	-	3,722	-	-	3,801	-	-
1.65%	-	-	538	-	-	971	-	17
1.70%	-	-	100	-	-	388	-	-
1.75%	-	-	504	-	-	560	121	123
1.80%	-	-	184	-	-	52	-	-
1.85%	-	-	50	-	-	179	-	17
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	231	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$2,763	$1,480	$61,828	$5,309	$3,086	$108,768	$6,902	$17,170

	PVGIB	PVTIGB	PVTSCB	PVTVB	ACEG2	ACC2	AVCA2	AVCDI

0.95%	$556	$223	$457	$1,649	$4,277	$16,430	$1,239	$212
1.00%	-	27	-	229	405	3,465	124	-
1.05%	-	-	-	-	19	286	7	-
1.10%	313	992	549	4,487	2,044	16,527	2,728	512
1.15%	68	-	-	152	2,676	4,487	1,714	-
1.20%	61	-	-	242	571	1,831	1,052	-
1.25%	-	-	-	87	1,695	3,246	640	-
1.30%	397	-	-	1,084	832	2,592	492	-
1.35%	9	186	54	101	155	644	45	-
1.40%	-	-	-	4,384	4,949	8,903	1,499	-
1.45%	-	-	-	20	407	1,562	282	-
1.50%	-	-	359	58	77	866	-	-
1.55%	179	-	-	456	148	757	770	-
1.60%	-	-	-	280	1,146	2,802	609	-
1.65%	214	-	-	-	778	948	231	-
1.70%	6	-	-	2	95	1,247	140	-
1.75%	-	-	-	380	437	1,276	326	-
1.80%	-	-	-	-	-	728	78	-
1.85%	-	-	-	-	131	248	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	321	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	254	12	-
2.20%	-	-	-	-	-	-	-	-

	$1,803	$1,428	$1,419	$13,611	$20,842	$69,420	$11,988	$724

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	AVCD2	AVGI	AVCE2	AVIE2	AVMCCI	VWHAR	WRASP	WFVSCG

0.95%	$555	$802	$1,736	$1,208	$546	$2,323	$2,623	$400
1.00%	106	-	149	4	-	975	3,379	485
1.05%	-	-	-	14	-	-	1,117	61
1.10%	26	1,677	1,956	734	2,314	2,552	4,150	321
1.15%	14	-	464	1,046	25	208	1,877	366
1.20%	883	179	205	122	36	60	375	104
1.25%	-	-	122	-	-	147	18	-
1.30%	169	-	108	204	-	386	408	-
1.35%	9	69	4	68	123	50	537	-
1.40%	46	-	2,114	164	-	1,665	2,076	48
1.45%	-	-	167	64	-	-	50	-
1.50%	-	-	-	-	-	-	-	-
1.55%	582	-	1,173	63	-	257	261	186
1.60%	14	-	333	193	-	124	419	-
1.65%	-	-	-	30	-	-	8	-
1.70%	-	-	259	57	-	-	306	-
1.75%	-	-	171	38	-	121	124	-
1.80%	-	-	164	4	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-

	$2,404	$2,727	$9,125	$4,013	$3,044	$8,868	$17,728	$1,971

	NVAGF3	NVGWL6

0.95%	$44	$-
1.00%	71	-
1.05%	5	-
1.10%	19	-
1.15%	-	-
1.20%	-	-
1.25%	-	-
1.30%	-	-
1.35%	-	-
1.40%	49	104
1.45%	-	-
1.50%	-	-
1.55%	-	-
1.60%	-	-
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.85%	-	-
1.90%	-	-
1.95%	-	-
2.00%	-	-
2.05%	-	-
2.10%	-	-
2.15%	-	-
2.20%	-	-

	$188	$104

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $5,331,156 and $6,344,846, respectively, and total transfers from the Account to the fixed account were $15,530,100 and $16,664,297, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $1,186,519 and $1,846,449 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$541,293,869	$0	$0	$541,293,869

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc.F - Global Allocation V.I. Fund - Class III (MLVGA3)	$1,438,296	$237,077
Stock Index Fund, Inc. - Initial Shares (DSIF)	107,970	425,267
Stock Index Fund, Inc. - Service Shares (DSIFS)	338,642	522,055
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	1,448	75,936
Investors Growth Stock Series - Service Class (MIGSC)	34,130	503,071
Mid Cap Growth Series - Service Class (MMCGSC)	90,667	861,258
New Discovery Series - Service Class (MNDSC)	699,584	1,084,871
Value Series - Service Class (MVFSC)	275,429	1,179,464
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	360,329	175,792
Core Plus Fixed Income Portfolio - Class II (MSVF2)	129,271	284,083
Managed Allocation Fund - Moderate Growth II (VFMG2)	203,262	3,506,908
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	2,651	8,872
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	407,256	1,332,775
American Funds NVIT Bond Fund - Class II (GVABD2)	386,257	921,681
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	201,572	742,867
American Funds NVIT Growth Fund - Class II (GVAGR2)	491,290	800,288
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	229,610	392,318
Federated NVIT High Income Bond Fund - Class III (HIBF3)	64,304	234,952
NVIT Emerging Markets Fund - Class II (GEM2)	2,602	183,083
NVIT Emerging Markets Fund - Class VI (GEM6)	600,297	3,587,982
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	327,599	293,941
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	15,579	60,550
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	19,490	13,173
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	75,210	112,883
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	36,633	20,301
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	192,500	220,284
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	210,634	243,791
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	50,674	56,989
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	732,112	1,026,548
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	24,435	11,360
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	219,791	926,269
NVIT Core Bond Fund - Class I (NVCBD1)	513	208
NVIT Core Bond Fund - Class II (NVCBD2)	222,451	239,245
NVIT Core Plus Bond Fund - Class II (NVLCP2)	599,332	343,424
NVIT Fund - Class II (TRF2)	2,751	97,995
NVIT Government Bond Fund - Class I (GBF)	1,119,120	4,087,903
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	308,010	2,240,696
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	71,208	94,091
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	379	8,650
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	826,419	4,088,730
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,639,852	18,609,330
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,166,365	8,806,499
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	1,028,791	5,031,952
NVIT Mid Cap Index Fund - Class I (MCIF)	136,917	425,934
NVIT Mid Cap Index Fund - Class II (MCIF2)	572,533	1,078,946
NVIT Money Market Fund - Class I (SAM)	9,694,976	11,949,671
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	132	15,905
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	6,119	70,516
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	56,073	340,734
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	-	34,123
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	162,934	1,077,780
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	12,399	117,658
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	21,925	35,266
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	247,212	430,516
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,478	35,690
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	71,345	771,270
NVIT Multi-Manager Small Company Fund - Class I (SCF)	25,415	115,001
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	28,674	789,642
NVIT Short Term Bond Fund - Class II (NVSTB2)	37,163	361,758
NVIT Large Cap Growth Fund - Class I (NVOLG1)	619,918	12,018,429
NVIT Large Cap Growth Fund - Class II (NVOLG2)	519,551	10,997,595
Templeton NVIT International Value Fund - Class III (NVTIV3)	8,887	28,435
NVIT Real Estate Fund - Class II (NVRE2)	211,314	605,828
VPS Growth and Income Portfolio - Class B (ALVGIB)	61,162	909,069
VPS International Value Portfolio - Class B (ALVIVB)	27,603	294,474
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	72,282	295,153
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	108,345	1,753,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Small Cap Stock Index Portfolio - Service Shares (DVSCS)		54,609	193,710
Capital Appreciation Fund II - Service Shares (FCA2S)		42,321	510,878
High Income Bond Fund II - Service Shares (FHIBS)		1,017,234	2,162,218
Kaufmann Fund II - Primary Shares (FVK2)		27,842	91,040
Quality Bond Fund II - Primary Shares (FQB)		252,735	912,826
Quality Bond Fund II - Service Shares (FQBS)		743,670	1,809,149
Contrafund Portfolio - Service Class 2 (FC2)		-	184
Equity-Income Portfolio - Initial Class (FEIP)		576,300	2,017,845
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)		199,406	818,060
High Income Portfolio - Initial Class (FHIP)		679,781	1,952,069
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)		79,875	309,437
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)		23,429	326,715
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)		28,439	126,922
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)		137,531	465,281
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)		199,785	213,419
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)		81,855	128,045
VIP Fund - Balanced Portfolio - Initial Class (FBP)		618,593	3,567,004
VIP Fund - Balanced Portfolio - Service Class (FBS)		112,303	1,065,875
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)		118,924	653,142
VIP Fund - Contrafund Portfolio - Initial Class (FCP)		-	96
VIP Fund - Contrafund Portfolio - Service Class (FCS)		87,455	91,004
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)		207,017	648,487
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)		295	34,821
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)		266,247	1,963,998
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)		483,884	3,578,209
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)		205,719	1,023,587
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)		409,692	1,303,723
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)		210,211	1,084,930
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)		20,020	32,900
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)		48,437	50,927
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)		-	706
VIP Fund - Growth Portfolio - Initial Class (FGP)		414,221	2,160,394
VIP Fund - Growth Portfolio - Service Class (FGS)		141,679	2,091,224
VIP Fund - Growth Portfolio - Service Class 2 (FG2)		173,804	1,933,817
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)		529,656	367,730
VIP Fund - High Income Portfolio - Service Class (FHIS)		294,879	886,819
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)		233,642	1,051,266
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)		524,852	682,497
VIP Fund - High Income Portfolio - Service Class R (FHISR)		100,609	98,975
VIP Fund - Index 500 Portfolio - Initial Class (FIP)		1,727,661	3,706,314
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)		1,840,436	5,399,985
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)		83,581	461,224
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)		342,640	2,211,471
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)		611,674	5,843,802
VIP Fund - Money Market Portfolio - Initial Class (FMMP)		2,450,388	5,237,387
VIP Fund - Overseas Portfolio - Initial Class (FOP)		325,270	1,991,065
VIP Fund - Overseas Portfolio - Service Class (FOS)		46,142	614,927
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)		27,316	304,581
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)		141,572	857,797
VIP Fund - Overseas Portfolio - Service Class R (FOSR)		39,412	121,065
VIP Fund - Value Portfolio - Service Class 2 (FV2)		67,192	135,164
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)		3,409	60,991
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)		39,602	93,547
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)		2,724	15,115
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)		13,682	339,256
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)		82,270	448,804
Templeton Foreign Securities Fund - Class 1 (TIF)		5,795	80,607
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)		89,878	208,399
Socially Responsive Portfolio - I Class Shares (AMSRS)		79,579	125,483
Capital Appreciation Fund/VA - Service Class (OVCAFS)		-	335
Global Securities Fund/VA - Class 3 (OVGS3)		27,802	92,258
Global Securities Fund/VA - Class 4 (OVGS4)		255,003	1,691,819
Global Securities Fund/VA - Non-Service Shares (OVGS)		2,566	52,393
Global Securities Fund/VA - Service Class (OVGSS)		28,976	642,623
High Income Fund/VA - Class 3 (OVHI3)		143,785	134,475
High Income Fund/VA - Non-Service Shares (OVHI)		13,686	39,421
Main Street Fund(R)/VA - Service Class (OVGIS)		123,216	1,520,403
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)		41,225	204,622
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)		143,381	50,151
Global Strategic Income Fund/VA: Service Shares (OVSBS)		571,160	3,771,327
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)		666,047	182,582
Low Duration Portfolio - Advisor Class (PMVLAD)		952,165	1,150,629
Putnam VT Growth and Income Fund - IB Shares (PVGIB)		1,906	29,674
Putnam VT International Equity Fund - IB Shares (PVTIGB)		6,074	51,579
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)		6,633	30,979
Putnam VT Voyager Fund - IB Shares (PVTVB)		243,795	664,542
Capital Growth Portfolio - Class II (ACEG2)		69,712	511,761
Comstock Portfolio - Class II (ACC2)		139,274	1,667,690
V.I. Capital Appreciation Fund - Series II (AVCA2)		2,813	351,705
V.I. Capital Development Fund - Series I (AVCDI)		149	44,542
V.I. Capital Development Fund - Series II (AVCD2)		64,778	194,985
V.I. Core Equity Fund - Series I (AVGI)		2,355	91,749
V.I. Core Equity Fund - Series II (AVCE2)		117,311	194,130
V.I. International Growth Fund - Series II (AVIE2)		4,716	145,135
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)		2,529	137,602
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)		887,103	340,840
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)		1,063,677	533,381
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		78,700	133,686
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)		19,190	82,344
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)		23,829	22,626

	Total	$50,729,802	$187,677,410

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.95% to 1.70%	223,926	$ 12.56 to $ 12.30	$ 2,799,332	2.60%	-4.55% to -5.27%
2010	0.95% to 1.60%	140,639	13.16 to 13.01	1,845,529	1.47%	8.72% to 8.01%
2009	0.95% to 1.85%	101,563	12.10 to 12.03	1,227,427	2.97%	21.01% to 20.32%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.95% to 1.55%	60,844	13.07 to 10.16	784,413	1.72%	0.91% to 0.36%
2010	0.95% to 1.55%	87,671	12.95 to 10.12	1,100,324	1.75%	13.75% to 13.15%
2009	0.95% to 1.55%	132,305	11.38 to 8.95	1,414,531	1.91%	25.13% to 24.21%
2008	0.95% to 1.65%	165,235	9.10 to 7.15	1,399,433	2.10%	-37.74% to -38.24%
2007	0.95% to 1.65%	178,617	14.61 to 11.57	2,450,522	1.75%	4.25% to 3.57%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2011	0.95% to 1.80%	133,351	14.44 to 13.40	1,891,826	1.56%	0.66% to -0.21%
2010	0.95% to 2.05%	147,732	14.35 to 13.23	2,080,342	1.52%	13.45% to 12.28%
2009	0.95% to 2.35%	201,886	12.65 to 11.53	2,505,612	1.85%	24.85% to 22.91%
2008	0.95% to 2.35%	225,035	10.13 to 9.38	2,239,942	1.70%	-37.92% to -38.86%
2007	0.95% to 2.35%	296,978	16.32 to 15.34	4,773,801	1.51%	3.99% to 2.57%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.95% to 1.10%	8,467	12.12 to 11.95	101,540	1.05%	-0.06% to -0.21%
2010	0.95% to 1.40%	14,745	12.13 to 8.80	175,064	0.96%	13.73% to 13.30%
2009	0.95% to 1.55%	28,301	10.67 to 7.67	275,271	0.93%	32.49% to 31.56%
2008	0.95% to 1.55%	29,659	8.05 to 5.83	218,296	0.76%	-35.05% to -35.49%
2007	0.95% to 1.55%	33,739	12.39 to 9.04	387,061	0.54%	6.76% to 6.16%
Investors Growth Stock Series - Service Class (MIGSC)
2011	0.95% to 1.75%	127,908	11.28 to 10.41	1,409,468	0.25%	-0.58% to -1.38%
2010	0.95% to 2.60%	169,342	11.35 to 9.77	1,865,024	0.30%	11.09% to 9.33%
2009	0.95% to 2.60%	217,516	10.22 to 8.94	2,150,679	0.46%	37.77% to 35.34%
2008	0.95% to 2.60%	296,075	7.42 to 6.61	2,125,271	0.30%	-37.58% to -38.67%
2007	0.95% to 2.60%	381,774	11.88 to 10.77	4,413,592	0.09%	9.96% to 8.18%
Mid Cap Growth Series - Service Class (MMCGSC)
2011	0.95% to 1.95%	184,236	8.72 to 7.89	1,569,063	0.00%	-7.05% to -7.99%
2010	0.95% to 2.35%	266,237	9.38 to 8.24	2,436,871	0.00%	27.98% to 26.32%
2009	0.95% to 2.35%	358,057	7.33 to 6.53	2,556,546	0.00%	39.91% to 37.60%
2008	0.95% to 2.35%	433,328	5.24 to 4.74	2,209,695	0.00%	-52.05% to -52.80%
2007	0.95% to 2.45%	546,746	10.93 to 9.99	5,826,934	0.00%	8.46% to 6.86%
New Discovery Series - Service Class (MNDSC)
2011	0.95% to 1.65%	134,957	13.69 to 12.76	1,808,690	0.00%	-11.34% to -11.97%
2010	0.95% to 1.75%	181,790	15.44 to 14.37	2,743,247	0.00%	34.65% to 33.56%
2009	0.95% to 2.05%	202,161	11.47 to 10.49	2,264,792	0.00%	61.37% to 59.45%
2008	0.95% to 2.05%	206,391	7.11 to 6.58	1,437,560	0.00%	-40.09% to -40.84%
2007	0.95% to 2.45%	265,727	11.86 to 10.85	3,095,070	0.00%	1.27% to -0.21%
Value Series - Service Class (MVFSC)
2011	0.95% to 1.95%	211,567	14.19 to 12.84	2,920,837	1.18%	-1.41% to -2.40%
2010	0.95% to 2.05%	276,669	14.40 to 13.05	3,892,801	1.43%	10.16% to 9.01%
2009	0.95% to 2.05%	386,745	13.07 to 11.97	4,924,645	1.25%	21.29% to 19.81%
2008	0.95% to 2.20%	450,686	10.77 to 9.89	4,737,336	1.12%	-33.38% to -34.28%
2007	0.95% to 2.25%	631,815	16.17 to 15.00	9,996,966	0.85%	6.57% to 5.23%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.95% to 1.70%	23,076	10.48 to 10.35	241,030	1.42%	-2.71% to -3.44%
2010	0.95% to 1.40%	7,202	10.77 to 10.74	77,512	0.00%	7.75% to 7.42%	****
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	0.95% to 1.75%	36,118	12.23 to 11.40	437,411	3.52%	4.40% to 3.56%
2010	0.95% to 2.05%	50,365	11.71 to 10.76	582,799	5.19%	5.84% to 4.71%
2009	0.95% to 2.10%	87,666	11.07 to 10.24	955,504	8.81%	8.34% to 7.08%
2008	0.95% to 2.15%	136,564	10.21 to 9.54	1,378,702	4.77%	-11.31% to -12.40%
2007	0.95% to 2.15%	171,376	11.52 to 10.89	1,945,108	4.27%	4.21% to 2.97%
U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95% to 2.10%	130,116	13.69 to 13.57	1,782,289	2.72%	-38.64% to - 39.46%
2007	0.95% to 2.30%	177,081	22.32 to 22.19	3,981,623	0.92%	-18.06% to -19.14%
Managed Allocation Fund - Moderate Growth II (VFMG2)
2011	0.95% to 1.80%	796,216	12.08 to 11.13	9,504,014	1.45%	-6.40% to -7.17%
2010	0.95% to 1.80%	1,066,389	12.90 to 11.99	13,596,438	0.67%	9.50% to 8.64%
2009	0.95% to 1.85%	1,286,972	11.78 to 11.00	14,978,687	0.01%	24.43% to 23.21%
2008	0.95% to 1.85%	1,828,065	9.47 to 8.92	17,103,103	1.25%	-29.75% to -30.43%
2007	0.95% to 1.85%	2,255,144	13.48 to 12.83	30,079,842	2.04%	5.87% to 4.95%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	1.10% to 1.40%	896	13.86 to 13.75	12,333	1.49%	-0.62% to -0.92%
2010	1.00% to 1.40%	1,295	13.97 to 13.87	18,000	0.22%	12.02% to 11.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.95% to 1.65%	412,268	$ 10.40 to $ 9.99	$ 4,258,036	1.43%	-0.03% to -0.73%
2010	0.95% to 1.65%	502,659	10.40 to 10.07	5,200,988	1.55%	10.95% to 10.17%
2009	0.95% to 2.10%	651,642	9.38 to 8.97	6,061,808	0.08%	22.24% to 20.72%
2008	0.95% to 2.10%	567,533	7.67 to 7.43	4,322,499	2.30%	-30.44% to -31.30%
2007	0.95% to 2.05%	615,213	11.03 to 10.83	6,748,999	2.54%	5.13% to 4.00%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.95% to 1.80%	166,344	11.65 to 11.09	1,921,571	2.36%	4.72% to 3.83%
2010	0.95% to 1.80%	216,731	11.12 to 10.68	2,396,198	2.06%	4.98% to 4.08%
2009	0.95% to 1.85%	273,839	10.59 to 10.25	2,876,845	0.36%	11.08% to 10.07%
2008	0.95% to 1.85%	227,907	9.54 to 9.31	2,155,354	5.12%	-10.73% to -11.55%
2007	0.95% to 1.85%	202,671	10.68 to 10.52	2,152,938	8.99%	2.00% to 1.09%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.95% to 1.80%	163,280	10.30 to 9.81	1,670,876	1.01%	-10.17% to -10.94%
2010	0.95% to 1.80%	210,497	11.47 to 11.02	2,400,484	0.85%	10.24% to 9.30%
2009	0.95% to 2.10%	265,398	10.40 to 9.96	2,741,327	0.00%	40.26% to 38.48%
2008	0.95% to 2.10%	283,306	7.42 to 7.19	2,089,363	2.49%	-39.22% to -39.98%
2007	0.95% to 2.10%	300,663	12.20 to 11.98	3,652,423	2.97%	13.27% to 12.03%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.95% to 1.80%	261,053	9.58 to 9.13	2,483,268	0.27%	-5.59% to -6.40%
2010	0.95% to 1.80%	292,377	10.15 to 9.75	2,949,018	0.17%	17.07% to 16.07%
2009	0.95% to 2.10%	296,662	8.67 to 8.29	2,550,130	0.00%	37.46% to 35.65%
2008	0.95% to 2.10%	276,634	6.31 to 6.11	1,732,572	2.01%	-44.74% to -45.45%
2007	0.95% to 2.10%	235,969	11.41 to 11.20	2,681,557	0.60%	10.83% to 9.60%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.95% to 1.55%	79,874	8.31 to 8.08	660,733	1.08%	-3.16% to -3.75%
2010	0.95% to 1.55%	101,249	8.58 to 8.39	865,342	0.98%	9.92% to 9.26%
2009	0.95% to 1.85%	128,907	7.81 to 7.60	1,001,949	0.00%	29.45% to 28.11%
2008	0.95% to 2.05%	86,788	6.03 to 5.91	520,920	2.80%	-38.65% to -39.41%
2007	0.95% to 1.75%	38,038	9.83 to 9.78	373,398	2.45%	-1.71% to -2.23%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.95% to 1.35%	8,261	13.93 to 13.55	113,820	7.05%	2.82% to 2.41%
2010	0.95% to 1.35%	21,643	13.54 to 13.24	290,850	8.47%	12.09% to 11.63%
2009	0.95% to 1.55%	24,087	12.08 to 11.75	286,940	10.46%	44.69% to 43.77%
2008	1.10% to 1.55%	15,462	8.30 to 8.17	127,826	9.79%	-28.89% to -29.25%
2007	1.10% to 1.55%	8,188	11.68 to 11.55	95,010	12.98%	2.03% to 1.60%
NVIT Emerging Markets Fund - Class II (GEM2)
2011	0.95% to 1.60%	18,184	23.71 to 22.21	426,905	0.43%	-23.33% to -23.83%
2010	0.95% to 1.85%	24,842	30.92 to 28.51	759,614	0.00%	14.81% to 13.77%
2009	0.95% to 2.00%	32,278	26.93 to 24.78	856,908	1.14%	61.54% to 59.44%
2008	0.95% to 2.05%	40,444	16.67 to 15.49	660,491	0.75%	-58.33% to -58.85%
2007	0.95% to 2.05%	77,884	40.01 to 37.64	3,066,915	0.42%	43.80% to 42.39%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	0.95% to 2.00%	171,283	17.88 to 16.48	3,010,962	0.39%	-23.33% to -24.14%
2010	0.95% to 2.00%	307,087	23.32 to 21.72	7,058,106	0.00%	14.79% to 13.57%
2009	0.95% to 2.00%	313,458	20.31 to 19.12	6,246,312	1.16%	61.54% to 59.44%
2008	0.95% to 2.10%	337,634	12.58 to 11.94	4,165,503	0.97%	-58.26% to -58.81%
2007	0.95% to 2.30%	481,332	30.13 to 28.76	14,312,773	0.60%	44.06% to 42.28%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.95% to 1.55%	19,969	7.00 to 6.85	138,662	0.58%	-10.85% to -11.39%
2010	0.95% to 1.55%	21,028	7.85 to 7.73	164,382	0.66%	11.93% to 11.25%
2009	0.95% to 1.60%	29,502	7.02 to 6.94	205,684	0.94%	28.22% to 27.09%
2008	0.95% to 1.60%	18,797	5.47 to 5.44	102,676	1.61%	-45.27% to -45.57%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2011	1.00% to 1.35%	6,528	7.75 to 7.65	50,267	0.43%	-12.54% to -12.85%
2010	0.95% to 1.40%	11,886	8.87 to 8.76	104,902	0.13%	14.29% to 13.77%
2009	0.95% to 1.80%	14,452	7.76 to 7.62	111,575	0.00%	51.51% to 49.91%
2008	0.95% to 1.55%	3,251	5.12 to 5.09	16,613	0.00%	-48.79% to -49.05%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.95% to 1.10%	676	9.39 to 9.34	6,341	0.52%	-4.10% to -4.24%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.95% to 1.10%	3,525	9.36 to 9.31	32,885	0.63%	-4.18% to -4.33%
2010	0.95% to 1.55%	7,407	9.77 to 9.60	71,753	0.81%	22.39% to 21.77%
2009	0.95% to 1.40%	1,750	7.98 to 7.90	13,927	0.34%	30.02% to 29.24%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.95% to 1.20%	5,865	8.61 to 8.53	50,336	2.37%	-7.27% to -7.50%
2010	0.95% to 1.40%	4,410	9.29 to 9.17	40,618	0.31%	13.86% to 13.35%
2009	1.20% to 1.65%	2,949	8.12 to 8.04	23,819	0.84%	27.65% to 26.88%
2008	0.95% to 1.40%	1,264	6.37 to 6.35	8,024	0.25%	-36.28% to -36.52%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.95% to1.70%	62,474	$ 10.07 to$ 9.79	$ 626,056	2.50%	-2.28% to -3.02%
2010	0.95% to 1.70%	66,979	10.30 to 10.10	688,412	0.90%	9.36% to 8.53%
2009	0.95% to 1.70%	91,943	9.42 to 9.30	861,990	1.98%	18.68% to 17.78%
2008	0.95% to 1.80%	38,787	7.94 to 7.89	306,815	1.71%	-20.62% to -21.10%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.95% to 1.65%	49,033	9.45 to 9.20	459,410	2.60%	-4.36% to -5.04%
2010	0.95% to 1.65%	50,889	9.88 to 9.69	499,801	0.71%	11.32% to 10.54%
2009	0.95% to 1.65%	61,751	8.87 to 8.77	544,765	1.75%	22.98% to 22.12%
2008	0.95% to 1.40%	21,071	7.21 to 7.19	151,976	1.50%	-27.86% to -28.11%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.95% to 1.70%	47,563	10.81 to 10.52	511,394	2.61%	0.45% to -0.31%
2010	0.95% to 1.70%	49,131	10.77 to 10.55	526,828	1.17%	5.79% to 4.99%
2009	0.95% to 1.70%	72,094	10.18 to 10.05	730,090	2.76%	11.95% to 11.10%
2008	0.95% to 1.55%	42,097	9.09 to 9.05	381,950	1.96%	-9.09% to -9.47%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.95% to 1.75%	213,213	9.76 to 9.48	2,072,373	2.40%	-3.26% to -4.04%
2010	0.95% to 1.75%	258,090	10.09 to 9.87	2,596,001	0.89%	10.31% to 9.42%
2009	0.95% to 1.75%	272,785	9.15 to 9.02	2,486,373	2.05%	20.79% to 19.81%
2008	0.95% to 1.40%	44,997	7.57 to 7.55	340,238	1.71%	-24.27% to -24.53%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.95% to 1.10%	54,021	9.10 to 9.05	489,225	2.35%	-5.58% to -5.72%
2010	0.95% to 1.40%	53,888	9.64 to 9.52	517,499	0.48%	12.23% to 11.73%
2009	0.95% to 1.55%	18,195	8.59 to 8.49	155,447	1.72%	25.38% to 24.48%
2008	0.95% to 1.65%	6,213	6.85 to 6.81	42,477	1.07%	-31.50% to -31.86%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.95% to 1.70%	77,901	10.35 to 10.06	798,137	2.60%	-1.22% to -1.96%
2010	0.95% to 1.70%	146,653	10.47 to 10.26	1,528,271	0.98%	8.00% to 7.18%
2009	0.95% to 1.65%	80,979	9.70 to 9.58	778,869	2.49%	16.56% to 15.70%
2008	1.30% to 1.55%	21,422	8.30 to 8.28	177,474	1.81%	-17.01% to -17.17%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	1.10% to 1.35%	1,463	11.86 to 11.75	17,258	3.05%	5.43% to 5.16%
2010	1.10% to 1.35%	1,463	11.25 to 11.17	16,390	2.85%	5.88% to 5.61%
2009	0.95% to 1.35%	945	10.65 to 10.58	10,002	2.11%	7.75% to 7.32%
NVIT Core Bond Fund - Class II (NVCBD2)
2011	0.95% to 1.70%	40,740	11.80 to 11.48	477,885	2.86%	5.23% to 4.44%
2010	0.95% to 1.70%	42,830	11.22 to 10.99	479,542	2.37%	5.76% to 4.96%
2009	0.95% to 1.70%	53,305	10.61 to 10.47	564,408	2.88%	7.56% to 6.75%
2008	0.95% to 1.55%	3,657	9.86 to 9.82	35,983	2.84%	-1.40% to -1.80%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.95% to 1.70%	43,614	12.80 to 12.45	554,956	2.40%	5.04% to 4.25%
2010	0.95% to 1.55%	23,657	12.18 to 11.99	287,198	2.34%	7.09% to 6.44%
2009	0.95% to 2.00%	62,464	11.38 to 11.18	706,237	6.59%	15.33% to 14.15%
2008	0.95%	325	9.87	3,206	1.27%	-1.34%	****
NVIT Fund - Class II (TRF2)
2011	0.95% to 1.65%	15,998	9.17 to 8.80	144,614	0.79%	-0.57% to -1.27%
2010	0.95% to 2.15%	26,560	9.22 to 10.08	243,131	0.75%	12.15% to 10.88%
2009	0.95% to 2.15%	28,643	8.22 to 9.10	246,948	1.03%	24.36% to 22.64%
2008	0.95% to 1.40%	5,793	6.61 to 7.63	39,012	1.02%	-42.17% to-42.49%
2007	0.95% to 1.60%	5,948	11.43 to 13.19	70,849	1.00%	6.86% to 6.22%
NVIT Government Bond Fund - Class I (GBF)
2011	0.95% to 1.85%	684,735	14.94 to 13.66	10,065,334	2.83%	6.24% to 5.28%
2010	0.95% to 2.35%	911,816	14.07 to 12.99	12,622,368	2.86%	3.79% to 2.35%
2009	0.95% to 2.35%	1,261,907	13.55 to 12.70	16,899,137	3.34%	1.71% to 0.30%
2008	0.95% to 2.35%	1,644,424	13.32 to 12.66	21,776,211	4.19%	6.70% to 5.22%
2007	0.95% to 2.35%	1,761,138	12.49 to 12.03	21,912,674	4.35%	6.13% to 4.65%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95% to 1.85%	490,510	13.58 to 12.41	6,467,227	1.77%	-4.84% to -5.71%
2010	0.95% to 2.30%	632,405	14.27 to 12.53	8,775,432	1.73%	13.54% to12.09%
2009	0.95% to 2.35%	862,813	12.57 to 11.14	10,513,670	1.07%	26.00% to 24.05%
2008	0.95% to 2.35%	1,027,805	9.97 to 8.98	9,923,501	2.00%	-37.44% to- 38.39%
2007	0.95% to 2.35%	1,378,218	15.94 to 14.57	21,382,713	2.00%	4.95% to 3.52%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.95% to 1.85%	26,280	12.57 to 12.27	327,912	2.13%	-0.07% to -0.98%
2010	0.95% to 1.85%	28,401	12.58 to 12.39	355,704	1.27%	8.77% to 7.78%
2009	0.95% to 1.55%	8,765	11.57 to 11.52	101,349	0.88%	15.66% to 15.23%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	1.10%	1,156	13.15	15,203	1.90%	-2.02%
2010	1.10%	1,764	13.42	23,664	1.13%	10.80%
2009	1.55%	577	12.08	6,972	1.42%	20.82%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.95% to 2.15%	777,693	$ 13.33 to $ 11.81	$ 10,067,596	2.43%	1.95% to 0.72%
2010	0.95% to 2.15%	1,034,421	13.07 to 11.73	13,190,902	2.26%	4.89% to 3.62%
2009	0.95% to 2.15%	1,264,065	12.46 to 11.32	15,366,034	1.91%	8.05% to 6.74%
2008	0.95% to 2.15%	1,662,960	11.53 to 10.62	18,746,877	3.34%	-6.92% to -8.04%
2007	0.95% to 2.25%	2,184,896	12.39 to 11.47	26,543,595	3.47%	4.37% to 3.03%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.95% to 2.10%	3,201,807	13.79 to 12.29	43,142,885	2.11%	-0.99% to -2.14%
2010	0.95% to 2.25%	4,481,861	13.93 to 12.35	61,029,906	2.05%	9.86% to 8.49%
2009	0.95% to 2.55%	6,413,045	12.68 to 11.11	79,264,359	1.56%	18.00% to 16.03%
2008	0.95% to 2.55%	7,705,854	10.75 to 9.58	80,834,731	2.70%	-23.93% to -25.19%
2007	0.95% to 2.55%	10,650,531	14.13 to 12.80	147,143,542	2.68%	4.65% to 3.00%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.95% to 2.10%	1,518,527	13.84 to 12.33	20,501,163	1.99%	-3.05% to - 4.18%
2010	0.95% to 2.25%	2,074,231	14.28 to 12.63	28,898,325	1.94%	11.76% to 10.38%
2009	0.95% to 2.70%	2,817,169	12.77 to 11.03	34,958,737	1.32%	23.21% to 20.91%
2008	0.95% to 2.70%	3,489,803	10.37 to 9.12	35,235,304	2.40%	-32.04% to - 33.30%
2007	0.95% to 2.70%	4,395,960	15.26 to 13.68	65,504,408	2.28%	5.14% to 3.33%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.95% to 2.15%	1,025,896	13.83 to 12.27	13,858,823	2.31%	1.09% to -0.13%
2010	0.95% to 2.15%	1,326,730	13.68 to 12.28	17,765,406	2.22%	7.49% to 6.18%
2009	0.95% to 2.35%	1,915,167	12.73 to 11.37	23,782,611	1.76%	13.47% to 11.84%
2008	0.95% to 2.35%	2,425,833	11.22 to 10.16	26,585,963	3.02%	-15.85% to -17.06%
2007	0.95% to 2.40%	3,622,567	13.33 to 12.22	47,315,730	3.04%	4.85% to 3.34%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.95% to 1.50%	34,406	16.83 to 15.95	570,488	0.73%	-3.47% to -4.00%
2010	0.95% to 1.55%	50,797	17.43 to 16.13	872,688	1.24%	25.00% to 24.39%
2009	0.95% to 1.55%	66,192	13.94 to 12.97	910,047	0.60%	35.46% to 34.47%
2008	0.95% to 1.60%	71,732	10.29 to 9.61	727,927	1.26%	-37.07% to -37.54%
2007	0.95% to 1.60%	79,936	16.36 to 15.38	1,289,635	1.38%	6.53% to 5.89%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2011	0.95% to 2.15%	194,704	15.74 to 13.99	3,006,554	0.63%	-3.60% to -4.77%
2010	0.95% to 2.15%	227,723	16.33 to 14.69	3,645,106	1.00%	24.67% to 23.16%
2009	0.95% to 2.30%	305,639	13.10 to 11.79	3,910,375	0.72%	35.20% to 33.19%
2008	0.95% to 2.35%	388,437	9.69 to 8.82	3,685,520	1.05%	-37.22% to -38.17%
2007	0.95% to 2.45%	505,757	15.43 to 14.18	7,656,460	1.26%	6.35% to 4.78%
NVIT Money Market Fund - Class I (SAM)
2011	0.95% to 2.10%	1,866,040	10.71 to 9.54	19,730,598	0.00%	-0.95% to -2.09%
2010	0.95% to 2.10%	2,057,422	10.82 to 9.75	21,971,462	0.00%	-0.95% to -2.10%
2009	0.95% to 2.45%	2,836,313	10.92 to 9.78	30,483,569	0.05%	-0.91% to -2.41%
2008	0.95% to 2.45%	5,176,926	11.02 to 10.02	56,282,646	1.97%	1.08% to -0.43%
2007	0.95% to 2.45%	3,594,049	10.90 to 10.06	38,737,718	4.75%	3.79% to 2.23%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	0.95% to 1.40%	913	8.28 to 8.14	7,475	0.74%	-10.48% to -10.89%
2010	0.95% to 1.40%	2,763	9.25 to 9.14	25,457	0.49%	12.72% to 12.21%
2009	0.95% to 1.00%	1,163	8.20	9,533	1.20%	34.81% to 34.75%
2008	1.00%	2,205	6.08	13,414	0.00%	-39.17%	****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.95% to 1.10%	6,384	9.48 to 9.37	60,018	1.43%	-16.91% to -17.04%
2010	0.95% to 1.10%	11,941	11.41 to 11.30	135,325	2.25%	5.10% to 4.95%
2009	0.95% to 1.55%	12,901	10.86 to 14.87	146,023	2.02%	28.60% to 27.56%
2008	0.95% to 1.55%	17,385	8.44 to 11.66	153,858	1.79%	-46.84% to -47.25%
2007	0.95% to 1.55%	21,426	15.88 to 22.10	360,794	1.97%	1.95% to 1.39%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	0.95% to 1.55%	87,806	9.29 to 8.87	806,984	1.59%	-17.19% to -17.69%
2010	0.95% to 1.70%	114,188	11.22 to 10.66	1,269,214	1.90%	4.85% to 4.05%
2009	0.95% to 2.00%	159,390	10.70 to 10.06	1,683,311	1.85%	28.26% to 26.63%
2008	0.95% to 2.00%	238,492	8.34 to 7.94	1,962,480	1.51%	-46.96% to -47.61%
2007	0.95% to 2.30%	401,003	15.73 to 14.99	6,236,278	2.17%	1.72% to 0.38%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	1.10% to 1.25%	3,526	8.82 to 8.77	31,051	0.00%	-4.29% to -4.44%
2010	0.95% to 1.40%	7,142	9.25 to 9.13	65,641	0.00%	14.26% to 13.83%
2009	0.95% to 1.55%	9,045	8.10 to 8.00	72,920	0.41%	28.12% to 27.16%
2008	1.40%	2,403	6.30	15,139	0.21%	-36.99%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.95% to 1.80%	377,522	8.27 to 8.01	3,095,040	0.79%	-6.98% to -7.78%
2010	0.95% to 2.60%	496,336	8.89 to 8.49	4,380,532	0.50%	11.68% to 9.91%
2009	0.95% to 2.60%	657,221	7.96 to 7.72	5,202,609	1.13%	26.20% to 23.91%
2008	1.40%	1,504	6.29	9,456	0.73%	-37.11%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	0.95% to 1.25%	12,359	$ 9.27 to $ 9.17	$ 114,223	0.00%	-5.36% to -5.64%
2010	0.95% to 1.40%	23,044	9.79 to 9.66	225,041	0.00%	25.27% to 24.81%
2009	0.95% to 1.60%	19,388	7.82 to 7.73	150,882	0.00%	25.50% to 24.68%
2008	1.55%	1,033	6.20	6,405	0.00%	-37.99%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.95% to 1.40%	14,918	9.95 to 9.78	147,624	0.79%	-3.25% to -3.69%
2010	0.95% to 1.40%	16,464	10.28 to 10.16	168,659	1.24%	18.50% to 17.96%
2009	0.95% to 1.80%	29,701	8.68 to 8.54	257,047	1.15%	29.23% to 27.96%
2008	0.95%	1,408	6.71	9,455	1.08%	-32.85%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	0.95% to 2.15%	97,338	10.24 to 9.07	978,689	0.00%	-1.80% to -2.99%
2010	0.95% to 2.15%	114,677	10.42 to 9.35	1,174,847	0.00%	23.92% to 22.42%
2009	0.95% to 2.15%	142,093	8.41 to 7.62	1,171,990	0.00%	25.98% to 24.25%
2008	0.95% to 2.45%	181,123	6.68 to 6.01	1,183,345	0.00%	-47.04% to - 47.94%
2007	0.95% to 2.45%	242,695	12.61 to 11.54	2,993,964	0.00%	8.45% to 6.85%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.95% to 1.20%	7,164	15.02 to 14.67	106,345	0.45%	-5.97% to -6.21%
2010	0.95% to 1.55%	9,500	15.98 to 13.59	148,074	0.60%	25.40% to 24.78%
2009	0.95% to 1.55%	12,182	12.74 to 10.89	150,799	0.60%	25.02% to 24.10%
2008	0.95% to 1.55%	16,182	10.19 to 8.78	159,218	1.09%	-32.80% to -33.29%
2007	0.95% to 1.55%	39,614	15.17 to 13.16	588,544	1.18%	-7.78% to -8.31%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	0.95% to 1.80%	99,821	13.63 to 12.54	1,330,620	0.34%	-6.35% to -7.15%
2010	0.95% to 1.85%	150,741	14.55 to 13.45	2,149,988	0.41%	25.27% to 24.14%
2009	0.95% to 2.15%	240,942	11.62 to 10.57	2,723,189	0.56%	24.66% to 22.99%
2008	0.95% to 2.20%	309,328	9.32 to 8.56	2,806,429	0.86%	-32.94% to -33.88%
2007	0.95% to 2.20%	426,358	13.90 to 12.95	5,794,363	0.94%	-8.12% to -9.25%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95% to 1.50%	25,567	16.06 to 15.23	405,943	0.54%	-6.45% to -6.97%
2010	0.95% to 1.65%	30,919	17.17 to 15.16	525,883	0.28%	24.13% to 23.38%
2009	0.95% to 1.65%	38,291	13.83 to 12.29	511,309	0.26%	33.42% to 32.31%
2008	0.95% to 1.65%	44,543	10.37 to 9.29	448,152	0.82%	-38.78% to -39.29%
2007	0.95% to 1.65%	49,805	16.94 to 15.29	821,934	0.09%	1.16% to 0.49%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	0.95% to 2.00%	103,697	16.12 to 14.51	1,628,177	0.48%	-6.70% to -7.68%
2010	0.95% to 2.00%	149,418	17.27 to 15.71	2,526,056	0.05%	23.79% to 22.48%
2009	0.95% to 2.00%	205,252	13.95 to 12.83	2,799,312	0.17%	33.15% to 31.74%
2008	0.95% to 2.10%	276,811	10.48 to 9.68	2,837,537	0.57%	-38.94% to -39.73%
2007	0.95% to 2.10%	355,604	17.16 to 16.06	5,988,270	0.00%	0.92% to -0.21%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.95% to 1.55%	30,298	10.67 to 10.43	321,544	1.49%	0.34% to -0.27%
2010	0.95% to 1.55%	61,124	10.63 to 10.46	646,175	1.32%	1.45% to 0.83%
2009	0.95% to 2.00%	72,229	10.48 to 10.30	753,304	1.97%	6.09% to 4.99%
2008	0.95% to 2.00%	40,233	9.88 to 9.81	396,696	1.99%	-1.20% to -1.89%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.95% to 1.50%	3,585,150	13.54 to 13.34	48,005,287	0.66%	-3.16% to -3.70%
2010	0.95% to 1.55%	4,389,025	13.98 to 13.86	60,945,936	0.06%	7.77% to 7.19%
2009	1.30% to 1.40%	1,450	12.95 to 12.94	18,764	0.19%	29.46% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	0.95% to 2.15%	2,880,060	13.45 to 13.02	38,612,912	0.41%	-3.42% to -4.59%
2010	0.95% to 2.35%	3,620,630	13.93 to 13.61	50,312,779	0.07%	7.49% to 6.04%
2009	0.95% to 1.00%	2,535	12.96 to 12.95	32,841	0.05%	29.55% to 29.51%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.95% to 1.40%	3,812	11.83 to 11.69	44,939	2.44%	-13.26% to -13.65%
2010	0.95% to 1.40%	5,264	13.64 to 13.54	71,666	1.97%	5.34% to 4.86%
2009	0.95% to 1.25%	6,039	12.95 to 12.93	78,181	0.44%	29.52% to 29.25%	****
NVIT Real Estate Fund - Class II (NVRE2)
2011	0.95% to 1.80%	164,658	9.78 to 9.48	1,601,293	0.59%	5.13% to 4.23%
2010	0.95% to 1.90%	203,791	9.30 to 9.05	1,888,706	1.64%	28.59% to 27.55%
2009	0.95% to 2.10%	258,334	7.24 to 7.07	1,858,991	1.85%	29.27% to 27.39%
2008	0.95% to 1.70%	3,048	5.60 to 5.56	16,993	2.52%	-44.02% to -44.37%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	0.95% to 2.15%	191,364	11.92 to 10.57	2,234,144	1.06%	5.06% to 3.79%
2010	0.95% to 2.35%	265,237	11.35 to 9.99	2,947,268	0.00%	11.73% to 10.22%
2009	0.95% to 2.35%	347,388	10.15 to 9.07	3,440,485	3.51%	19.21% to 17.35%
2008	0.95% to 2.40%	448,444	8.52 to 7.70	3,717,863	1.79%	-41.26% to -42.20%
2007	0.95% to 2.40%	604,644	14.50 to 13.32	8,564,579	1.22%	3.86% to 2.39%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class B (ALVIVB)
2011	0.95% to 2.15%	41,255	$ 13.64 to $ 12.10	$ 546,682	3.39%	-20.20% to -21.17%
2010	0.95% to 2.15%	59,622	17.10 to 15.34	994,116	2.24%	3.31% to 2.06%
2009	0.95% to 2.15%	104,992	16.55 to 15.04	1,693,489	1.00%	33.08% to 31.47%
2008	0.95% to 2.40%	151,300	12.44 to 11.26	1,839,874	0.93%	-53.73% to -54.49%
2007	0.95% to 2.40%	205,466	26.88 to 24.75	5,422,580	0.99%	4.57% to 3.12%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2011	0.95% to 1.75%	86,429	10.32 to 9.53	876,226	0.09%	-4.67% to -5.43%
2010	0.95% to 1.90%	105,587	10.83 to 9.93	1,124,622	0.29%	8.79% to 7.82%
2009	0.95% to 2.30%	159,972	9.95 to 8.92	1,552,934	0.00%	35.80% to 33.81%
2008	0.95% to 2.30%	194,058	7.33 to 6.67	1,385,302	0.00%	-40.39% to -41.26%
2007	0.95% to 2.40%	235,240	12.29 to 11.28	2,827,412	0.00%	12.53% to 10.92%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.95% to 2.15%	172,111	18.31 to 16.24	3,084,517	0.25%	-9.49% to -10.58%
2010	0.95% to 2.15%	256,254	20.23 to 18.16	5,083,887	0.30%	25.39% to 23.87%
2009	0.95% to 2.30%	380,442	16.14 to 14.49	5,992,758	0.85%	41.30% to 39.20%
2008	0.95% to 2.40%	469,478	11.42 to 10.34	5,244,615	0.46%	-36.36% to -37.36%
2007	0.95% to 2.40%	610,638	17.94 to 16.50	10,745,008	0.77%	0.56% to -0.86%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.95% to 1.35%	25,279	16.86 to 16.22	420,530	0.62%	-0.39% to -0.79%
2010	0.95% to 1.65%	34,198	16.92 to 14.79	571,410	0.59%	24.63% to 23.89%
2009	0.95% to 1.65%	47,606	13.58 to 11.94	634,448	2.64%	23.84% to 22.81%
2008	0.95% to 1.65%	59,553	10.96 to 9.72	637,485	0.86%	-31.57% to -32.12%
2007	0.95% to 1.65%	64,660	16.02 to 14.32	1,014,236	0.41%	-1.60% to -2.26%
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	0.95% to 1.80%	109,751	10.92 to 10.05	1,178,941	0.50%	-6.40% to -7.21%
2010	0.95% to 1.80%	150,136	11.67 to 10.83	1,726,149	0.57%	11.93% to 10.98%
2009	0.95% to 2.30%	117,030	10.42 to 9.38	1,188,552	0.73%	12.19% to 10.53%
2008	0.95% to 2.30%	136,194	9.29 to 8.48	1,240,660	0.02%	-30.34% to -31.33%
2007	0.95% to 2.30%	192,620	13.34 to 12.35	2,518,355	0.57%	8.59% to 7.18%
High Income Bond Fund II - Service Shares (FHIBS)
2011	0.95% to 1.80%	251,671	19.35 to 17.78	4,763,021	9.01%	3.93% to 3.04%
2010	0.95% to 1.90%	335,213	18.62 to 17.14	6,116,863	8.52%	13.30% to 12.33%
2009	0.95% to 2.10%	458,406	16.44 to 15.02	7,344,347	10.93%	51.03% to 49.26%
2008	0.95% to 2.10%	546,407	10.88 to 10.06	5,803,265	9.79%	-26.80% to -27.68%
2007	0.95% to 2.10%	733,907	14.87 to 13.91	10,679,523	7.88%	2.20% to 1.05%
Kaufmann Fund II - Primary Shares (FVK2)
2011	0.95% to 1.50%	32,109	9.76 to 9.66	312,341	1.04%	-14.11% to -14.58%
2010	0.95% to 1.50%	37,784	11.36 to 11.31	430,556	0.00%	13.58% to 13.08%	****
Quality Bond Fund II - Primary Shares (FQB)
2011	0.95% to 1.55%	148,536	14.54 to 13.72	2,131,367	5.40%	1.30% to 0.69%
2010	0.95% to 1.55%	201,987	14.35 to 14.41	2,869,871	5.10%	7.47% to 6.89%
2009	0.95% to 1.65%	233,092	13.35 to 13.37	3,088,779	6.36%	19.29% to 18.46%
2008	0.95% to 1.65%	239,911	11.20 to 11.28	2,675,497	5.26%	-8.17% to -8.81%
2007	0.95% to 1.65%	276,522	12.19 to 12.38	3,362,257	4.59%	4.38% to 3.66%
Quality Bond Fund II - Service Shares (FQBS)
2011	0.95% to 1.85%	421,885	14.36 to 13.15	5,960,233	5.15%	1.02% to 0.11%
2010	0.95% to 2.20%	515,949	14.22 to 12.76	7,218,790	5.26%	7.25% to 5.97%
2009	0.95% to 2.20%	684,106	13.25 to 12.04	8,873,511	6.67%	19.01% to 17.53%
2008	0.95% to 2.20%	780,704	11.14 to 10.24	8,506,293	5.06%	-8.43% to -9.58%
2007	0.95% to 2.20%	1,014,677	12.16 to 11.33	12,109,722	4.72%	4.14% to 2.84%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 2.35%	2,136,017	11.74 to 11.38	24,958,340	1.12%	34.18% to 32.09%
2008	0.95% to 2.60%	2,684,930	8.75 to 8.41	23,636,516	0.66%	-43.24% to -44.24%
2007	0.95% to 2.60%	3,860,697	15.41 to 15.08	60,288,317	0.72%	16.18% to 14.31%
Equity-Income Portfolio - Initial Class (FEIP)
2011	1.30% to 1.50%	602,683	16.90 to 13.85	9,962,584	2.37%	-0.34% to -0.54%
2010	1.30% to 1.50%	695,726	16.96 to 13.93	11,547,588	1.76%	13.65% to 13.42%
2009	1.30% to 1.50%	811,187	14.92 to 12.28	11,860,565	2.22%	28.52% to 28.25%
2008	1.30% to 1.50%	997,322	11.61 to 9.57	11,365,561	2.20%	-43.40% to -43.52%
2007	1.30% to 1.50%	1,310,249	20.51 to 16.95	26,437,845	1.68%	0.20% to 0%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2011	0.95% to 1.95%	121,353	13.61 to 12.34	1,619,389	0.65%	-9.90% to -10.81%
2010	0.95% to 2.25%	163,220	15.10 to 13.46	2,411,455	0.24%	25.14% to 23.66%
2009	0.95% to 2.25%	245,996	12.07 to 10.88	2,889,812	0.38%	55.66% to 53.30%
2008	0.95% to 2.40%	286,147	7.75 to 7.03	2,165,977	0.46%	-51.75% to -52.55%
2007	0.95% to 2.40%	392,305	16.07 to 14.81	6,174,688	0.61%	4.43% to 2.97%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2011	1.30% to 1.50%	614,623	$ 15.17 to $ 12.57	$ 9,133,391	6.36%	2.68% to 2.47%
2010	1.30% to 1.50%	735,446	14.77 to 12.27	10,641,122	7.44%	12.34% to 12.12%
2009	1.30% to 1.50%	857,007	13.15 to 10.94	11,043,020	7.78%	42.09% to 41.80%
2008	1.30% to 1.50%	1,013,037	9.25 to 7.72	9,204,648	7.72%	-25.96% to - 26.11%
2007	1.30% to 1.50%	1,346,504	12.50 to 10.44	16,560,408	7.01%	1.44% to 1.24%
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
2011	1.30% to 1.50%	105,897	14.86 to 12.38	1,552,401	1.53%	-7.39% to -7.57%
2010	1.30% to 1.50%	121,214	16.05 to 13.39	1,912,573	1.18%	14.83% to 14.60%
2009	1.30% to 1.50%	115,825	13.98 to 11.69	1,592,562	1.52%	31.18% to 30.91%
2008	1.30% to 1.50%	144,687	10.65 to 8.93	1,515,574	1.69%	-36.65% to -36.78%
2007	1.30% to 1.50%	171,354	16.82 to 14.12	2,833,817	4.23%	17.41% to 17.17%
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
2011	0.95% to 1.40%	99,796	12.48 to 9.94	1,232,632	1.43%	-7.15% to -7.57%
2010	0.95% to 1.40%	122,835	13.44 to 10.76	1,636,213	1.09%	15.07% to 14.55%
2009	0.95% to 1.40%	132,853	11.68 to 9.39	1,538,993	1.47%	31.53% to 30.93%
2008	0.95% to 1.40%	156,018	8.88 to 7.17	1,375,334	1.67%	-36.49% to -36.78%
2007	0.95% to 1.50%	187,562	13.98 to 11.25	2,604,413	4.01%	17.74% to 17.08%
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2011	0.95% to 1.60%	43,368	9.57 to 8.86	411,986	1.23%	-7.35% to -7.95%
2010	0.95% to 1.60%	53,307	10.33 to 9.63	546,181	0.76%	14.92% to 14.17%
2009	0.95% to 1.60%	64,796	8.99 to 8.43	578,051	1.27%	31.15% to 30.29%
2008	0.95% to 1.60%	90,695	6.85 to 6.47	617,251	1.20%	-36.55% to -36.97%
2007	0.95% to 2.00%	155,616	11.66 to 10.63	1,682,140	3.79%	17.53% to 16.28%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	1.30% to 1.50%	130,380	17.16 to 14.60	2,201,510	1.84%	-3.82% to -4.02%
2010	1.30% to 1.50%	150,460	17.85 to 15.21	2,643,596	1.70%	12.78% to 12.55%
2009	1.30% to 1.50%	182,047	15.82 to 13.52	2,831,492	2.42%	27.43% to 27.18%
2008	1.30% to 1.50%	205,903	12.42 to 10.63	2,518,978	2.34%	-29.65% to -29.79%
2007	1.30% to 1.50%	260,245	17.65 to 15.14	4,531,540	5.99%	13.99% to 13.76%
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
2011	0.95% to 1.05%	129,981	14.84 to 14.63	1,917,959	1.94%	-3.61% to -3.71%
2010	0.95% to 1.05%	132,822	15.39 to 15.19	2,034,990	1.52%	13.06% to 12.94%
2009	0.95% to 1.05%	159,093	13.62 to 13.45	2,156,813	2.96%	27.72% to 27.59%
2008	0.95% to 1.05%	176,253	10.66 to 10.54	1,872,306	2.23%	-29.50% to -29.57%
2007	0.95% to 1.50%	227,600	15.12 to 12.53	3,429,218	5.54%	14.26% to 13.62%
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
2011	0.95% to 1.60%	92,437	11.93 to 11.05	1,088,362	1.74%	-3.74% to -4.37%
2010	0.95% to 1.60%	97,159	12.40 to 11.56	1,190,019	1.36%	12.88% to 12.14%
2009	0.95% to 1.60%	125,832	10.98 to 10.30	1,367,108	2.15%	27.54% to 26.70%
2008	0.95% to 1.60%	147,880	8.61 to 8.13	1,261,176	1.87%	-29.58% to -30.05%
2007	0.95% to 1.70%	241,655	12.23 to 12.18	2,948,057	5.41%	14.07% to 13.26%
VIP Fund - Balanced Portfolio - Initial Class (FBP)
2011	1.30% to 1.50%	680,538	21.60 to 14.65	14,341,563	1.50%	-4.87% to -5.06%
2010	1.30% to 1.50%	817,011	22.70 to 15.43	18,183,783	1.65%	16.54% to 16.30%
2009	1.30% to 1.50%	931,893	19.48 to 13.27	17,833,938	1.87%	36.80% to 36.52%
2008	1.30% to 1.50%	1,068,913	14.24 to 9.72	14,970,573	1.56%	-34.82% to -34.95%
2007	1.30% to 1.50%	1,370,830	21.85 to 14.94	29,485,545	3.34%	7.62% to 7.40%
VIP Fund - Balanced Portfolio - Service Class (FBS)
2011	0.95% to 1.20%	243,043	14.79 to 11.94	3,570,124	1.38%	-4.69% to -4.93%
2010	0.95% to 1.20%	306,509	15.52 to 12.56	4,728,133	1.48%	16.87% to 16.57%
2009	0.95% to 1.20%	390,093	13.28 to 10.78	5,151,599	2.43%	37.04% to 36.70%
2008	0.95% to 1.20%	420,979	9.69 to 7.88	4,058,636	1.41%	-34.65% to -34.82%
2007	0.95% to 1.70%	583,860	14.82 to 12.27	8,617,838	3.01%	7.86% to 7.10%
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)
2011	0.95% to 1.60%	147,701	12.59 to 11.66	1,829,491	1.24%	-4.74% to -5.36%
2010	0.95% to 1.60%	190,496	13.22 to 12.32	2,483,331	1.42%	16.64% to 15.87%
2009	0.95% to 1.60%	231,984	11.34 to 10.64	2,598,242	1.69%	37.01% to 36.11%
2008	0.95% to 1.95%	270,359	8.27 to 7.25	2,202,965	1.07%	-34.77% to -35.48%
2007	0.95% to 2.00%	566,382	12.68 to 11.18	6,922,053	3.11%	7.68% to 6.59%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.30% to 1.50%	1,195,533	21.41 to 17.70	25,179,025	1.39%	33.95% to 33.67%
2008	1.30% to 1.50%	1,362,752	15.98 to 13.24	21,444,023	0.90%	-43.26% to -43.38%
2007	1.30% to 1.50%	1,721,497	28.17 to 23.39	47,800,612	0.85%	16.06% to 15.82%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95% to 1.85%	1,018,989	18.33 to 12.22	17,850,384	1.29%	34.38% to 33.16%
2008	0.95% to 1.85%	1,165,290	13.64 to 9.18	15,220,038	0.80%	-43.16% to -43.68%
2007	0.95% to 1.85%	1,484,578	23.99 to 16.30	34,282,899	0.74%	16.39% to 15.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2011	0.95% to 1.70%	104,431	$ 8.79 to $ 8.07	$ 903,412	0.00%	-3.69% to -4.42%
2010	0.95% to 2.05%	153,523	9.13 to 7.92	1,369,071	0.24%	16.87% to 15.69%
2009	0.95% to 2.05%	178,282	7.81 to 6.85	1,365,100	0.01%	34.50% to 32.82%
2008	0.95% to 2.35%	250,249	5.81 to 5.03	1,416,520	0.39%	-41.91% to -42.81%
2007	0.95% to 2.35%	399,586	9.99 to 8.79	3,867,673	0.11%	5.71% to 4.27%
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
2011	0.95% to 1.20%	15,677	8.94 to 8.69	139,999	0.15%	-3.61% to -3.85%
2010	0.95% to 1.20%	19,399	9.27 to 9.04	179,759	0.23%	16.94% to 16.65%
2009	0.95% to 1.20%	26,109	7.93 to 7.75	206,920	0.14%	34.62% to 34.28%
2008	0.95% to 1.20%	33,398	5.89 to 5.77	196,635	0.51%	-41.75% to -41.89%
2007	0.95% to 1.20%	41,546	10.11 to 9.93	419,802	0.20%	5.90% to 5.64%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.95% to 1.50%	626,632	13.92 to 10.72	8,344,579	2.26%	-0.10% to -0.65%
2010	0.95% to 1.55%	760,681	13.93 to 12.05	10,144,449	1.66%	14.00% to 13.40%
2009	0.95% to 1.80%	910,610	12.22 to 10.34	10,655,929	2.18%	28.80% to 27.47%
2008	0.95% to 1.80%	1,051,714	9.49 to 8.11	9,594,707	2.17%	-43.25% to -43.82%
2007	0.95% to 1.80%	1,342,707	16.72 to 14.44	21,651,322	1.52%	0.45% to -0.35%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2011	0.95% to 2.15%	1,021,229	12.25 to 10.62	12,236,840	2.07%	-0.30% to -1.50%
2010	0.95% to 2.60%	1,286,076	12.28 to 9.39	15,478,786	1.48%	13.83% to 12.03%
2009	0.95% to 2.60%	1,727,974	10.79 to 8.39	18,012,012	1.99%	28.65% to 26.28%
2008	0.95% to 2.60%	2,201,159	8.39 to 6.64	17,684,718	1.91%	-43.36% to -44.39%
2007	0.95% to 2.60%	3,198,721	14.81 to 11.94	44,920,124	1.56%	0.31% to -1.31%
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
2011	1.30% to 1.50%	318,592	16.53 to 13.52	5,146,659	1.71%	0.29% to 0.09%
2010	1.30% to 1.50%	369,824	16.49 to 13.51	5,967,560	0.69%	13.38% to 13.15%
2009	1.30% to 1.50%	435,060	14.54 to 11.94	6,202,757	1.06%	25.55% to 25.30%
2008	1.30% to 1.50%	508,815	11.58 to 9.53	5,786,705	1.10%	-42.46% to -42.58%
2007	1.30% to 1.50%	644,978	20.13 to 16.60	12,774,324	1.83%	10.66% to 10.43%
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2011	0.95% to 1.30%	474,746	13.39 to 9.63	6,309,986	1.62%	0.61% to 0.26%
2010	0.95% to 1.40%	545,122	13.31 to 9.50	7,202,720	0.59%	13.57% to 13.06%
2009	0.95% to 1.40%	656,856	11.72 to 8.40	7,645,855	1.32%	25.95% to 25.38%
2008	0.95% to 1.40%	757,698	9.31 to 6.70	7,005,801	1.01%	-42.33% to -42.59%
2007	0.95% to 1.70%	968,589	16.14 to 12.27	15,531,097	1.69%	10.93% to 10.15%
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
2011	0.95% to 2.15%	369,941	10.13 to 8.79	3,685,991	1.46%	0.40% to -0.82%
2010	0.95% to 2.60%	460,031	10.09 to 8.10	4,560,380	0.45%	13.46% to 11.66%
2009	0.95% to 2.60%	558,980	8.89 to 7.26	4,868,924	0.84%	25.81% to 23.51%
2008	0.95% to 2.60%	663,688	7.07 to 5.87	4,576,919	0.73%	-42.45% to -43.47%
2007	0.95% to 2.60%	1,217,465	12.02 to 10.39	14,463,016	1.41%	10.86% to 9.00%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.30% to 1.50%	2,164,700	15.59 to 8.07	32,910,036	0.48%	43.96% to 43.66%
2008	1.30% to 1.50%	2,454,884	10.83 to 5.62	25,968,267	0.38%	-55.60% to -55.69%
2007	1.30% to 1.50%	2,998,614	24.39 to 12.68	71,585,431	0.00%	21.57% to 21.33%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95% to 1.50%	1,040,394	7.94 to 6.03	8,195,662	0.38%	44.33% to 43.53%
2008	0.95% to 1.50%	1,167,975	5.50 to 4.20	6,379,131	0.31%	-55.49% to -55.74%
2007	0.95% to 1.70%	1,477,714	12.36 to 9.67	18,151,098	0.00%	21.87% to 21.03%
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	0.95% to 1.65%	223,840	6.59 to 6.15	1,463,152	0.23%	44.08% to 43.06%
2008	0.95% to 1.65%	260,162	4.57 to 4.30	1,178,992	0.10%	-55.56% to -55.88%
2007	0.95% to 2.25%	433,171	10.29 to 8.81	4,367,308	0.00%	21.73% to 20.22%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	1.30% to 1.50%	657,852	15.80 to 13.25	10,133,503	0.35%	-1.10% to -1.30%
2010	1.30% to 1.50%	762,754	15.98 to 13.42	11,884,213	0.28%	22.56% to 22.31%
2009	1.30% to 1.50%	853,099	13.03 to 10.97	10,856,766	0.43%	26.62% to 26.36%
2008	1.30% to 1.50%	987,600	10.29 to 8.68	9,950,382	0.73%	-47.86% to -47.96%
2007	1.30% to 1.50%	1,220,889	19.74 to 16.69	23,620,044	0.85%	25.31% to 25.05%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.95% to 1.65%	758,980	13.54 to 8.50	10,126,520	0.25%	-0.81% to -1.51%
2010	0.95% to 1.65%	897,310	13.65 to 8.63	12,082,996	0.17%	22.88% to 22.01%
2009	0.95% to 1.65%	1,042,498	11.11 to 7.07	11,397,677	0.34%	26.93% to 26.03%
2008	0.95% to 1.65%	1,178,043	8.75 to 5.61	10,160,222	0.66%	-47.74% to -48.11%
2007	0.95% to 1.70%	1,451,639	16.75 to 11.35	23,999,276	0.65%	25.66% to 24.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	0.95% to 1.85%	1,054,013	$ 7.10 to $ 6.38	$ 7,361,637	0.12%	-0.98% to -1.88%
2010	0.95% to 2.15%	1,287,067	7.17 to 7.98	9,113,411	0.03%	22.69% to 21.31%
2009	0.95% to 2.25%	1,659,007	5.85 to 6.51	9,746,477	0.20%	26.75% to 24.83%
2008	0.95% to 2.35%	1,957,567	4.61 to 5.16	9,226,547	0.47%	-47.81% to -48.60%
2007	0.95% to 2.45%	2,980,613	8.84 to 9.95	27,521,681	0.41%	25.45% to 23.62%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	1.40% to 1.50%	103,090	11.85 to 11.80	1,221,721	6.94%	2.59% to 2.49%
2010	1.40% to 1.45%	95,239	11.55 to 11.53	1,100,382	7.18%	12.28% to 12.23%
2009	1.40% to 1.45%	123,555	10.29 to 10.28	1,271,390	9.72%	41.80% to 41.73%
2008	1.40% to 1.45%	144,845	7.26 to 7.25	1,051,086	10.32%	-25.94% to -25.97%
2007	1.40% to 1.45%	183,544	9.80 to 9.79	1,798,322	16.79%	-2.02% to -2.06%	****
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.95% to 1.50%	334,346	12.88 to 11.83	4,280,118	6.32%	2.94% to 2.37%
2010	0.95% to 1.50%	400,252	12.51 to 11.55	4,981,173	7.17%	12.71% to 12.08%
2009	0.95% to 1.50%	490,276	11.10 to 10.31	5,417,043	7.62%	42.41% to 41.62%
2008	0.95% to 1.50%	577,479	7.80 to 7.28	4,483,080	7.59%	-25.78% to -26.19%
2007	0.95% to 1.50%	788,760	10.50 to 9.86	8,254,967	6.81%	1.68% to 1.11%
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
2011	0.95% to 1.85%	251,674	13.48 to 12.12	3,339,952	6.09%	2.73% to 1.80%
2010	0.95% to 1.85%	328,452	13.12 to 11.90	4,241,656	6.40%	12.59% to 11.57%
2009	0.95% to 2.00%	485,203	11.65 to 9.64	5,481,167	7.20%	42.10% to 40.57%
2008	0.95% to 2.00%	683,721	8.20 to 6.86	5,401,594	6.41%	-25.85% to -26.67%
2007	0.95% to 2.25%	1,259,532	11.06 to 9.15	13,218,372	6.75%	1.56% to 0.26%
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
2011	0.95% to 1.80%	113,574	11.98 to 11.51	1,349,359	6.15%	2.66% to 1.78%
2010	0.95% to 1.80%	133,279	11.67 to 11.31	1,543,788	5.83%	12.71% to 11.74%
2009	0.95% to 2.00%	195,840	10.36 to 10.06	2,014,679	7.65%	42.13% to 40.60%
2008	0.95% to 2.00%	204,856	7.29 to 7.15	1,484,566	8.72%	-25.89% to -26.71%
2007	0.95% to 2.05%	229,788	9.83 to 9.76	2,254,241	16.83%	-1.68% to -2.41%	****
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2011	0.95% to 1.20%	38,112	12.07 to 11.93	459,157	6.65%	3.01% to 2.75%
2010	0.95% to 1.20%	40,281	11.72 to 11.61	471,404	7.26%	12.58% to 12.30%
2009	0.95% to 1.20%	48,313	10.41 to 10.34	502,388	7.21%	42.56% to 42.21%
2008	0.95% to 1.20%	51,824	7.30 to 7.27	378,158	9.25%	-25.69% to -25.88%
2007	0.95% to 1.20%	55,900	9.82 to 9.81	549,020	16.34%	-1.77% to -1.94%	****
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2011	0.95% to 1.70%	1,489,798	13.70 to 9.26	21,473,723	1.89%	1.07% to 0.31%
2010	0.95% to 1.80%	1,678,112	13.55 to 9.13	23,959,258	1.90%	13.93% to 12.95%
2009	0.95% to 1.80%	1,943,775	11.89 to 8.08	24,461,730	2.52%	25.40% to 24.33%
2008	0.95% to 1.80%	2,303,589	9.48 to 6.50	23,084,333	1.91%	-37.60% to -38.13%
2007	0.95% to 2.00%	3,062,942	15.20 to 11.22	49,555,131	3.58%	4.43% to 3.38%
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2011	0.95% to 1.70%	878,584	19.70 to 16.78	17,381,579	3.05%	6.32% to 5.51%
2010	0.95% to 1.70%	1,108,219	18.53 to 15.90	20,693,390	3.45%	6.78% to 5.97%
2009	0.95% to 1.70%	1,257,159	17.36 to 15.01	22,031,226	8.95%	14.62% to 13.76%
2008	0.95% to 1.80%	1,487,483	15.14 to 13.00	22,802,056	4.56%	-4.17% to -4.98%
2007	0.95% to 2.00%	2,002,429	15.80 to 13.44	31,971,786	4.60%	3.35% to 2.27%
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
2011	1.30%	71,033	37.99	2,698,839	0.25%	-11.77%
2010	1.30%	79,372	43.06	3,418,130	0.38%	27.16%
2009	1.30%	84,859	33.87	2,873,780	0.88%	38.27%
2008	1.30%	91,649	24.49	2,244,770	0.43%	-40.23%
2007	1.30%	111,290	40.98	4,560,666	0.91%	14.12%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.95% to 1.85%	156,767	39.26 to 32.28	6,100,499	0.13%	-11.56% to -12.37%
2010	0.95% to 1.85%	200,317	44.39 to 36.84	8,820,270	0.25%	27.48% to 26.32%
2009	0.95% to 1.85%	239,781	34.82 to 29.16	8,285,227	0.59%	38.69% to 37.43%
2008	0.95% to 1.85%	270,595	25.11 to 21.22	6,749,304	0.33%	-40.08% to -40.63%
2007	0.95% to 1.85%	371,994	41.91 to 35.74	15,499,235	0.73%	14.38% to 13.34%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	0.95% to 2.15%	692,031	22.29 to 19.33	15,143,526	0.02%	-11.70% to -12.77%
2010	0.95% to 2.45%	891,471	25.24 to 34.09	22,348,386	0.11%	27.35% to 25.57%
2009	0.95% to 2.25%	1,178,982	19.82 to 27.75	24,350,810	0.44%	38.42% to 36.45%
2008	0.95% to 2.40%	1,462,630	14.32 to 20.04	22,665,119	0.24%	-40.18% to -41.11%
2007	0.95% to 2.45%	2,141,028	23.93 to 33.87	57,840,422	0.50%	14.24% to 12.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
2011	0.95% to 1.50%	832,065	$ 13.18 to $ 12.31	$ 10,812,880	0.11%	-0.84% to -1.39%
2010	0.95% to 1.80%	1,033,965	13.29 to 11.40	13,599,712	0.18%	-0.71% to -1.56%
2009	0.95% to 1.80%	1,254,704	13.38 to 11.58	16,665,180	0.82%	-0.24% to -1.09%
2008	0.95% to 1.80%	1,755,894	13.41 to 11.71	23,422,359	2.98%	2.05% to 1.17%
2007	0.95% to 1.95%	1,692,808	13.14 to 11.57	22,140,604	4.91%	4.18% to 3.14%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	1.30% to 1.50%	559,611	14.11 to 11.72	7,775,840	1.30%	-18.24% to -18.41%
2010	1.30% to 1.50%	661,127	17.26 to 14.36	11,247,722	1.36%	11.65% to 11.42%
2009	1.30% to 1.50%	799,518	15.46 to 12.89	12,179,776	2.13%	24.88% to 24.63%
2008	1.30% to 1.50%	936,068	12.38 to 10.34	11,429,678	2.34%	-44.54% to -44.65%
2007	1.30% to 1.50%	1,197,734	22.32 to 18.68	26,404,069	3.32%	15.78% to 15.54%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.95% to 1.45%	215,256	11.98 to 9.88	2,559,186	1.20%	-18.01% to -18.43%
2010	0.95% to 1.45%	256,381	14.62 to 12.11	3,716,249	1.31%	11.92% to 11.36%
2009	0.95% to 1.45%	290,240	13.06 to 11.62	3,753,883	2.04%	25.24% to 24.60%
2008	0.95% to 1.45%	332,003	10.43 to 8.73	3,433,097	2.15%	-44.40% to -44.68%
2007	0.95% to 1.70%	448,229	18.76 to 16.53	8,348,164	3.09%	16.09% to 15.30%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2011	0.95% to 2.15%	205,125	8.30 to 7.20	1,680,184	1.08%	-18.12% to -19.12%
2010	0.95% to 2.15%	234,497	10.14 to 8.91	2,348,888	1.09%	11.76% to 10.41%
2009	0.95% to 2.15%	295,619	9.07 to 8.07	2,661,348	1.83%	25.02% to 23.51%
2008	0.95% to 2.30%	376,092	7.26 to 7.94	2,748,873	1.87%	-44.49% to -45.31%
2007	0.95% to 2.30%	587,205	16.35 to 14.52	7,889,062	2.92%	16.03% to 14.44%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	0.95% to 2.10%	156,770	11.17 to 10.22	1,730,600	1.03%	-18.17% to -19.12%
2010	0.95% to 2.10%	208,729	13.65 to 12.63	2,852,274	1.03%	11.75% to 10.46%
2009	0.95% to 2.55%	285,270	12.22 to 16.24	3,716,167	1.99%	25.00% to 22.74%
2008	0.95% to 2.55%	352,777	9.77 to 13.23	3,767,285	1.96%	-44.48% to -45.44%
2007	0.95% to 2.55%	473,983	17.60 to 24.25	9,315,988	3.11%	15.94% to 14.15%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.95% to 1.45%	35,920	11.31 to 10.88	402,753	1.20%	-18.09% to -18.50%
2010	0.95% to 1.45%	42,123	13.80 to 13.35	577,786	1.24%	11.94% to 11.37%
2009	0.95% to 1.55%	52,089	12.33 to 17.56	643,937	2.21%	25.29% to 24.29%
2008	0.95% to 1.55%	64,461	9.84 to 14.13	639,820	2.34%	-44.41% to -44.81%
2007	0.95% to 1.55%	79,453	17.71 to 25.60	1,417,786	3.20%	16.11% to 15.49%
VIP Fund - Value Portfolio - Service Class 2 (FV2)
2011	0.95% to 1.75%	37,024	11.41 to 10.47	416,278	0.71%	-3.60% to -4.38%
2010	0.95% to 1.75%	42,696	11.84 to 10.95	499,436	1.04%	16.40% to 15.46%
2009	0.95% to 1.75%	50,426	10.17 to 9.49	507,519	0.68%	40.76% to 39.62%
2008	0.95% to 1.75%	55,361	7.23 to 6.80	393,801	0.49%	-47.11% to -47.54%
2007	0.95% to 1.85%	87,802	13.66 to 12.89	1,178,106	0.39%	0.89% to 0.03%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.95% to 1.15%	14,663	14.60 to 14.32	212,586	0.80%	-9.71% to -9.89%
2010	0.95% to 1.40%	18,259	16.17 to 14.61	292,945	0.42%	25.25% to 24.85%
2009	0.95% to 1.40%	26,841	12.91 to 11.70	341,779	0.53%	55.90% to 54.88%
2008	0.95% to 1.55%	23,049	8.28 to 7.48	186,864	0.62%	-51.64% to -52.03%
2007	0.95% to 1.55%	27,247	17.12 to 15.59	457,510	0.93%	4.59% to 4.03%
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
2011	0.95% to 1.05%	16,148	11.60 to 11.48	186,874	0.76%	-3.47% to -3.57%
2010	0.95% to 1.05%	20,918	12.02 to 11.90	250,963	1.31%	16.61% to 16.50%
2009	0.95% to 1.05%	23,767	10.30 to 10.22	244,577	0.77%	40.99% to 40.85%
2008	0.95% to 1.05%	29,534	7.31 to 7.25	215,504	0.70%	-47.04% to -47.09%
2007	0.95% to 1.10%	36,865	13.80 to 13.66	507,940	0.53%	1.02% to 0.87%
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
2011	0.95% to 1.00%	4,903	9.87 to 9.81	48,272	0.00%	-9.87% to -9.92%
2010	0.95% to 1.00%	6,048	10.95 to 10.89	66,031	0.00%	23.51% to 23.44%
2009	0.95% to 1.00%	8,266	8.87 to 8.83	73,146	0.00%	38.40% to 38.33%
2008	0.95% to 1.00%	6,455	6.41 to 6.38	41,320	0.00%	-49.36% to -49.39%
2007	0.95% to 1.20%	6,498	12.65 to 12.43	82,132	0.00%	16.39% to 16.09%
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
2011	0.95% to 2.15%	51,949	9.63 to 8.42	488,195	0.00%	-10.08% to -11.16%
2010	0.95% to 2.15%	82,434	10.71 to 9.48	863,684	0.00%	23.50% to 22.13%
2009	0.95% to 2.25%	123,408	8.67 to 7.68	1,044,951	0.00%	38.00% to 35.98%
2008	0.95% to 2.35%	208,391	6.28 to 5.60	1,273,306	0.00%	-49.39% to -50.19%
2007	0.95% to 2.35%	271,076	12.41 to 11.24	3,267,759	0.00%	16.20% to 14.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.95% to 1.55%	73,800	$ 14.96 to $ 14.14	$ 1,089,825	1.63%	5.29% to 4.71%
2010	0.95% to 1.65%	99,592	14.21 to 13.38	1,397,132	1.78%	19.79% to 19.05%
2009	0.95% to 1.65%	125,910	11.86 to 11.24	1,472,972	1.88%	16.56% to 15.61%
2008	0.95% to 1.65%	151,231	10.18 to 9.72	1,520,486	2.07%	-27.64% to -28.21%
2007	0.95% to 1.65%	201,567	14.07 to 13.55	2,807,251	2.60%	-3.35% to -3.99%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	0.95% to 1.35%	16,370	13.98 to 13.45	225,981	1.96%	-11.29% to -11.65%
2010	0.95% to 1.55%	21,610	15.76 to 13.85	332,603	2.09%	7.64% to 7.07%
2009	0.95% to 1.55%	23,759	14.64 to 12.93	340,797	3.97%	36.04% to 35.04%
2008	0.95% to 1.55%	30,221	10.76 to 9.58	318,896	2.58%	-40.80% to -41.21%
2007	0.95% to 1.55%	33,635	18.18 to 16.29	601,501	2.18%	14.68% to 14.07%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.95% to 1.40%	31,538	9.09 to 8.94	284,402	0.01%	-2.48% to -2.92%
2010	0.95% to 1.20%	43,505	9.32 to 9.26	404,258	2.00%	9.21% to 8.93%
2009	0.95% to 2.00%	57,780	8.53 to 8.37	490,739	4.75%	29.01% to 27.50%
2008	0.95% to 1.60%	9,607	6.61 to 6.58	63,341	2.89%	-33.86% to -34.20%	****
Regency Portfolio - S Class Shares (AMRS)
2008	0.95% to 1.80%	31,830	5.58 to 6.74	181,638	1.25%	-46.46% to -47.00%
2007	0.95% to 1.80%	20,462	10.42 to 12.72	221,991	0.22%	2.07% to 1.24%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.95% to 1.70%	19,928	13.11 to 12.37	257,526	0.33%	-4.00% to -4.72%
2010	0.95% to 1.80%	22,926	13.66 to 12.89	308,598	0.03%	21.69% to 20.65%
2009	0.95% to 2.20%	22,205	11.22 to 12.58	258,250	1.41%	30.18% to 28.35%
2008	0.95% to 2.20%	26,570	8.62 to 9.80	239,704	1.99%	-40.02% to -40.83%
2007	0.95% to 2.35%	34,139	14.37 to 16.45	518,801	0.10%	6.59% to 5.14%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.35%	745,696	10.16 to 9.06	7,413,359	0.01%	42.78% to 40.55%
2008	0.95% to 2.60%	945,209	7.11 to 6.34	6,572,841	0.00%	-46.18% to -47.14%
2007	0.95% to 2.60%	1,147,953	13.22 to 11.99	14,864,759	0.01%	12.77% to 10.95%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.95% to 1.50%	35,421	13.78 to 13.21	483,286	1.32%	-9.14% to -9.64%
2010	0.95% to 1.50%	39,528	15.17 to 14.62	596,064	1.46%	14.87% to 14.24%
2009	0.95% to 1.55%	41,001	13.21 to 18.45	556,408	2.30%	38.37% to 37.37%
2008	0.95% to 1.55%	49,473	9.54 to 13.43	499,279	1.47%	-40.76% to -41.20%
2007	0.95% to 1.55%	45,383	16.11 to 22.84	779,614	1.31%	5.32% to 4.75%
Global Securities Fund/VA - Class 4 (OVGS4)
2011	0.95% to 2.00%	226,068	13.52 to 12.46	3,006,496	1.10%	-9.36% to -10.32%
2010	0.95% to 2.00%	324,505	14.92 to 13.90	4,784,755	1.28%	14.57% to 13.36%
2009	0.95% to 2.15%	435,440	13.02 to 12.15	5,596,606	2.01%	38.06% to 36.22%
2008	0.95% to 2.20%	525,504	9.43 to 8.90	4,888,798	1.30%	-40.91% to -41.74%
2007	0.95% to 2.45%	686,311	15.96 to 15.13	10,831,474	1.09%	5.05% to 3.51%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.95% to 1.35%	9,452	15.76 to 15.16	147,054	1.34%	-9.16% to -9.53%
2010	0.95% to 1.55%	12,245	17.34 to 15.02	210,183	1.53%	14.86% to 14.28%
2009	0.95% to 1.55%	31,161	15.10 to 13.14	459,225	1.68%	38.44% to 37.45%
2008	0.95% to 1.55%	33,904	10.91 to 9.56	361,882	1.58%	-40.76% to -41.19%
2007	0.95% to 1.55%	43,404	18.41 to 16.26	785,425	1.38%	5.30% to 4.73%
Global Securities Fund/VA - Service Class (OVGSS)
2011	0.95% to 1.95%	131,204	15.40 to 13.93	1,982,792	1.11%	-9.39% to -10.31%
2010	0.95% to 1.95%	168,541	17.00 to 15.53	2,811,525	1.33%	14.60% to 13.45%
2009	0.95% to 2.10%	254,036	14.83 to 13.53	3,690,668	2.11%	38.03% to 36.27%
2008	0.95% to 2.10%	356,893	10.75 to 9.93	3,753,280	1.30%	-40.90% to -41.66%
2007	0.95% to 2.10%	431,990	18.18 to 17.02	7,710,501	1.25%	5.07% to 3.91%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.95% to 1.10%	62,185	2.78 to 2.76	172,173	11.02%	-2.81% to -2.96%
2010	0.95% to 1.40%	68,583	2.86 to 2.78	195,325	6.53%	13.60% to 13.18%
2009	0.95% to 1.55%	79,552	2.52 to 2.44	199,631	0.00%	25.55% to 23.30%
2008	0.95% to 1.55%	48,947	2.01 to 1.98	98,043	7.38%	-79.09% to -79.28%
2007	0.95% to 1.55%	28,659	9.60 to 9.56	274,906	0.00%	-4.00% to -4.40%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.95% to 1.40%	29,987	4.00 to 3.83	118,599	9.79%	-3.26% to -3.70%
2010	0.95% to 1.55%	39,017	4.14 to 3.88	159,598	6.89%	13.72% to 13.13%
2009	0.95% to 1.65%	58,027	3.64 to 3.40	208,723	0.00%	24.13% to 21.80%
2008	0.95% to 1.65%	83,236	2.93 to 2.79	241,678	8.16%	-78.88% to -79.09%
2007	0.95% to 1.65%	111,717	13.88 to 13.37	1,538,523	8.33%	-1.06% to -1.73%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	0.95% to 2.15%	409,404	$ 11.88 to $ 10.53	$ 4,768,340	0.63%	-1.26% to -2.45%
2010	0.95% to 2.15%	526,930	12.03 to 10.79	6,223,078	0.99%	14.73% to 13.34%
2009	0.95% to 2.15%	726,603	10.48 to 9.52	7,439,741	1.73%	26.78% to 25.24%
2008	0.95% to 2.25%	910,823	8.27 to 7.55	7,362,822	1.35%	-39.21% to -40.08%
2007	0.95% to 2.45%	1,219,313	13.60 to 12.45	16,243,771	0.87%	3.16% to 1.64%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.95% to 1.35%	25,979	17.01 to 16.36	437,380	0.70%	-3.14% to -3.53%
2010	0.95% to 1.55%	34,925	17.56 to 16.69	606,718	0.66%	22.23% to 21.62%
2009	0.95% to 1.55%	43,822	14.37 to 13.72	622,444	0.92%	35.89% to 34.90%
2008	0.95% to 1.55%	50,851	10.57 to 10.17	532,380	0.50%	-38.42% to -38.88%
2007	0.95% to 1.55%	52,970	17.17 to 16.64	902,144	0.36%	-2.15% to -2.71%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	0.95% to 1.50%	37,115	9.59 to 9.30	351,946	0.38%	-3.31% to -3.84%
2010	0.95% to 1.50%	26,813	9.92 to 9.67	264,291	0.49%	21.89% to 21.21%
2009	0.95% to 1.75%	37,025	8.14 to 10.63	325,447	0.63%	35.58% to 34.32%
2008	0.95% to 1.80%	43,562	6.00 to 7.90	283,949	0.31%	-38.59% to -39.20%
2007	0.95% to 2.05%	58,304	9.78 to 12.91	612,125	0.13%	-2.33% to -3.38%
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2011	0.95% to 1.85%	474,674	17.28 to 15.79	8,073,718	2.97%	-0.30% to -1.21%
2010	0.95% to 2.15%	677,118	17.33 to 15.59	11,573,797	8.77%	13.68% to 12.39%
2009	0.95% to 2.30%	942,990	15.25 to 13.71	14,120,678	0.27%	17.28% to 15.65%
2008	0.95% to 2.30%	1,202,860	13.00 to 11.85	15,311,582	5.05%	-15.30% to -16.45%
2007	0.95% to 2.30%	1,376,792	15.35 to 14.19	20,735,994	3.33%	8.51% to 7.06%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.95% to 1.75%	73,985	12.68 to 12.41	930,403	1.94%	7.39% to 6.52%
2010	0.95% to 1.40%	36,578	11.80 to 11.72	430,769	1.30%	8.33% to 7.84%
2009	0.95% to 1.55%	10,695	10.90 to 10.86	116,428	0.72%	8.97% to 8.56%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2011	0.95% to 1.75%	134,979	11.44 to 11.20	1,540,847	1.59%	0.05% to -0.76%
2010	0.95% to 1.85%	152,598	11.44 to 11.26	1,741,220	1.53%	4.19% to 3.24%
2009	0.95% to 1.85%	161,276	10.98 to 10.91	1,767,434	1.29%	9.76% to 9.12%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.95% to 1.65%	11,369	12.64 to 11.89	140,967	1.21%	-5.55% to -6.21%
2010	0.95% to 1.70%	13,453	13.39 to 12.63	176,960	1.57%	13.29% to 12.43%
2009	0.95% to 1.80%	17,134	11.81 to 10.90	197,603	2.59%	28.58% to 27.31%
2008	0.95% to 2.15%	44,660	9.19 to 8.36	400,489	2.27%	-39.28% to -40.12%
2007	0.95% to 2.30%	59,863	15.13 to 13.85	886,987	1.34%	-6.94% to -8.17%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	0.95% to 1.35%	9,653	11.05 to 10.63	105,068	3.04%	-17.72% to -18.05%
2010	0.95% to 1.35%	13,155	13.43 to 12.97	174,856	3.73%	8.98% to 8.54%
2009	0.95% to 1.55%	16,878	12.32 to 11.76	205,705	0.00%	23.45% to 22.46%
2008	0.95% to 1.55%	24,176	9.98 to 9.60	238,682	2.54%	-44.48% to -44.90%
2007	0.95% to 1.70%	38,245	17.98 to 17.28	679,135	3.20%	7.33% to 6.60%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2011	0.95% to 1.50%	8,460	14.11 to 13.38	117,309	0.48%	-5.63% to -6.15%
2010	0.95% to 1.50%	9,780	14.95 to 14.26	144,083	0.33%	24.79% to 24.10%
2009	0.95% to 1.50%	17,044	11.98 to 11.49	201,760	1.79%	30.28% to 29.56%
2008	0.95% to 1.50%	24,978	9.20 to 8.87	227,344	1.48%	-39.94% to -40.27%
2007	0.95% to 1.50%	28,244	15.32 to 14.85	428,659	0.62%	-13.55% to -14.04%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.95% to 1.60%	60,756	11.92 to 11.19	709,223	0.00%	-18.63% to -19.16%
2010	0.95% to 2.05%	96,300	14.65 to 13.32	1,374,162	1.26%	19.65% to 18.47%
2009	0.95% to 2.25%	100,291	12.25 to 11.07	1,195,587	0.53%	62.34% to 60.14%
2008	0.95% to 2.25%	55,966	7.54 to 6.91	414,502	0.00%	-37.63% to -38.51%
2007	0.95% to 2.25%	70,960	12.09 to 11.25	842,948	0.00%	4.51% to 3.17%
Capital Growth Portfolio - Class II (ACEG2)
2011	0.95% to 1.85%	135,448	10.60 to 9.69	1,400,057	0.00%	-7.28% to -8.12%
2010	0.95% to 2.05%	173,486	11.43 to 10.34	1,933,473	0.00%	18.43% to 17.25%
2009	0.95% to 2.05%	273,597	9.65 to 8.82	2,561,691	0.00%	64.07% to 62.03%
2008	0.95% to 2.30%	328,511	5.88 to 5.35	1,882,927	0.20%	-49.60% to -50.34%
2007	0.95% to 2.45%	451,594	11.67 to 10.68	5,143,597	0.00%	15.53% to 13.82%
Comstock Portfolio - Class II (ACC2)
2011	0.95% to 2.15%	409,076	12.52 to 11.10	5,017,124	1.39%	-3.04% to -4.21%
2010	0.95% to 2.15%	531,183	12.92 to 11.59	6,721,551	0.14%	14.60% to 13.31%
2009	0.95% to 2.30%	745,932	11.27 to 10.11	8,205,438	4.29%	27.19% to 25.29%
2008	0.95% to 2.30%	930,104	8.86 to 8.07	8,056,470	2.44%	-36.41% to -37.36%
2007	0.95% to 2.45%	1,284,613	13.94 to 12.76	17,539,374	1.73%	-3.26% to -4.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.95% to 2.60%	708,705	$ 6.39 to $ 5.69	$ 4,419,408	0.44%	-52.36% to -53.25%
2007	0.95% to 2.60%	938,809	13.42 to 12.18	12,325,218	0.32%	0.40% to -1.24%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.95% to 1.80%	82,622	9.12 to 8.38	733,945	0.00%	-8.99% to -9.77%
2010	0.95% to 2.60%	118,430	10.03 to 8.63	1,157,006	0.49%	14.11% to 12.29%
2009	0.95% to 2.60%	160,721	8.79 to 7.68	1,371,344	0.28%	19.57% to 17.38%
2008	0.95% to 2.60%	182,489	7.35 to 6.54	1,304,807	0.00%	-43.17% to -44.19%
2007	0.95% to 2.60%	230,439	12.93 to 11.73	2,909,473	0.00%	10.67% to 8.86%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.95% to 1.10%	2,986	13.16 to 12.97	38,739	0.00%	-8.04% to -8.18%
2010	0.95% to 1.10%	6,135	14.31 to 14.12	86,965	0.00%	17.65% to 17.47%
2009	0.95% to 1.40%	9,758	12.16 to 11.74	117,307	0.00%	41.02% to 40.16%
2008	0.95% to 1.40%	11,561	8.62 to 8.37	98,659	0.00%	-47.53% to -47.85%
2007	0.95% to 1.40%	13,747	16.43 to 16.05	223,985	0.00%	9.79% to 9.36%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.95% to 1.35%	8,950	11.99 to 11.62	105,603	0.00%	-8.25% to -8.62%
2010	0.95% to 2.05%	18,466	13.07 to 15.94	240,572	0.00%	17.35% to 16.16%
2009	0.95% to 2.05%	21,689	11.13 to 13.72	252,525	0.00%	40.64% to 38.86%
2008	0.95% to 2.05%	26,173	7.92 to 9.88	217,628	0.00%	-47.63% to -48.29%
2007	0.95% to 2.05%	44,378	15.12 to 19.11	736,261	0.00%	9.49% to 8.34%
V.I. Core Equity Fund - Series I (AVGI)
2011	0.95% to 1.35%	18,185	10.97 to 10.72	198,240	0.91%	-1.01% to -1.41%
2010	0.95% to 1.35%	26,149	11.08 to 10.87	288,315	0.90%	8.52% to 8.08%
2009	0.95% to 1.55%	46,564	10.21 to 11.33	478,210	1.88%	27.08% to 26.19%
2008	0.95% to 1.55%	49,846	8.04 to 8.98	403,209	2.08%	-30.81% to -31.27%
2007	0.95% to 1.55%	53,441	11.61 to 13.06	624,683	1.12%	7.08% to 6.50%
V.I. Core Equity Fund - Series II (AVCE2)
2011	0.95% to 1.80%	61,899	10.82 to 10.30	659,306	0.76%	-1.24% to -2.08%
2010	0.95% to 1.90%	68,359	10.95 to 10.47	738,673	0.66%	8.21% to 7.25%
2009	0.95% to 2.35%	123,027	10.12 to 9.60	1,229,072	1.55%	26.77% to 24.85%
2008	0.95% to 2.35%	136,524	7.99 to 7.69	1,078,893	1.81%	-30.98% to -32.00%
2007	0.95% to 2.35%	167,172	11.57 to 11.31	1,920,889	0.75%	6.85% to 5.39%
V.I. International Growth Fund - Series II (AVIE2)
2011	0.95% to 1.80%	15,150	18.03 to 16.56	268,583	1.30%	-7.87% to -8.66%
2010	0.95% to 1.80%	22,521	19.58 to 18.13	433,385	1.54%	11.54% to 10.58%
2009	0.95% to 2.10%	35,995	17.55 to 16.02	619,656	1.26%	33.63% to 31.92%
2008	0.95% to 2.10%	47,870	13.13 to 12.15	616,506	0.41%	-41.11% to -41.86%
2007	0.95% to 2.10%	65,393	22.30 to 20.89	1,435,476	0.34%	13.35% to 12.14%
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
2011	0.95% to 1.35%	13,539	14.91 to 14.35	199,307	0.26%	-7.27% to -7.64%
2010	0.95% to 1.40%	21,857	16.08 to 15.49	347,677	0.45%	13.03% to 12.61%
2009	0.95% to 1.55%	40,559	14.23 to 13.60	572,187	1.33%	28.98% to 28.08%
2008	0.95% to 1.55%	48,207	11.03 to 10.62	527,777	1.53%	-29.20% to -29.66%
2007	0.95% to 1.55%	53,323	15.58 to 15.09	825,585	0.22%	8.50% to 7.90%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.95% to 1.75%	76,485	9.81 to 9.67	747,759	0.79%	-17.19% to -17.86%
2010	0.95% to 1.55%	33,086	11.84 to 11.79	391,165	0.00%	18.41% to 17.94%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.95% to 1.75%	161,057	11.76 to 11.51	1,883,766	0.91%	-8.09% to -8.83%
2010	0.95% to 1.70%	115,062	12.80 to 12.64	1,469,249	1.19%	7.64% to 6.83%
2009	0.95% to 1.85%	115,948	11.89 to 8.97	1,238,557	0.00%	18.90% to 18.16%	****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.95% to 1.55%	7,872	15.57 to 15.32	122,000	0.00%	-5.50% to -6.07%
2010	0.95% to 1.55%	11,321	16.47 to 16.31	186,001	0.00%	25.57% to 24.81%
2009	1.00% to 1.40%	6,874	13.11 to 13.08	90,092	0.00%	31.13% to 30.78%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.95% to 1.40%	5,329	12.16 to 12.07	64,637	4.41%	7.21% to 6.72%
2009	1.00% to 1.60%	6,049	11.34 to 11.30	68,498	4.96%	13.43% to 12.97%	****
Clover Value Fund II - Service Shares(obsolete) (FALFS)
2009	0.95% to 2.10%	119,548	8.78 to 8.01	1,030,537	2.32%	13.42% to 11.93%
2008	0.95% to 2.25%	144,291	7.74 to 7.08	1,096,433	1.53%	-34.59% to -35.54%
2007	0.95% to 2.25%	177,540	11.83 to 10.99	2,064,880	1.30%	-10.72% to -11.87%
International Equity Fund II(obsolete) (FVIE2)
2009	0.95% to 1.40%	8,430	11.88 to 11.47	99,267	3.07%	39.91% to 39.04%
2008	0.95% to 1.40%	10,516	8.49 to 8.25	88,622	0.63%	-46.24% to -46.56%
2007	0.95% to 1.40%	14,935	15.80 to 15.43	234,292	0.18%	8.50% to 8.07%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2008	0.95% to 2.25%	17,772	11.38 to 10.58	196,670	0.67%	-36.85% to -37.74%
2007	0.95% to 2.25%	25,017	18.02 to 16.99	441,415	0.31%	5.12% to 3.78%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core Equity Fund (obsolete) (STVGI)
2008	0.95% to 1.45%	2,608	$ 11.44 to $ 11.09	$ 29,393	1.01%	-38.49% to -38.81%
2007	0.95% to 1.80%	3,573	18.61 to 17.79	65,001	1.20%	-0.18% to -1.04%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	0.95% to 1.55%	196,969	7.25 to 6.96	1,410,725	0.41%	-39.63% to -40.06%
2007	0.95% to 1.55%	221,038	12.00 to 11.60	2,627,233	0.36%	8.11% to 7.46%
Large Cap Growth Stock Fund (obsolete) (STVCA)
2008	1.10% to 1.85%	2,620	9.00 to 8.59	23,038	0.20%	-41.33% to -41.78%
2007	1.45% to 1.85%	7,424	15.07 to 14.75	110,658	0.29%	13.60% to 13.13%
Large Cap Value Equity Fund (obsolete) (STVVIS)
2008	1.10% to 1.90%	5,137	12.77 to 12.16	64,302	2.03%	-33.53% to -34.13%
2007	1.10% to 1.90%	7,427	19.20 to 18.46	139,317	1.29%	2.41% to 1.64%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	0.95% to 1.65%	157,175	8.78 to 8.38	1,362,445	1.26%	-39.98% to -40.49%
2007	0.95% to 1.65%	235,928	14.63 to 14.09	3,410,924	1.07%	0.60% to -0.06%
Mid Cap Growth Strategies Fund II(obsolete) (FVGS2)
2009	0.95% to 1.65%	36,281	13.08 to 12.39	466,497	0.00%	29.37% to 28.24%
2008	0.95% to 1.65%	44,308	10.11 to 9.66	442,313	0.00%	-44.03% to -44.48%
2007	0.95% to 1.65%	47,645	18.07 to 17.41	851,505	0.00%	16.89% to 16.14%
Mid Cap Core Equity Fund (obsolete) (STVMCE)
2008	0.95% to 1.85%	2,229	11.63 to 10.99	25,112	0.58%	-41.22% to -41.76%
2007	0.95% to 1.85%	4,471	19.79 to 18.87	85,458	0.19%	4.18% to 3.23%
NVIT Mid Cap Growth Fund -Class II (obsolete) (SGRF2)
2008	0.95% to 1.60%	19,280	5.68 to 5.58	110,752	0.00%	-46.79% to -47.14%
2007	0.95% to 1.75%	19,079	10.68 to 10.54	209,775	0.00%	7.69% to 6.82%
Small Cap Value Equity Fund (obsolete) (STVSCV)
2008	0.95% to 1.40%	4,565	15.62 to 15.23	70,692	1.68%	-33.78% to -34.15%
2007	0.95% to 1.40%	4,598	23.59 to 23.13	107,713	0.85%	1.58% to 1.17%

2011	Reserves for annuity contracts in payout phase:				869,225
2011	Contract owners equity:				$541,215,504
2010	Reserves for annuity contracts in payout phase:				1,133,318
2010	Contract owners equity:				$699,931,571
2009	Reserves for annuity contracts in payout phase:				427,890
2009	Contract owners equity:				$788,131,102
2008	Reserves for annuity contracts in payout phase:				444,798
2008	Contract owners equity:				$774,814,980
2007	Reserves for annuity contracts in payout phase:				637,445
2007	Contract owners equity:				$1,498,536,209

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.